As filed with the U.S. Securities and Exchange Commission on January 10, 2025

Securities Act File No. [ ]

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 

Pre-Effective Amendment No.

Post-Effective Amendment No.

VOYA FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant’s Area Code and Telephone Number)

Joanne F. Osberg, Esq.

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on February 18, 2025, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the

Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class C, Class I, and Class W shares of beneficial interest in the series of the registrant designated as Voya Short Duration High Income Fund.

VOYA FLOATING RATE FUND
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
February 18, 2025

Dear Shareholder:
On behalf of the Board of Trustees (the “Board”) of Voya Floating Rate Fund (“Floating Rate Fund”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Floating Rate Fund. The Special Meeting is scheduled for 1:00 p.m. (MST) on May 6, 2025. The Special Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Special Meeting online by visiting https://www.viewproxy.com/voya/broadridgevsm where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your proxy ballot. Please see the “How do I attend the virtual Special Meeting?” section of the proxy statement for more details regarding the logistics of the virtual format of the Special Meeting. You will not be able to attend the meeting physically. At the Special Meeting, shareholders of Floating Rate Fund will be asked to vote on the proposed reorganization (the “Reorganization”) of Floating Rate Fund with and into Voya Short Duration High Income Fund (“SDHI Fund,” and together with Floating Rate Fund, the “Funds”). The Funds are members of the Voya family of funds.
If the Reorganization is approved by shareholders of Floating Rate Fund, shareholders of the Fund will become shareholders of SDHI Fund beginning on the date the Reorganization occurs. The Reorganization would provide you with an opportunity to participate in a portfolio that seeks a high level of current income with lower volatility than the broader high yield market.
Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.
Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than May 5, 2025.
We appreciate your participation and prompt response in this matter and thank you for your continued support.
Sincerely,

Christian G. Wilson
President

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
OF
VOYA FLOATING RATE FUND
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
Scheduled for May 6, 2025 at 1:00 p.m. (MST)

To the Shareholders:
NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of Voya Floating Rate Fund (“Floating Rate Fund”) is scheduled for 1:00 p.m. (MST) on May 6, 2025. The Special Meeting will be held in a virtual meeting format only. You can attend and participate in the Special Meeting by registering online at https://viewproxy.com/voya/broadridgevsm where you will be able to listen to the Special Meeting live, submit questions and vote. You will need your unique control number, which is located in the box indicated by the arrow on the front of your Proxy Ballot. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new unique control number through your bank/broker in order to register to attend the meeting. See the “How do I attend the virtual Special Meeting?” section of the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) for more details regarding the logistics of the Special Meeting, including the ability to submit questions, and technical details and support related to accessing the virtual platform for the Special Meeting. You will not be able to attend the meeting physically.
At the Special Meeting, Floating Rate Fund’s shareholders will be asked:
1.
To approve an Agreement and Plan of Reorganization by and between Voya Funds Trust, on behalf of its series, Floating Rate Fund, and Voya Funds Trust, on behalf of its series, Voya Short Duration High Income Fund (“SDHI Fund”), providing for the reorganization of Floating Rate Fund with and into SDHI Fund (the “Reorganization”); and
2.
To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.
Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the Reorganization to be placed before the Special Meeting.
The Board of Trustees of Floating Rate Fund recommends that you vote “FOR” the Reorganization.
Shareholders of record as of the close of business on February 5, 2025 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by May 5, 2025 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to Floating Rate Fund or by voting in person (virtually) at the Special Meeting.
By Order of the Board of Trustees

Joanne F. Osberg
Secretary

February 18, 2025

PROXY STATEMENT/PROSPECTUS
February 18, 2025

Special Meeting of Shareholders
of Voya Floating Rate Fund
Scheduled for May 6, 2025 at 1:00 p.m. (MST)

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
Voya Floating Rate Fund	Voya Short Duration High Income Fund
(A series of Voya Funds Trust)	(A series of Voya Funds Trust)
7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034	7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
1-800-992-0180	1-800-992-0180
(each an open-end management investment company)
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to be Held on May 6, 2025
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya
The Proxy Statement/Prospectus explains concisely what you should know before voting on the matter described herein or investing in Voya Short Duration High Income Fund. Please read it carefully and keep it for future reference.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION
To obtain more information about Voya Floating Rate Fund (“Floating Rate Fund”) and Voya Short Duration High Income Fund (“SDHI Fund,” and together with Floating Rate Fund, the “Funds”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.
By Phone:	1-800-992-0180
By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034
By Internet:	https://individuals.voya.com/literature
The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:
1.
The Statement of Additional Information dated February 18, 2025 relating to this Proxy Statement/Prospectus (File No. [XXX-XXXXX]);
2.
The Prospectus and Statement of Additional Information, as supplemented, dated July 31, 2024 for the Funds (File No. 811-08895);
3.
The audited annual financial statements contained in the annual report for each Fund dated March 31, 2024 (File No. 811-08895); and
4.
The unaudited semi-annual financial statements and other information filed on Form N-CSRS for each Fund for the sixth-month period ended September 30, 2024 (File No. 811-08895).
The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder (the “1940 Act”), and in accordance therewith, file reports and other information including proxy materials with the SEC. Proxy material, reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

INTRODUCTION
What is happening?
On November 14, 2024, the Board of Trustees (the “Board”) of Voya Floating Rate Fund (“Floating Rate Fund”) and Voya Short Duration High Income Fund (“SDHI Fund,” and together with Floating Rate Fund, the “Funds”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Floating Rate Fund with and into SDHI Fund (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of Floating Rate Fund, and if approved, is expected to be effective on August 8, 2025, or such other date as the parties may agree (the “Closing Date”).
Why did you send me this booklet?
This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot for Floating Rate Fund. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.
Because you, as a shareholder of Floating Rate Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of SDHI Fund, this Proxy Statement/Prospectus also serves as a prospectus for SDHI Fund. SDHI Fund is an open-end management investment company, that seeks a high level of current income with lower volatility than the broader high yield market, as described more fully below.
Who is eligible to vote?
Shareholders of record holding an investment in shares of Floating Rate Fund as of the close of business on February 5, 2025 (the “Record Date”) are eligible to vote at the special meeting of shareholders (the “Special Meeting”) or any adjournments or postponements thereof. Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at 855-200-8145. (See “General Information about the Proxy Statement/Prospectus” for more information on the Proxy Solicitor.)
How do I vote?
You may submit your Proxy Ballot in one of four ways:
•
By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.
•
By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. To the extent shares are held jointly, both joint owners must sign the Proxy Ballot.
•
At the Special Meeting Over the Internet. The Special Meeting will be held entirely online. Shareholders of record as of February 5, 2025, will be able to attend and participate in the Special Meeting by registering online at https://viewproxy.com/voya/broadridgevsm. Even if you plan to attend the Special Meeting online, we recommend that you also vote by proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting. Please see the “How do I attend the virtual Special Meeting?” section below for more details regarding the logistics of the virtual format of the Special Meeting.
If you do not plan to attend the Special Meeting, to be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m. (MST) on May 5, 2025.
How do I attend the virtual Special Meeting?
There is no physical location for the Special Meeting. In order to attend the virtual Special Meeting, please visit https://viewproxy.com/voya/broadridgevsm and follow the instructions as outlined on the website.
Shareholders whose shares are registered directly with Floating Rate Fund in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s Proxy Ballot to register to participate in and vote at the Special Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than May 5, 2025. Once shareholders have obtained a new control number, they must visit https://www.viewproxy.com/voya/broadridgevsm/ to submit their name and newly issued control number in order to register to participate in and vote at the Special Meeting. After shareholders have submitted their registration information, they will receive an email from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information to attend the Special Meeting, and (ii) an email with a password to enter at the event link to access the Special Meeting. Shareholders may vote before or during the Special Meeting at www.proxyvote.com. Only shareholders of Floating Rate Fund present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Special Meeting.
1

The virtual meeting platform is fully supported across browsers (Microsoft Edge, Firefox, Chrome, and Safari) and devices (desktops, laptops, tablets, and cell phones) running the most updated version of applicable software and plugins. Shareholders should ensure that they have a strong Wi-Fi connection wherever they intend to participate in the Special Meeting. Shareholders should also give themselves plenty of time to log in and ensure that they can hear audio prior to the start of the Special Meeting.
Access to the audio webcast of the Special Meeting. The live audio webcast of the meeting will begin promptly at 1:00 p.m. (MST) on May 6, 2025. Online access to the audio webcast will open approximately thirty minutes prior to the start of the meeting to allow time for you to log in and test the computer audio system. We encourage shareholders to access the meeting prior to the start time.
Log in Instructions. To attend the Special Meeting, Shareholders must register at https://viewproxy.com/voya/broadridgevsm. Shareholders will need the event password which will be provided in their registration confirmation.
Beneficial Owners. If you hold your shares through an intermediary, such as a bank or broker, you must register in advance to attend the Special Meeting. To register you must obtain a legal proxy and a new control number.
When will the Special Meeting be held?
The Special Meeting is scheduled to be held virtually online on May 6, 2025, at 1:00 p.m. (MST).
2

SUMMARY OF THE PROPOSED REORGANIZATION
You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about SDHI Fund, please consult Appendix B.
On November 14, 2024, the Board approved the Reorganization Agreement. In connection with the Board’s approval of the Reorganization Agreement, the Board was provided with information regarding historical performance (where available), historical composite performance (where historical fund performance was unavailable), historical expense ratios, and the projected expense ratio of SDHI Fund following the Reorganization. Subject to approval by shareholders of Floating Rate Fund, the Reorganization Agreement provides for:
•
the transfer of all of the assets of Floating Rate Fund to SDHI Fund in exchange for shares of beneficial interest of SDHI Fund and the assumption by SDHI Fund of all the liabilities of Floating Rate Fund;
•
the distribution of shares of SDHI Fund to the shareholders of Floating Rate Fund; and
•
the complete liquidation of Floating Rate Fund.
If shareholders of Floating Rate Fund approve the Reorganization, each owner of Class A, Class C, Class I, and Class W shares of Floating Rate Fund would become a shareholder of the corresponding share class of SDHI Fund.1 Class R shareholders of Floating Rate Fund would become shareholders of Class A shares of SDHI Fund. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Floating Rate Fund will hold, immediately after the close of the Reorganization (the “Closing”), shares of SDHI Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of Floating Rate Fund held by that shareholder as of the close of business on the Closing Date.
In considering whether to approve the Reorganization, you should note that:
•
The Funds have somewhat different investment objectives. The investment objective of Floating Rate Fund is to seek to provide investors with a high level of current income. The investment objective of SDHI Fund is to seek a high level of current income with lower volatility than the broader high yield market.
•
While the Funds have somewhat different principal investment strategies (e.g., Floating Rate Fund invests predominantly in floating rate loans and other floating rate debt instruments, while SDHI Fund invests predominantly in high-yield corporate bonds), both Funds offer targeted exposure to shorter duration corporate credit sectors of the markets; invest predominantly in below investment grade securities that are identified through bottom-up fundamental credit research; and are heavily focused on U.S. issuers and credits with shorter durations (i.e., less than three years).
•
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”) serves as the investment adviser to each Fund, and Voya Investment Management Co. LLC (“Voya IM”) serves as the sub-adviser to each Fund.
•
Each Fund is distributed by Voya Investments Distributor, LLC (the “Distributor”).
•
The shareholders of Floating Rate Fund are expected to benefit from lower management fees and lower gross and net annual operating expenses as shareholders of SDHI Fund. In addition, Floating Rate Fund’s shareholders have the potential to benefit from access to new strategies and capabilities that align with Floating Rate Fund’s investment objective and the opportunity to become a shareholder of a more scalable fund following the Reorganization.
•
The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Funds. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.
•
The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Floating Rate Fund nor its shareholders, nor SDHI Fund nor its shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganization.
1
Class W shares for SDHI Fund will be formed as part of the Reorganization. Such class is not currently offered but will be offered at the time of the Reorganization.
3

APPROVAL OF THE REORGANIZATION
What is the proposed Reorganization?
Shareholders of Floating Rate Fund are being asked to approve the Reorganization Agreement, providing for the reorganization of Floating Rate Fund with and into SDHI Fund. If the Reorganization Agreement is approved, shareholders of Floating Rate Fund will become shareholders of SDHI Fund as of the Closing.
Why is the Reorganization being proposed?
The Investment Adviser proposed the Reorganization to reduce the complexity of the Voya funds platform and to address underperformance and significant outflows from Floating Rate Fund. Consequently, at the November 14, 2024 meeting of the Board, the Investment Adviser proposed, and the Board approved, the Reorganization of Floating Rate Fund into SDHI Fund. In support of its proposal, the Investment Adviser noted that, in its view, the Reorganization would provide shareholders of Floating Rate Fund with an immediate benefit through a lower management fee, lower gross and net annual operating expenses, and the potential to benefit from a larger, more scalable fund.
How do the Investment Objectives compare?
Each Fund’s investment objective is described in the chart below.
	Floating Rate Fund	SDHI Fund
Investment Objective	The Fund seeks to provide investors with a high level of current income.	The Fund seeks a high level of current income with lower volatility than the broader high yield market.
Each Fund’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Fund will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.
How do the Annual Fund Operating Expenses compare?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Pro forma fees and expenses, which are the estimated fees and expenses of SDHI Fund after giving effect to the Reorganization, assume the Reorganization occurred on March 31, 2024. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Voya mutual funds. More information about these and other discounts is available from your financial intermediary and in the discussion in the Sales Charges section of the Funds' Prospectus, in Appendix A to the Funds' Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Funds' Statement of Additional Information.
Shareholders of the Funds are subject to the same sales charges (load), except that the contingent deferred sales charge assessed by SDHI Fund on certain redemptions of Class A shares is lower than that charged by Floating Rate Fund, as indicated in the table below.
As shown in the tables below, shareholders of Floating Rate Fund will experience a decrease in the management fee rate and gross and net annual operating expenses following the Reorganization. There will be no contractual fee changes for SDHI Fund. Additionally, Class R shareholders of Floating Rate Fund who receive Class A shares of SDHI Fund in connection with the Reorganization will not be subject to the different shareholder eligibility requirements for Class A shares of SDHI Fund, and the contingent deferred sales charge (“CDSC”) assessed on certain redemptions of Class A shares will be waived for former Class R shareholders on future redemptions.

Shareholder Fees Fees paid directly from your investment
Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	2.50	None[1,2]
C	None	1.00
I	None	None
R	None	None
W	None	None
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares of Floating Rate Fund made within 12 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
2
A contingent deferred sales charge of 0.50% is assessed on certain redemptions of Class A shares of SDHI Fund made within 12 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
4

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment

		Floating Rate Fund	SDHI Fund	SDHI Fund Pro Forma Combined
Class A
Management Fees	%	0.65	0.48	0.48
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	0.27	0.24	0.30
Total Annual Fund Operating Expenses	%	1.17	0.97	1.03
Waivers and Reimbursements	%	(0.18)[1]	(0.12)[2]	(0.18)[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.99	0.85	0.85
Class C
Management Fees	%	0.65	0.48	0.48
Distribution and/or Shareholder Services (12b-1) Fees	%	1.00	1.00	1.00
Other Expenses	%	0.27	0.24	0.30
Total Annual Fund Operating Expenses	%	1.92	1.72	1.78
Waivers and Reimbursements	%	(0.18)[1]	(0.12)[2]	(0.18)[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.74	1.60	1.60
Class I
Management Fees	%	0.65	0.48	0.48
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None	None
Other Expenses	%	0.27	0.26	0.23
Total Annual Fund Operating Expenses	%	0.92	0.74	0.71
Waivers and Reimbursements	%	(0.18)[1]	(0.14)[2]	(0.11)[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.74	0.60	0.60
Class R4
Management Fees	%	0.65	N/A	N/A
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	N/A	N/A
Other Expenses	%	0.27	N/A	N/A
Total Annual Fund Operating Expenses	%	1.42	N/A	N/A
Waivers and Reimbursements	%	(0.18)[1]	N/A	N/A
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.24	N/A	N/A
Class W5
Management Fees	%	0.65	N/A	0.48
Distribution and/or Shareholder Services (12b-1) Fees	%	None	N/A	None
Other Expenses	%	0.27	N/A	0.30
Total Annual Fund Operating Expenses	%	0.92	N/A	0.78
Waivers and Reimbursements	%	(0.18)[1]	N/A	(0.18)[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.74	N/A	0.60
1
The Investment Adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 0.75%, 1.25%, and 0.75% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2026. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. The Investment Adviser is contractually obligated to further limit expenses to 0.95%, 1.70%, 0.70%, 1.20%, and 0.70% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2026. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The Investment Adviser is also contractually obligated to waive 0.02% of the management fee through August 1, 2026. Termination or modification of these obligations requires approval by the Board.
2
The Investment Adviser is contractually obligated to limit expenses to 0.85%, 1.60%, 0.60%, and 0.60% for Class A, Class C, Class I, and Class W shares, respectively, through August 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Board.
5

3
The Investment Adviser is contractually obligated to limit expenses to 0.85%, 1.60%, 0.60%, and 0.60% for Class A, Class C, Class I, and Class W shares, respectively, through August 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Board.
4
Class R shareholders of Floating Rate Fund would receive Class A shares of SDHI Fund in the Reorganization.
5
Class W shares for SDHI Fund will be formed as part of the Reorganization. Such class is not currently offered but will be offered at the time of the Reorganization.
Expense Examples
These Examples are intended to help you compare the cost of investing in shares of a Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the applicable Fund's operating expenses remain the same. The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
		Floating Rate Fund				SDHI Fund				SDHI Fund Pro Forma Combined
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	Sold or Held	$348	595	861	1,619	335	540	761	1,399	335	552	787	1,462
Class C	Sold	$277	586	1,020	2,229	263	530	922	2,020	263	543	948	2,080
Class C	Held	$177	586	1,020	2,229	163	530	922	2,020	163	543	948	2,080
Class I	Sold or Held	$76	275	492	1,115	61	222	398	905	61	216	384	872
Class R1	Sold or Held	$126	432	759	1,686	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class W2	Sold or Held	$76	275	492	1,115	N/A	N/A	N/A	N/A	61	231	416	949
1
Class R shareholders of Floating Rate Fund would receive Class A shares of SDHI Fund in the Reorganization.
2
Class W shares for SDHI Fund will be formed as part of the Reorganization. Such class is not currently offered but will be offered at the time of the Reorganization.
The Examples do not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect a Fund’s performance.
During the most recent fiscal year ended March 31, 2024, Floating Rate Fund’s portfolio turnover rate was 72% of the average value of its portfolio and SDHI Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
How do the Principal Investment Strategies compare?
Each Fund’s principal investment strategies are described in more detail in the table below. Both Funds offer targeted exposure to shorter duration corporate credit sectors of the markets (e.g. through allocations to bank loans or high-yield corporate bonds); invest predominantly in below investment grade securities that are identified through bottom-up fundamental credit research; and are heavily focused on U.S. issuers and credits with shorter durations (i.e., less than three years). One key difference in the Funds’ principal investment strategies is that Floating Rate Fund invests predominately in floating rate loans and other floating rate debt instruments, while SDHI Fund invests predominately in high-yield corporate bonds.
	Floating Rate Fund	SDHI Fund
Principal Investment Strategies
Under normal market conditions, the Fund invests at least
80% of its net assets (plus borrowings for investment
purposes) in U.S. dollar denominated floating rate loans
and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments
with a remaining maturity of 60 days or less; floating
rate debentures; and tranches of floating rate asset-backed
securities, including structured notes, made to, or issued
by, U.S. and non-U.S. corporations or other business entities
(collectively “Floating Rate Debt”). The Fund will provide
shareholders with at least 60 days’ prior notice of any
change in this investment policy.

The Fund principally invests in high-yield securities (as
defined below) and bank loans, seeking to generate
investment income while protecting from adverse market
conditions and prioritizing capital preservation. The Fund
will maintain an average duration of less than three years.

Under normal market conditions, the Fund invests at least
80% of its net assets (plus borrowings for investment
purposes) in debt securities issued by public and private
companies, which, at the time of purchase, are rated
below investment grade (rated Ba or below by Moody’s
Investors Service, Inc. (“Moody’s”) or BB or below by
S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”))

6

Floating Rate Fund	SDHI Fund

The Fund normally invests substantially in floating rate
loans. The floating rate loans in which the Fund invests
are generally rated below investment grade and either
hold the most senior position in the capital structure of
the borrower, hold an equal ranking with other senior
debt, or have characteristics (such as a senior position
secured by liens on a borrower’s assets) that the
sub-adviser (the “Sub-Adviser”) believes justify treatment
as senior debt. Below investment grade debt instruments
are high-yield bonds commonly known as “junk bonds.”
The Fund may invest in floating rate loans of companies
whose financial condition is troubled or uncertain and
that may be involved in bankruptcy proceedings,
reorganizations, or financial restructurings. Structured
notes include, but are not limited to, collateralized loan
obligations (“CLOs”).

Although the Fund has no restrictions on investment
maturity, normally the floating rate loans will have remaining maturities of ten years or less.

The Fund may invest in derivative instruments, including,
but not limited to, the following: credit default swaps,
interest rate swaps, futures, and forward contracts in
order to seek to enhance returns or to attempt to hedge
some of its investment risk.

The Fund may invest up to 20% of its assets, measured
at the time of purchase, in a combination of one or more
of the following types of investments: high-yield bonds,
senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity
securities: (i) as an incident to the purchase or ownership
of Floating Rate Debt or fixed rate debt instruments; (ii)
in connection with a restructuring of a borrower or issuer
or its debt; or (iii) if the Fund already owns Floating Rate
Debt or a fixed rate debt instrument of the issuer of such
equity; short-term debt obligations, repurchase agreements,
cash and cash equivalents that do not otherwise qualify
as Floating Rate Debt; and other investment companies,
including exchange-traded funds (“ETFs”), to the extent
permitted under the Investment Company Act of 1940,
as amended, and the rules and regulations thereunder,
and under the terms of applicable no-action relief or
exemptive orders granted thereunder. The other investment
companies in which the Fund invests may or may not
be affiliated with the Investment Adviser. High-yield bonds
are debt instruments that, at the time of purchase, are
not rated by a nationally recognized statistical rating
organization (“NRSRO”) or are rated below investment
grade (for example, rated below BBB- by S&P Global Ratings
or Baa3 by Moody’s Investors Service, Inc.) or have an
equivalent rating by a NRSRO.

Most of the Fund’s investments will be denominated in
U.S. dollars, although the Fund may invest in securities
of foreign (non-U.S.) companies, foreign (non-U.S.) dollar
denominated loans and securities (e.g., denominated
in Euros, British pounds, Swiss francs or Canadian dollars), foreign (non-U.S.) sovereign debt instruments, and
Eurodollar bonds and obligations. The Fund may invest
a portion of its assets in obligations of issuers in, or
denominated in currencies of, emerging market countries.

In evaluating investments for the Fund, the Sub-Adviser
takes into account a wide variety of factors and
considerations to determine whether any or all of those
factors or considerations might have a material effect

or, if unrated, determined by the sub-adviser (the
“Sub-Adviser”) to be of comparable quality (sometimes
referred to as “high-yield securities” or “junk bonds”),
and in derivatives and other synthetic instruments that
have economic characteristics similar to such debt
securities. The Fund will provide shareholders with at
least 60 days’ prior notice of any change in this investment policy. The Fund may invest up to 10% of its net assets
in securities rated CCC or below (or the equivalent) by
S&P, Moody’s, or Fitch, or in unrated securities determined
by the Sub-Adviser to be of comparable quality. The Fund
may invest up to 20% of its assets in bank loans and
floating rate secured loans, which may be included among
the Fund’s high-yield securities for purposes of the 80%
policy described above. The Fund may also invest in U.S.
Treasury securities, in securities issued by other agencies
and instrumentalities of the U.S. government, and in
preferred stocks.

The Sub-Adviser applies a disciplined investment approach,
making use of fundamental research, to construct the
Fund’s portfolio. The Sub-Adviser’s fundamental research
process includes: analysis of a company and its growth
by division and region, including revenue model analysis;
profit margin analysis; evaluation of the experience and
quality of a company’s management team; industry
dynamics and competitive analysis; distribution channel
and supply chain analysis; and analysis of the
macroeconomic climate. In selecting specific debt
instruments for investment, the Sub-Adviser may consider
such factors as the issuer’s creditworthiness, the
investment’s yield in relation to its credit quality and the investment’s relative value in relation to the high yield
market. The Sub-Adviser seeks to construct a portfolio
with lower volatility than the broader high yield market
in part through the Fund’s approach to duration and credit
quality.

Duration is a commonly used measure of risk in debt
instruments as it incorporates multiple features of debt
instruments (e.g., yield, coupon, maturity, etc.) into one
number. Duration is a measure of sensitivity of the price
of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments
and the final return of principal are received. The weights
are the amounts of the payments discounted by the
yield-to-maturity of the debt instrument. Duration is
expressed as a number of years. The bigger the duration
number, the greater the interest rate risk or reward for
the debt instrument prices. For example, the price of a
bond with an average duration of 5 years would be expected
to fall approximately 5% if market interest rates rose
by 1%. Conversely, the price of a bond with an average
duration of 5 years would be expected to rise approximately
5% if market interest rates dropped by 1%.

The derivatives in which the Fund may invest include,
without limitation, credit default swaps, interest rate swaps, and futures contracts. The Fund would typically expect
to use derivatives to hedge against interest rate or credit
risk, as a substitute for direct investments in securities
or other instruments, or to otherwise enhance return.
Derivatives transactions may have the effect of either
magnifying or limiting the Fund’s gains and losses.

The Fund may invest up to 20% of its assets in foreign
(non-U.S.) securities, which will typically be U.S.
dollar-denominated but may include securities denominated

7

Floating Rate Fund	SDHI Fund

on the value, risks, or prospects of an investment. Among
the factors considered, the Sub-Adviser expects typically
to take into account environmental, social, and governance
(“ESG”) factors to determine whether one or more factors
may have a material effect. In considering ESG factors,
the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors
will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which
ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and
judgment of the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets
into opportunities believed to be more promising.

in foreign currencies.

The Fund may invest in other investment companies,
including exchange-traded funds (“ETFs”), to the extent
permitted under the Investment Company Act of 1940,
as amended, and the rules and regulations thereunder,
and under the terms of applicable no-action relief or
exemptive orders granted thereunder.

In evaluating investments for the Fund, the Sub-Adviser
takes into account a wide variety of factors and
considerations to determine whether any or all of those
factors or considerations might have a material effect
on the value, risks, or prospects of an investment. Among
the factors considered, the Sub-Adviser may take into
account environmental, social, and governance (“ESG”)
factors to determine whether one or more factors may
have a material effect. In considering ESG factors, the
Sub-Adviser intends to rely primarily on research and on
third-party evaluations of an issuer’s ESG standing. ESG
factors will be only one of many considerations in the
Sub-Adviser’s evaluation of any potential investment; the
extent to which ESG factors will affect the Sub-Adviser’s
decision to invest in an issuer, if at all, will depend on
the analysis and judgment of the Sub-Adviser.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets
into opportunities believed to be more promising.

The Fund may lend portfolio securities on a short-term
or long-term basis, up to 33 1∕3% of its total assets.

How do the Principal Risks compare?
The following table summarizes and compares the principal risks of investing in the Funds. You could lose money on an investment in the Funds. Any of the following risks, among others, could affect Fund performance or cause the Funds to lose money or to underperform market averages of other funds. The principal risks are presented in alphabetical order to facilitate readability, and their order does not imply that the realization of one risk is more likely to occur or have a greater adverse impact than another risk. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
As reflected in the table below, the Funds have many of the same principal risks, but certain of these risks for Floating Rate Fund have been tailored to more specifically discuss the risks associated with Floating Rate Fund’s investment strategy. Floating Rate Fund invests predominantly in floating rate loans and other floating rate debt instruments, while SDHI Fund invests predominantly in high-yield corporate bonds.
Principal Risks	Floating Rate Fund	SDHI Fund
Asset-Backed Securities: Defaults on, or low credit quality or liquidity of, the underlying assets of the asset-backed securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets, and the value of collateral may not satisfy the obligation upon default.
These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
✔
8

Principal Risks	Floating Rate Fund	SDHI Fund
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’
acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund. In the event of a bank insolvency or failure, the Fund may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the
Fund might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure. Volatility in the banking system may impact the viability of banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund maintains its cash and cash equivalents, there can be no assurance that the Fund would be able to access uninsured funds in a timely manner or at all and the Fund may incur losses. Any such event could adversely affect the business, liquidity, financial position and performance of the Fund.
	✔	✔
Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the
Fund’s performance and ability to achieve its investment objective.
✔
Collateralized Loan Obligations and Other Collateralized Obligations: A collateralized loan obligation
(“CLO”) is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund may invest, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.
	✔	✔
Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
✔
Covenant-Lite Loans: Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered “covenant-lite” loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in a borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
	✔	✔
Credit: The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests, or the counterparty to a derivative contract the Fund entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations.
✔
9

Principal Risks	Floating Rate Fund	SDHI Fund
Credit (Loans): The value of the Fund’s shares and the Fund’s ability to pay dividends is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorate, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal.
The Fund generally invests in loans that are senior in the capital structure of the borrower or issuer, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the manager believes justify treatment as senior debt. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends, the return of capital to the borrower’s shareholders, and payments to bond holders. Loans that are senior and secured also may have collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal the Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, the Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing the Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a loan in which the Fund has invested may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated. In addition, it is possible that disputes as to the nature or identity of the collateral securing a loan may delay the Fund’s ability to realize on the collateral or, if the dispute is resolved adversely to the Fund, may prevent the Fund from realizing on assets it had considered to constitute collateral.
In the event of the bankruptcy of a borrower or issuer, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund’s rights to the collateral.
The loans in which the Fund invests are generally rated lower than investment grade credit quality,
i.e., rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- by S&P Global
Ratings (“S&P”), or have been made to borrowers who have issued debt instruments that are rated lower than investment grade in quality or, if unrated, would be rated lower than investment grade credit quality. The Fund’s investments in lower than investment grade loans will generally be rated at the time of purchase between B3 and Ba1 by Moody’s, B- and BB+ by S&P or, if not rated, would be of similar credit quality.
Lower quality securities (including securities that are or have fallen below investment grade and are classified as “junk bonds” or “high-yield securities”) have greater credit risk and liquidity risk than higher quality (investment grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. Investment decisions are based largely on the credit analysis performed by the manager, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain.
Investors in loans may not be afforded the protections of the anti-fraud provisions of the Securities
Act of 1933, and the Securities Exchange Act of 1934, because loans may not be considered
“securities” under such laws. In addition, many borrowers have not issued securities to the public and are not subject to reporting requirements under U.S. federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.
✔
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap.
Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity, and leveraging risks, and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing.
Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
	✔	✔
10

Principal Risks	Floating Rate Fund	SDHI Fund
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
	✔	✔
Demand for Loans: An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans and the rights provided to the Fund under the terms of the applicable loan agreement, and may increase the price of loans in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in the Fund’s portfolio, which could cause the Fund’s net asset value to decline and reduce the liquidity of the Fund’s loan holdings.
✔
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged.
When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
	✔	✔
Environmental, Social, and Governance (Fixed Income): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of obligations of an issuer may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund’s assets that will be invested in obligations of issuers that the Sub-Adviser views favorably in light of
ESG factors, and the Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that the Fund will have less exposure to obligations of certain issuers due to the Sub-Adviser’s assessment of
ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
	✔	✔
Equity Securities Incidental to Investments in Loans: Investments in equity securities incidental to investments in loans entail certain risks in addition to those associated with investments in loans.
The value of such equity securities may change more rapidly, and to a greater extent, than debt instruments issued by the same issuer in response to company-specific developments and general market conditions. The Fund’s holdings of equity securities may increase fluctuations in the Fund’s net asset value. The Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do
so.
✔
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan (which can include certain bank loans), the Fund will experience a reduction in its income and a decline in the market value of such floating rate loan. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered
“securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the borrower’s obligations under the loan, and such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time.
Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its redemption obligations, and may limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
✔
11

Principal Risks	Floating Rate Fund	SDHI Fund
Foreign (Non-U.S.) Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
✔
Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.)
securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets;
differing reporting, accounting, auditing and financial reporting standards and practices;
nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
✔
Foreign (Non-U.S.) Investments for Floating Rate Loans: Investing in foreign (non-U.S.) debt instruments may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in debt instruments of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices;
nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country, or region may adversely impact investments or issuers in another market, country, or region.
✔
High-Yield Securities: Lower-quality securities (including securities that are or have fallen below investment grade and are classified as “junk bonds” or “high-yield securities”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
	✔	✔
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
	✔	✔
12

Principal Risks	Floating Rate Fund	SDHI Fund
Interest Rate: A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. As of the date of this Proxy Statement/Prospectus, the
U.S. has recently experienced a rising market interest rate environment, which may increase the
Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that the Fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Fund’s operations and return potential.
✔
Interest Rate for Floating Rate Loans: Changes in short-term market interest rates will directly affect the yield on investments in floating rate loans. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. To the extent that the interest rate spreads on loans in the
Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease.
Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the Fund’s yield will also be affected by whether, and the extent to which, the floating rate loans in the Fund’s portfolio are subject to floors on the secured overnight funding rate
(“SOFR”) base rate on which interest is calculated for such loans (a “benchmark floor”). So long as the base rate for a loan remains under the applicable benchmark floor, changes in short-term market interest rates will not affect the yield on such loans. In addition, to the extent that changes in market interest rates are reflected not in a change to a base rate such as SOFR but in a change in the spread over the base rate which is payable on the floating rate loans of the type and quality in which the Fund invests, the Fund’s net asset value could also be adversely affected. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates. As of the date of this Proxy
Statement/Prospectus, the U.S has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the
Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt and related markets. Further, recent and potential future changes in government policy may affect interest rates.
✔
Investment Model: The Sub-Adviser’s proprietary investment model may not adequately take into account existing or unforeseen market factors or the interplay, including changes in the interplay, between such factors, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Fund. Funds that are actively managed, in whole or in part, according to a quantitative investment model (including models that utilize forms of artificial intelligence, such as machine learning) can perform differently from the market, based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the Fund’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant. Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The Fund’s volatility may not be lower than that of the
Fund’s Index during all market cycles due to market factors.
✔
13

Principal Risks	Floating Rate Fund	SDHI Fund
Large Shareholder Risk: To the extent a large number of shares of the Fund are held by a single shareholder or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption by such shareholder(s) of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell investments at disadvantageous prices to raise the cash needed to satisfy the redemption request or to sell investments when it would not otherwise have done so.
✔
Limited Secondary Market for Floating Rate Loans: Although the re-sale, or secondary market, for floating rate loans has grown substantially in recent years, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Transactions in loans typically settle on a delayed basis and typically take longer than 7 days to settle. As a result the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its redemption obligations and may increase amounts the Fund may be required to borrow. It may also limit the ability of the Fund to repay debt, pay dividends, or take advantage of new investment opportunities.
Floating rate loans usually trade in large denominations. Trades can be infrequent, and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain.
Accordingly, some of the floating rate loans will be relatively illiquid.
In addition, the floating rate loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained.
These considerations may cause the Fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. The Fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.
From time to time, the occurrence of one or more of the considerations described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity.
For example, during the global financial crisis in the second half of 2008, the average price of loans in the Morningstar LSTA US Leveraged Loan Index declined by 32% (which included a decline of 3.06% on a single day). Additionally, during the COVID-19 pandemic, the same index declined by
12.37% in March 2020 (which included a decline of 3.74% on a single day). Declines in net asset value or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause the Fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of the Fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause the Fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving the Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, the Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that the Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.
As of the date of this Proxy Statement/Prospectus, Voya Floating Rate Fund has entered into a line of credit under which it may borrow money from time to time. The amount of available borrowing under the line of credit reflects such factors as, among other things, the Investment Adviser’s expectations as to the liquidity of the Fund’s portfolio and settlement times for the loans held by the Fund, as well as anticipated growth in the size of the Fund. The cost of maintaining the line of credit will reduce the Fund’s investment return.
✔
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the
Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars.
✔
14

Principal Risks	Floating Rate Fund	SDHI Fund
Liquidity for Floating Rate Loans: If a loan is illiquid, the Fund might be unable to sell the loan at a time when the manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the
Fund. The risks associated with illiquid securities may be greater in times of financial stress. The
Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund. The SEC has proposed amendments to Rule 22e-4 under the 1940 Act and Rule
22c-1 under the 1940 Act that, if adopted, would, among other things, cause more investments to be treated as illiquid, which could prevent the Fund from investing in securities that the Investment
Adviser or Sub-Adviser believes are attractive investment opportunities.
✔
Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.
✔
Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the
Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other
U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
	✔	✔
Other Investment Companies: The main risk of investing in other investment companies, including
ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees)
in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an
ETF’s shares, which could cause a material decline in the ETF’s net asset value.
	✔	✔
Portfolio Turnover: The Fund may engage in active and frequent trading of portfolio securities to carry out its investment strategies, which may result in high portfolio turnover. A high portfolio turnover rate may increase transaction costs, which may lower the Fund’s performance and may increase the likelihood of capital gains distributions.
✔
15

Principal Risks	Floating Rate Fund	SDHI Fund
Preferred Stocks: Preferred stock generally has preference over common stock but is generally subordinate to debt instruments with respect to dividends and liquidation. Preferred stocks are subject to the risks associated with other types of equity securities, as well as greater credit or other risks than senior debt instruments. In addition, preferred stocks are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.
✔
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment.
Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the
Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates. Loans typically have a 6-12 month call protection and may be prepaid partially or in full after the call protection period without penalty.
✔
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment.
Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the
Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
✔
Repurchase Agreements: In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty’s obligation and/or the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
✔
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
✔
Sovereign Debt: Sovereign debt is issued or guaranteed by foreign (non-U.S.) government entities.
Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting amounts owed on sovereign debt, such as bankruptcy proceedings, that a government does not pay.
✔
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies, or government-sponsored enterprises. U.S.
government securities are subject to market risk and interest rate risk, and may be subject to varying degrees of credit risk.
✔
16

Principal Risks	Floating Rate Fund	SDHI Fund
Valuation of Loans: The Fund values its assets every day the New York Stock Exchange is open for regular trading. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. Reliable market value quotations may not be readily available for some loans, and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market.
In addition, elements of judgment may play a greater role in the valuation of loans than for more securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if the
Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.
✔
How do the Fundamental Policies of the Funds compare?
The following chart compares the fundamental policies of Floating Rate Fund and SDHI Fund. Each Fund has adopted the following investment restrictions as fundamental policies, which means they cannot be changed without the approval of the holders of a “majority” of the Fund’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Fund’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities.

Floating Rate Fund	SDHI Fund
Diversification:
The Fund may not purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies.
Diversification: N/A
Concentration:
The Fund may not purchase any securities which would cause 25%
or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt securities
issued by any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii)
notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the
1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.

Concentration:
The Fund may not purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in securities of issuers in a single industry (for purposes of this restriction, (i) bank loans and loan participations will be considered investments in the industry of the underlying borrower,
(ii) investment companies are not considered to constitute an industry, and (iii) derivatives counterparties are not considered to be part of any industry). This restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

17

Floating Rate Fund	SDHI Fund
Making Loans:
The Fund may not make loans, except to the extent permitted
under the 1940 Act, including the rules, regulations,
interpretations, and any exemptive relief obtained by the Fund. For the purposes of this limitation, entering into repurchase
agreements, lending securities, and acquiring debt securities are not deemed to be making of loans.

Making Loans:
The Fund may make loans, including to affiliated investment
companies, except to the extent the Fund is prohibited from doing so by applicable law. The Fund may purchase loan participations or otherwise invest in loans or similar obligations, and may make loans directly to borrowers, itself or as part of a lending syndicate.
The Fund may purchase debt obligations or other financial
instruments in which the Fund may invest consistent with its investment policies, enter into repurchase agreements, or lend its portfolio securities.

Issuing Senior Securities: The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.
Issuing Senior Securities:
The Fund may not issue any class of securities which is senior to the Fund’s shares of beneficial interest, except to the extent the
Fund is permitted to borrow money and except as otherwise
consistent with applicable law from time to time.

Purchasing or Selling Real Estate:
The Fund may not purchase or sell real estate, except that the
Fund may: (i) acquire or lease office space for its own use; (ii)
invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or
(iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

Purchasing or Selling Real Estate:
The Fund will not purchase real estate directly, but may possess, hold, purchase and/or dispose of it in connection with managing or exercising its rights in respect of its investments. The Fund may, for clarity, (i) purchase interests in issuers which deal or invest in real estate, including limited partnership interests of limited partnerships that invest or deal in real estate, (ii) purchase securities which are secured by real estate or interests in real estate, including real estate mortgage loans, and (iii) acquire (by way of foreclosure or otherwise), hold and/or dispose of real estate that secured, or is otherwise related to, an investment of the Fund. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate.)

Purchasing or Selling Commodities:
The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments
(but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
Purchasing or Selling Commodities: The Fund may purchase or sell commodities to the extent permitted by applicable law from time to time.
Borrowing:
The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations,
interpretations thereunder, and any exemptive relief obtained by the Fund.
Borrowing: The Fund may borrow money to the extent permitted by applicable law from time to time.
Underwriting Securities:
The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be
deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in
accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

Underwriting Securities:
The Fund may not act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities or in connection with the purchase of securities directly from the issuer thereof, it may be deemed to be an
underwriter under certain federal securities laws.

How do the purchase, exchange, and redemption policies of the Funds compare?
The Funds have the same policies for purchasing, exchanging, and redeeming shares. Investors may purchase shares in a Fund by contacting a financial intermediary, by mail, telephone, online, or by wire. Investors may redeem their shares in a Fund by contacting their financial intermediary, by mail, or by telephone.
Class R shareholders of Floating Rate Fund who receive Class A shares of SDHI Fund in connection with the Reorganization will not be subject to the different shareholder eligibility requirements for Class A shares of SDHI Fund. Additionally, the CDSC assessed on certain redemptions of Class A shares will be waived for former Class R shareholders on future redemptions.
18

For more information on the purchase, exchange, and redemption policies of SDHI Fund, please see Appendix B.
How does the performance of the Funds compare?
The following information is intended to help you understand the risks of investing in the Funds. The following bar charts show the changes in each Fund’s performance from year to year, and the tables compare each Fund’s performance to the performance of a broad-based securities market index and additional indices with investment characteristics similar to those of the Fund for the same period. Each Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar charts show the performance of each Fund’s Class A shares. Sales charges are not reflected in the bar charts. If they were, returns would be less than those shown. However, the tables include all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Funds’ past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.
Because Class W shares of SDHI Fund will be formed as part of the Reorganization, such class is not currently offered but will be offered at the time of the Reorganization. As such, no performance information for Class W shares of SDHI Fund is provided in the table below.
Floating Rate Fund
Calendar Year Total Returns Class A
(as of December 31 of each year)

Best quarter: 2nd 2020, 7.73% and Worst quarter: 1st 2020, -14.81%
SDHI Fund
Calendar Year Total Returns Class A
(as of December 31 of each year)

Best quarter: 3rd 2024, 4.56% and Worst quarter: 1st 2024, 1.12%

Average Annual Total Returns % (for the periods ended December 31, 2024)

		1 Year	5 Years	10 Years	Since Inception	Inception Date
Voya Floating Rate Fund
Class A before taxes	%	6.17	2.69	2.94	N/A	8/17/2010
After tax on distributions	%	1.55	0.08	0.73	N/A
After tax on distributions with sale	%	3.55	0.90	1.25	N/A
Bloomberg U.S. Aggregate Bond Index[1,2]	%	1.25	-0.33	1.35	N/A
Morningstar LSTA US Leveraged Loan Index[2]	%	8.95	5.86	5.15	N/A
Class C before taxes	%	7.07	2.44	2.59	N/A	8/17/2010
Bloomberg U.S. Aggregate Bond Index[1,2]	%	1.25	-0.33	1.35	N/A
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		1 Year	5 Years	10 Years	Since Inception	Inception Date
Morningstar LSTA US Leveraged Loan Index[2]	%	8.95	5.86	5.15	N/A
Class I before taxes	%	9.26	3.49	3.48	N/A	8/17/2010
Bloomberg U.S. Aggregate Bond Index[1,2]	%	1.25	-0.33	1.35	N/A
Morningstar LSTA US Leveraged Loan Index[2]	%	8.95	5.86	5.15	N/A
Class R before taxes	%	8.59	2.96	2.96	N/A	8/17/2010
Bloomberg U.S. Aggregate Bond Index[1,2]	%	1.25	-0.33	1.35	N/A
Morningstar LSTA US Leveraged Loan Index[2]	%	8.95	5.86	5.15	N/A
Class W before taxes	%	9.12	3.48	3.47	N/A	8/17/2010
Bloomberg U.S. Aggregate Bond Index[1,2]	%	1.25	-0.33	1.35	N/A
Morningstar LSTA US Leveraged Loan Index[2]	%	8.95	5.86	5.15	N/A

Voya Short Duration High Income Fund
Class A before taxes	%	6.12	N/A	N/A	8.22	2/9/2023
After tax on distributions	%	2.49	N/A	N/A	4.68
After tax on distributions with sale	%	3.57	N/A	N/A	4.74
Bloomberg U.S. Aggregate Bond Index[2,3]	%	1.25	N/A	N/A	2.49
ICE BofA 1-3 Year US Treasury[2]	%	4.08	N/A	N/A	4.26
Class C before taxes	%	7.11	N/A	N/A	8.95	4/20/2023
Bloomberg U.S. Aggregate Bond Index[2,3]	%	1.25	N/A	N/A	2.49
ICE BofA 1-3 Year US Treasury[2]	%	4.08	N/A	N/A	4.26
Class I before taxes	%	9.10	N/A	N/A	9.97	2/9/2023
Bloomberg U.S. Aggregate Bond Index[2,3]	%	1.25	N/A	N/A	2.49
ICE BofA 1-3 Year US Treasury[2]	%	4.08	N/A	N/A	4.26
1 Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Morningstar LSTA US Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Morningstar LSTA US Leveraged Loan Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
2 The index returns do not reflect deductions for fees, expenses, or taxes.
3 Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the ICE BofA 1-3 Year US Treasury to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA 1-3 Year US Treasury as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
How does the management of the Funds compare?
The following table describes the management of the Funds.
	Floating Rate Fund	SDHI Fund
Investment Adviser	Voya Investments, LLC	Same
Management Fee (as a percentage of average daily net assets)	0.650% on the first $300 million of assets; 0.625% on the next $200 million of assets; and 0.600% thereafter	0.48% on all assets
Sub-Adviser	Voya Investment Management Co. LLC	Same
Sub-Advisory Fee (as a percentage of average daily net assets)	0.2925% on the first $300 million of assets; 0.2812% on the next $200 million of assets; and 0.2700% thereafter	0.2160% on all assets
Portfolio Managers	Mohamed Basma, CFA (since 10/22) Randall Parrish, CFA (since 05/23)	James Dudnick, CFA (since 02/23) Steven Gish, CFA (since 02/23) Justin Kass, CFA (since 02/23)
Distributor	Voya Investments Distributor, LLC	Same
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Investment Adviser
Voya Investments, an Arizona limited liability company, is registered with the SEC as an investment adviser. Voya Investments serves as the investment adviser to, and has overall responsibility for the management of, each Fund. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Fund, including, but not limited to, the following: custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services.
Voya Investments began business as an investment adviser in 1994 and currently serves as investment adviser to certain registered investment companies, consisting of open- and closed-end registered investment companies and collateralized loan obligations. Voya Investments is an indirect subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
Sub-Adviser
Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM has acted as an investment adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. Voya IM's principal business address is 230 Park Avenue, New York, New York 10169.
The following individuals are jointly and primarily responsible for the day-to-day management of the Funds, as designated in the table above.
Mohamed Basma, CFA, Portfolio Manager, Managing Director, and head of leveraged credit at Voya IM also chairs the leveraged credit investment committee. Mr. Basma is currently a member of the board of directors of the Loan Syndications and Trading Association. Previously at Voya IM, he served as head of senior loans and global CLOs for leveraged credit where he was responsible for all aspects of the team’s senior loan and global CLO business and the team’s CLO investing strategies. Prior to that, Mr. Basma was a senior auditor and consultant in the audit and business advisory group with Arthur Andersen, LLP where he was responsible for executing corporate audits and financial consulting engagements.
James Dudnick, CFA, Senior Vice President, Portfolio Manager, is a lead portfolio manager for income and growth at Voya IM. He joined the firm as part of Voya’s acquisition of Allianz Global Investors U.S., where he was a portfolio manager and director with portfolio management and research responsibilities for the short duration high income team. Prior to joining Allianz Global Investors U.S., Mr. Dudnick was a financial advisor at Merrill Lynch, working with both individual and institutional clients. Prior to that, he worked at Goldman Sachs as a financial analyst in the investment management division, where he conducted research and executed trades.
Steven Gish, CFA, Senior Vice President, Portfolio Manager, is a lead portfolio manager for income and growth at Voya IM. He joined the firm as part of Voya’s acquisition of Allianz Global Investors U.S., where he was a portfolio manager and director with portfolio management and research responsibilities on the short duration high income team. Prior to joining Allianz Global Investors U.S., Mr. Gish was a senior research analyst with Roth Capital Partners. Prior to that, he worked in credit at a division of Deutsche Bank Group.
Justin Kass, CFA, Senior Managing Director, Portfolio Manager, is chief investment officer, co-head of income and growth at Voya IM. He joined the firm as part of Voya’s acquisition of Allianz Global Investors U.S., where he was a portfolio manager, managing director, CIO, and co-head of the U.S. income and growth strategies team with portfolio management, research and trading responsibilities for the income and strategies team. Prior to that at Allianz Global Investors U.S., Mr. Kass held portfolio manager responsibilities for the U.S. convertible strategy and was a lead portfolio manager for the income and growth strategy since its inception and was also responsible for managing multiple closed- and open-end mutual funds.
Randall Parrish, CFA, is a managing director and head of public credit at Voya IM, overseeing the investment grade, emerging market and leveraged credit teams. Previously at Voya IM, he was head of high yield and served as a portfolio manager and analyst on the high yield team. Prior to joining Voya IM, Mr. Parrish was a corporate banker in leveraged finance with SunTrust Bank and predecessors to Bank of America.
The Funds’ statement of additional information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and the securities each portfolio manager owns in the Funds.
The Distributor
The Distributor, a Delaware limited liability company, is the principal underwriter and distributor of each Fund. The Distributor is an indirect subsidiary of Voya Financial, Inc. and is an affiliate of the Investment Adviser. The Distributor’s principal business address is 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
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What are the key differences in the rights of shareholders of the Funds?
Floating Rate Fund and SDHI Fund are each organized as a series of Voya Funds Trust, a Delaware statutory trust. Each Fund is governed by a Board of Trustees consisting of the same six members. For more information on the history of the Funds, see each Fund’s Statement of Additional Information dated July 31, 2024, which is incorporated by reference into this Proxy Statement/Prospectus.
Because the Funds are each a series of Voya Funds Trust, there are no differences in the rights of shareholders of the Funds.
Additional Information about the Funds
Dividends and Other Distributions
Each Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions, if any. Each Fund distributes capital gains, if any, annually. Each Fund also declares dividends daily and pays dividends consisting of ordinary income, if any, monthly.
From time to time a portion of a Fund’s distribution may constitute a return of capital. To comply with U.S. federal tax regulations, each Fund may also pay an additional capital gains distribution.
Purchase and Sale of Fund Shares
Shares of each Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of each Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, P.O. Box 534480, Pittsburg, PA 15253-4480; or by calling us at 1-800-992-0180.
Tax Information
Each Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Capitalization
The following table shows on an unaudited basis the capitalization of each of the Funds as of January 6, 2025, and on a pro forma combined basis as of January 6, 2025, giving effect to the Reorganization.
		Floating Rate Fund(1)	SDHI Fund(1)	Pro Forma Adjustments	SDHI Fund Pro Forma(1)
Class A
Net Assets		$24,327,942	17,894,382	76,405,081(A)(C)	118,627,405
Shares Outstanding		2,996,849	1,737,917	6,783,056(B)	11,517,822
Net Asset Value Per Share		$8.12	10.30	-	10.30
Class C
Net Assets		$4,957,753	4,081,161	(8,400)(A)	9,030,514
Shares Outstanding		610,779	391,535	(135,793)(B)	866,521
Net Asset Value Per Share		$8.12	10.42	-	10.42
Class I
Net Assets		$83,337,920	193,436,684	(141,195)(A)	276,633,409
Shares Outstanding		10,263,072	18,790,798	(2,177,870)(B)	26,876,000
Net Asset Value Per Share		$8.12	10.29	-	10.29
Class R
Net Assets		$76,576,036	N/A	(76,576,036)(A)(C)	-
Shares Outstanding		9,451,997	N/A	(9,451,997)(C)	-
Net Asset Value Per Share		$8.10	N/A	-	-
Class R6
Net Assets	$	N/A	10,073,955	-	10,073,955
Shares Outstanding		N/A	978,546	-	978,546
Net Asset Value Per Share	$	N/A	10.29	-	10.29
Class W
Net Assets		$5,577,523	10(D)	(9,450)(A)(D)	5,568,083
Shares Outstanding		685,515	1(D)	(144,400)(B)	541,116
Net Asset Value Per Share		$8.14	10.29(D)	-	10.29
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(1) The total net assets of Floating Rate Fund and SDHI Fund as of January 6, 2025, were equal to $194,777,174 and $225,486,192, respectively. The total combined assets of the Funds as of January 6, 2025 was equal to $419,933,366.
(A) Reflects pro forma adjustments as of January 6, 2025 in the amount of $330,000 for estimated one-time merger and consolidation expenses.
(B) Reflects new shares issued, net of retired shares of Floating Rate Fund. (Calculation: Net Assets ÷ NAV per share).
(C) Class R shareholders of Floating Rate Fund would receive Class A shares of SDHI Fund in the Reorganization.
(D) Class W shares of SDHI Fund will be formed as part of the Reorganization. Such class is not currently offered but will be offered at the time of the Reorganization.
Additional Information about the Reorganization
The Reorganization Agreement
The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. Shareholders are encouraged to review a form of the Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Appendix A. This summary is qualified in its entirety by reference to the Reorganization Agreement.
The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Floating Rate Fund in exchange for shares of beneficial interest of SDHI Fund and the assumption by SDHI Fund of all of Floating Rate Fund’s liabilities; and (ii) the distribution of shares of SDHI Fund to shareholders of Floating Rate Fund, as provided for in the Reorganization Agreement in complete liquidation of Floating Rate Fund.
Each shareholder of Class A, Class C, Class I, and Class W shares of Floating Rate Fund will hold, immediately after the Closing, the corresponding share class of SDHI Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of Floating Rate Fund held by that shareholder as of the close of business on the Closing Date. Each shareholder of Class R shares of Floating Rate Fund will hold, immediately after the Closing, Class A shares of SDHI Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of Floating Rate Fund held by that shareholder as of the close of business on the Closing Date.
The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval by the shareholders of Floating Rate Fund and that each Fund receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes. A copy of this opinion will be filed with the SEC shortly after the Closing. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds.
Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.
Expenses of the Reorganization
The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The explicit expenses of the Reorganization are estimated to be $330,000 and will be paid by Floating Rate Fund. Voya IM has estimated that there will not be any explicit transition costs associated with the Reorganization; however, if there were to be any explicit transition costs associated with the Reorganization, they would be borne by Floating Rate Fund. The Investment Adviser will assume all costs related to the Reorganization if the Reorganization is not consummated.
Portfolio Transitioning
If the Reorganization is approved by shareholders, Floating Rate Fund will align its portfolio holdings with those of SDHI Fund beginning ten to thirteen weeks prior to the Reorganization.
Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit transition costs include brokerage commissions, fees, and taxes. As discussed above, Voya IM has estimated that there will not be any explicit transition costs associated with the Reorganization. All the other costs of transitioning Floating Rate Fund are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Funds in the normal course of the purchase and sale of securities.
If shareholders approve the Reorganization, from the close of business on May 7, 2025 through the close of business on August 8, 2025, Floating Rate Fund is expected to be in a “transition period.” During the transition period, Floating Rate Fund may not be pursuing its investment objective and strategies. After the Closing, Voya IM, as the sub-adviser to SDHI Fund, may also sell portfolio holdings that it acquired from Floating Rate Fund, and SDHI Fund may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process, including
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without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Funds during the transition period may be made at a disadvantageous time and could result in potential losses to the Funds.
Tax Considerations
The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. Accordingly, pursuant to this treatment, neither Floating Rate Fund nor its shareholders, nor SDHI Fund nor its shareholders, are expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, each Fund will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes.
Prior to the Closing Date, Floating Rate Fund will pay to its shareholders a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including as a result of portfolio transactions in connection with the Reorganization. This distribution will be taxable to shareholders that are subject to tax.
In general, after the Reorganization, any losses of Floating Rate Fund and SDHI Fund may be available to the combined fund to offset any of the combined fund’s capital gains realized after the Reorganization, although the amount of each Fund’s pre-Reorganization losses that may be used to offset the combined fund’s capital gains in any given year may be limited due to the Reorganization. In addition, for five tax years, one Fund’s pre-acquisition losses cannot be used to offset unrealized gains in the other Fund that are “built in” at the time of the Reorganization and that exceed certain threshold amounts. The ability of the combined fund to use Floating Rate Fund’s or SDHI Fund’s pre-Reorganization losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforwards and built in losses currently are available only to pre-Reorganization shareholders of each Fund. After the Reorganization, the benefit associated with any available capital losses will inure to the benefit of all post-Reorganization shareholders of the combined fund. Furthermore, the shareholders of the combining fund will receive a proportionate share of any unrealized gains in the other Fund’s assets, as well as any taxable gains realized by SDHI Fund, but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the combined fund.
As of October 13, 2024, Floating Rate Fund had an estimated capital loss carryforward of $230 million; if the Reorganization had taken place as of such date, such capital loss carryforward would not have been subject to an annual limitation because Floating Rate Fund was larger than SDHI Fund on such date. As of October 13, 2024, SDHI Fund did not have any capital loss carryforward. The effect of the rules described above will depend on the relative sizes and the tax situations of each Fund at the time of the Reorganization, which will differ from those on October 13, 2024, and cannot be calculated precisely prior to the Reorganization.
This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of U.S. federal, state and local and non-U.S. laws.
What is the Board’s recommendation?
Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of Floating Rate Fund and its shareholders. In addition, the Board determined that the interests of the shareholders of Floating Rate Fund would not be diluted as a result of the Reorganization.
Accordingly, after consideration of such factors and information it considered relevant, the Board, including all of the Independent Trustees, unanimously approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Floating Rate Fund’s shareholders vote “FOR” the Reorganization Agreement.
What factors did the Board consider?
The Board met in person on November 14, 2024 to evaluate and consider the Reorganization. As part of its review process, the Board was represented by independent legal counsel. In the course of its evaluation, the Board reviewed materials received from the Investment Adviser, independent legal counsel, and other information made available to it about the Funds. The Board was provided with information both in writing and during oral presentations made at that meeting, including, among other matters, historical performance information, historical expense ratios, and the projected expense ratio of SDHI Fund following the Reorganization.
Based upon their review, the Board, all of whom are Independent Trustees, unanimously concluded that it was in the best interests of both Funds that the Reorganization be approved and that the interests of each Fund’s shareholders would not be diluted as a result of the Reorganization. In reaching their decision to approve the Reorganization, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. The Board, in approving the Reorganization, considered a variety of factors, including without limitation the following:
•
that the Investment Adviser proposed and recommended Board approval of the Reorganization;
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•
a presentation from the Investment Adviser regarding the Reorganization;
•
the performance of Floating Rate Fund as compared to the performance of SDHI Fund in the year-to-date and one-year periods, as well as the performance of Floating Rate Fund as compared to Voya Short Duration High Income Composite in the year-to-date, one-year, three-year, five-year and ten-year periods;
•
the lower gross and net annual operating expense ratios that current shareholders of Floating Rate Fund are expected to experience as a result of the Reorganization;
•
a comparison of the fee structures for each of the Funds;
•
the Investment Adviser’s proposed extension of expense limits for SDHI Fund to be implemented in connection with the Reorganization;
•
the consideration of representations from the Funds’ Chief Investment Risk Officer regarding the Reorganization;
•
the similarities and differences in the investment objectives of each Fund;
•
the similarities and differences in the investment strategies of each Fund;
•
the larger combined asset size of the two Funds, which would have the potential to provide greater scale for the shareholders of both Funds;
•
the Investment Adviser’s representations of how the direct or indirect costs relating to the Reorganization itself, as well as any implicit transaction costs, will be borne among the Investment Adviser and the Funds;
•
the net revenue benefits for the Investment Adviser and its affiliates that would result from the Reorganization;
•
the expected tax consequences of the Reorganization to Floating Rate Fund and its shareholders, including that the Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization; and
•
the Board’s determination, based on information provided by the Investment Adviser, that the Reorganization will not dilute the interests of the shareholders of Floating Rate Fund.
Different Trustees may have given different weight to different individual factors and related conclusions.
What is the required vote?
Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the outstanding voting securities of the Floating Rate Fund are present in person (virtually) or represented by proxy at the Special Meeting, or (ii) more than 50% of the outstanding voting securities of Floating Rate Fund.
What happens if shareholders do not approve a Reorganization?
If shareholders of Floating Rate Fund do not approve the Reorganization, Floating Rate Fund will continue to be managed by the Investment Adviser as described in its prospectus, and the Board will determine what additional action, if any, should be taken.
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General Information about the Proxy Statement/Prospectus
Who is asking for my vote?
The Board is soliciting your vote for a special meeting of Floating Rate Fund’s shareholders.
How is my proxy being solicited?
Floating Rate Fund has retained Broadridge Financial Solutions, Inc. (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $58,000 which will be paid by Floating Rate Fund. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of Floating Rate Fund. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.
In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the proposals on the Proxy Ballot, and ask for the shareholder’s instructions on the proposals. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the Proxy Ballot. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a vote confirmation letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.
Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 855-200-8145. In addition to solicitation by mail, certain officers and representatives of Floating Rate Fund, officers and employees of the Investment Adviser or its affiliates, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.
What happens to my proxy once I submit it?
The Board has named Joanne F. Osberg, Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Fund shares as directed by shareholders.
Can I revoke my proxy after I submit it?
A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Floating Rate Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person (virtually) may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.
How will my shares be voted?
If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board, and if any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.
Quorum and Tabulation
Each shareholder of Floating Rate Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. One-third of shares entitled to vote in person (virtually) or by proxy constitutes a quorum.
Adjournments
If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies or the chair of the Special Meeting may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Funds Trust and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.
26

Broker Non-Votes and Abstentions
If a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions, if any, will have the effect of a vote against the Reorganization proposal. Because the Reorganization proposal is non-routine, there are not expected to be any broker non-votes at the Special Meeting.
How many shares are outstanding?
As of the Record Date, the following shares of beneficial interest of Floating Rate Fund were outstanding and entitled to vote:
Class	Shares Outstanding
A	[ ]
C	[ ]
I	[ ]
R	[ ]
W	[ ]
Total	[ ]
Shares have no preemptive or subscription rights. To the knowledge of the Investment Adviser, as of the Record Date, [no current Trustee owns 1% or more of the outstanding shares of any class of Floating Rate Fund, and the officers and Trustees own, as a group, less than 1% of the shares of any class of Floating Rate Fund].
Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Floating Rate Fund or SDHI Fund.
Can shareholders submit proposals for a future shareholder meeting?
Floating Rate Fund is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.
Why did my household only receive one copy of this Proxy Statement/Prospectus?
Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a shareholder of record, unless Floating Rate Fund has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at 1-800-992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform Floating Rate Fund in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or via telephone at 1-800-992-0180.
In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

Joanne F. Osberg
Secretary

February 18, 2025
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
27

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2025, by and between Voya Funds Trust (“VFT”), a Delaware statutory trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, Voya Short Duration High Income Fund (the “Surviving Fund”), and VFT, on behalf of its series, Voya Floating Rate Fund (the “Disappearing Fund”). This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Fund to the Surviving Fund in exchange solely for Class A, Class C, Class I, and Class W voting shares of beneficial interest of the Surviving Fund (the “Surviving Fund Shares”), the assumption by the Surviving Fund of the liabilities of the Disappearing Fund described in paragraph 1.3, and the distribution of the Surviving Fund Shares to the shareholders of the Disappearing Fund in complete liquidation of the Disappearing Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, each of the Disappearing Fund and the Surviving Fund is a separate series of an open-end, registered investment company of the management type and the Disappearing Fund owns securities which generally are assets of the character in which the Surviving Fund is permitted to invest; and WHEREAS, the Board of Trustees of the Surviving Fund has determined that the exchange of all of the assets of the Disappearing Fund for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Fund are in the best interests of the Surviving Fund and its shareholders and that the interests of the existing shareholders of the Surviving Fund would not be diluted as a result of this transaction; and
WHEREAS, the Board of Trustees of the Disappearing Fund has determined that the exchange of all of the assets of the Disappearing Fund for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund by the Surviving Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Fund and its shareholders and that the interests of the existing shareholders of the Disappearing Fund would not be diluted as a result of this transaction.
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1. TRANSFER OF ASSETS OF THE DISAPPEARING FUND TO THE SURVIVING FUND IN EXCHANGE FOR THE SURVIVING FUND SHARES, THE ASSUMPTION OF ALL DISAPPEARING FUND LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING FUND
1.1. Subject to the requisite approval of the Disappearing Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Fund agrees to transfer all of the Disappearing Fund’s assets, as set forth in paragraph 1.2, to the Surviving Fund, and the Surviving Fund agrees in exchange therefor: (i) to deliver to the Disappearing Fund in respect of the share classes set forth in the table below the number of full and fractional Class A, Class C, Class I, and Class W Surviving Fund Shares determined by dividing the value of the Disappearing Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
Disappearing Fund Share Class	Surviving Fund Share Class
A	A
C	C
I	I
R	A
W	W
1.2. The assets of the Disappearing Fund to be acquired by the Surviving Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Fund and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).
1.3. The Disappearing Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Fund shall assume all of the liabilities of the Disappearing Fund whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed (i) substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for each of (A) the current taxable year ending on the Closing Date and (B) any prior taxable year with respect to which a spillback dividend is still timely under Section 855 of the Code, and (ii) any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Fund will distribute to the Disappearing Fund’s shareholders of record with respect to its Class A, Class C, Class I, Class R, and Class W shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Fund Shares of the corresponding class received by the Disappearing Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Fund’s shares, by the transfer of the Surviving Fund Shares then credited to the account of the Disappearing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the shareholders of record of each class of the Disappearing Fund’s shares, as further described below, determined as of immediately after the close of business on the Closing Date (the “Disappearing Fund Shareholders”). The aggregate net asset value of Class A, Class C, Class I, and Class W Surviving Fund Shares to be so credited to shareholders of Class A, Class C, Class I, and Class W shares of the Disappearing Fund shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Fund of that same class owned by such shareholders on the Closing Date, and the aggregate net asset value of Class A Surviving Fund Shares to be so credited to shareholders of Class R shares of the Disappearing Fund shall, with respect to that class, be equal to the aggregate net asset value of the Disappearing Fund of Class R shares owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class C, Class I, Class R, and Class W Disappearing Fund shares will simultaneously be canceled on the books of the Disappearing Fund, although share certificates representing interests in Class A, Class C, Class I, Class R, and Class W shares of the Disappearing Fund will represent a number of shares of the corresponding class of Surviving Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Fund shall not issue certificates representing the Class A, Class C, Class I, and Class W Surviving Fund Shares in connection with such exchange.
1.5. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent, as defined in paragraph 3.3.
1.6. Any reporting responsibility of the Disappearing Fund including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Fund until the Disappearing Fund completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Fund’s investment manager on behalf of the Disappearing Fund.
2. VALUATION
2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Fund on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Fund, and valuation procedures established by the Surviving Fund’s Board of Trustees.
2.2. The net asset value of Class A, Class C, Class I, and Class W Surviving Fund Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Fund’s then-current prospectus and statement of additional information and valuation procedures established by the Surviving Fund’s Board of Trustees.
2.3. The number of the Class A, Class C, Class I, and Class W Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class C, Class I, Class R, and Class W shares of the Disappearing Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Fund Shares of the corresponding class, determined in accordance with paragraph 2.2.
2.4. All computations of value shall be made by the Disappearing Fund’s designated record keeping agent and shall be subject to review by the Surviving Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.
3. CLOSING AND CLOSING DATE
3.1. The Closing Date shall be August 8, 2025 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Fund or at such other time and/or place as the parties may agree.
3.2. The Disappearing Fund shall direct The Bank of New York Mellon, as custodian for the Disappearing Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal, state, and non-U.S. stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Fund’s Assets are deposited, the Disappearing Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Fund shall be delivered by wire transfer of federal funds on the Closing Date.
3.3. The Disappearing Fund shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Fund Shareholders and the number and percentage ownership of outstanding Class A, Class C, Class I, Class R, and Class W shares owned by each such shareholder immediately prior to the Closing. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Surviving Fund, or provide evidence satisfactory to the Disappearing Fund that such Surviving Fund Shares have been credited to the Disappearing Fund’s account on the books of the Surviving Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Fund or the Disappearing Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Disappearing Fund or the Board of Trustees of the Surviving Fund, accurate appraisal of the value of the net assets of the Surviving Fund or the Disappearing Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4. REPRESENTATIONS AND WARRANTIES
4.1. Except as has been disclosed to the Surviving Fund in a written instrument executed by an officer of VFT, VFT, on behalf of the Disappearing Fund, represents and warrants to VFT as follows:
(a) The Disappearing Fund is duly organized as a series of VFT, which is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under VFT’s Trust Instrument to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VFT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Disappearing Fund and each prospectus and statement of additional information of the Disappearing Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Disappearing Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Fund;
(f) The Disappearing Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VFT’s Trust Instrument or Amended and Restated By-Laws (“By-Laws”) or of any agreement, indenture, instrument, contract, lease or other undertaking to which VFT, on behalf of the Disappearing Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VFT, on behalf of the Disappearing Fund, is a party or by which it is bound;
(g) All material contracts or other commitments of the Disappearing Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Fund at or prior to the Closing Date;
(h) Except as otherwise disclosed in writing to and accepted by VFT, on behalf of the Surviving Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VFT, on behalf of the Disappearing Fund or any of its properties or assets or any person whom the Disappearing Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VFT, on behalf of the Disappearing Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Fund as of and for the year ended March 31, 2024 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Fund) present fairly, in all material respects, the financial condition of the Disappearing Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(j) Since March 31, 2024, there has not been any material adverse change in the Disappearing Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Fund due to declines in market values of securities in the Disappearing Fund’s portfolio, the discharge of Disappearing Fund liabilities, or the redemption of Disappearing Fund shares by shareholders of the Disappearing Fund shall not constitute a material adverse change);
(k) On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the taxable year ending on the Closing Date;
(m) All issued and outstanding shares of the Disappearing Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Fund, as provided in paragraph 3.3. The Disappearing Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Fund, nor is there outstanding any security convertible into any of the Disappearing Fund shares;
(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VFT, on behalf of the Disappearing Fund, and, subject to the approval of the shareholders of the Disappearing Fund, this Agreement will constitute a valid and binding obligation of the Disappearing Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(o) The information to be furnished by VFT, on behalf of the Disappearing Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;
(p) The proxy statement of the Disappearing Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and
(q) On the Closing Date, the Disappearing Fund will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Fund pursuant to this Agreement, the Surviving Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Fund Prospectus, as amended through the Closing Date.
4.2. Except as has been disclosed to the Disappearing Fund in a written instrument executed by an officer of VFT, VFT, on behalf of the Surviving Fund, represents and warrants to VFT as follows:

(a) The Surviving Fund is duly organized as a series of VFT, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under VFT’s Trust Instrument to own all of its properties and assets and to carry on its business as it is now being conducted;
(b) VFT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Fund under the 1933 Act, are in full force and effect;
(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;
(d) The current prospectus and statement of additional information of the Surviving Fund and each prospectus and statement of additional information of the Surviving Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) On the Closing Date, the Surviving Fund will have good and marketable title to the Surviving Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Fund has received notice and necessary documentation at or prior to the Closing;
(f) The Surviving Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VFT’s Trust Instrument or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VFT, on behalf of the Surviving Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VFT, on behalf of the Surviving Fund, is a party or by which it is bound;
(g) Except as otherwise disclosed in writing to and accepted by VFT, on behalf of the Disappearing Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VFT, on behalf of the Surviving Fund, or any of its properties or assets, or any person whom the Surviving Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VFT, on behalf of the Surviving Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;
(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Fund as of and for the year ended March 31, 2024 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Fund) present fairly, in all material respects, the financial condition of the Surviving Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;
(i) Since March 31, 2024, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Fund due to declines in market values of securities in the Surviving Fund’s portfolio, the discharge of Surviving Fund liabilities, or the redemption of Surviving Fund Shares by shareholders of the Surviving Fund, shall not constitute a material adverse change);
(j) On the Closing Date, all U.S. federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all U.S. federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;
(l) All issued and outstanding shares of the Surviving Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Fund, as provided in paragraph 3.3. The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any Surviving Fund Shares;
(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VFT, on behalf of the Surviving Fund, and this Agreement will constitute a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The Class A, Class C, Class I, and Class W Surviving Fund Shares to be issued and delivered to the Disappearing Fund, for the account of the Disappearing Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable;
(o) The information to be furnished by VFT, on behalf of the Surviving Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and
(p) That insofar as it relates to the Surviving Fund, the Registration Statement relating to the Surviving Fund Shares issuable hereunder, and the proxy materials with respect to the Disappearing Fund to be included in the Registration Statement, and any amendment or supplement thereto, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Fund will, within a commercially reasonable amount of time, inform the Disappearing Fund.
5. COVENANTS OF THE SURVIVING FUND AND THE DISAPPEARING FUND
5.1. The Surviving Fund and the Disappearing Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
5.2. The Disappearing Fund will call a meeting of the shareholders of the Disappearing Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
5.3. The Disappearing Fund covenants that the Class A, Class C, Class I, and Class W Surviving Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
5.4. The Disappearing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Disappearing Fund’s shares.
5.5. Subject to the provisions of this Agreement, the Surviving Fund and the Disappearing Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
5.6. The Disappearing Fund will provide the Surviving Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Fund to consider approval of this Agreement and the transactions contemplated herein.
5.7. The Surviving Fund will advise the Disappearing Fund promptly if at any time prior to the Closing Date the assets of the Disappearing Fund include any securities that the Surviving Fund is not permitted to acquire.
5.8. As soon as is reasonably practicable after the Closing, the Disappearing Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class C, Class I, and Class W Surviving Fund Shares received at the Closing.
5.9. The Surviving Fund and the Disappearing Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10. VFT, on behalf of the Disappearing Fund, covenants that VFT will, from time to time, as and when reasonably requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VFT, on behalf of the Surviving Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) VFT’s, on behalf of the Disappearing Fund’s, title to and possession of the Surviving Fund Shares to be delivered hereunder, and (b) VFT’s, on behalf of the Surviving Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.
5.11. The Surviving Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING FUND
The obligations of VFT, on behalf of the Disappearing Fund, to consummate the transactions provided for herein shall be subject, at VFT’s election, to the performance by VFT, on behalf of the Surviving Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
6.1. All representations and warranties of VFT, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
6.2. VFT, on behalf of the Surviving Fund shall have delivered to VFT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VFT and dated as of the Closing Date, to the effect that the representations and warranties of VFT, on behalf of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VFT shall reasonably request; and
6.3. VFT, on behalf of the Surviving Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VFT, on behalf of the Surviving Fund, on or before the Closing Date.
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND
The obligations of VFT, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be subject, at VFT’s election, to the performance by VFT, on behalf of the Disappearing Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
7.1. All representations and warranties of VFT, on behalf of the Disappearing Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
7.2. VFT, on behalf of the Disappearing Fund shall have delivered to VFT, on behalf of the Surviving Fund, (i) a statement of the Disappearing Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VFT, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Fund to the Surviving Fund, and (iii) copies of all relevant tax books and records;
7.3. VFT, on behalf of the Disappearing Fund shall have delivered to VFT, on behalf of the Surviving Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VFT and dated as of the Closing Date, to the effect that the representations and warranties of VFT, on behalf of the Disappearing Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VFT shall reasonably request;
7.4. VFT, on behalf of the Disappearing Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VFT, on behalf of the Disappearing Fund, on or before the Closing Date; and
7.5. The Disappearing Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND AND THE DISAPPEARING FUND
If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VFT, on behalf of the Disappearing Fund, or VFT, on behalf of the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Fund in accordance with the provisions of VFT’s Trust Instrument, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VFT. Notwithstanding anything herein to the contrary, neither VFT, on behalf of the Surviving Fund, nor VFT, on behalf of the Disappearing Fund, may waive the conditions set forth in this paragraph 8.1;
8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VFT, on behalf of the Surviving Fund, or VFT, on behalf of the Disappearing Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Disappearing Fund, provided that either party hereto may for itself waive any of such conditions;
8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.5. Each party shall have received an opinion of tax counsel (which opinion will be subject to certain qualifications) addressed to VFT, on behalf of the Surviving Fund, and VFT, on behalf of the Disappearing Fund, substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for U.S. federal income tax purposes. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request of VFT, on behalf of the Surviving Fund, and VFT, on behalf of the Disappearing Fund. Notwithstanding anything herein to the contrary, VFT may not waive the condition set forth in this paragraph 8.5.
9. BROKERAGE FEES AND EXPENSES
9.1. VFT represents and warrants on behalf of the Surviving Fund and the Disappearing Fund that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
9.2. The expenses relating to the proposed Reorganization will be borne by the Disappearing Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing of the Surviving Fund’s prospectus and the Disappearing Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Explicit portfolio transition costs (i.e., brokerage commissions) incurred by the Disappearing Fund, if any, will be borne by the Disappearing Fund. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or in failure of the Reorganization to be treated as a reorganization described in Section 368(a)(1) of the Code.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.
10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
11. TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before November 30, 2025, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.
12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VFT, on behalf of the Surviving Fund, and VFT, on behalf of the Disappearing Fund; provided, however, that following the meeting of the shareholders of the Disappearing Fund called by VFT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class C, Class I, and Class W Surviving Fund Shares to be issued to the Disappearing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
13. NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:
VOYA FUNDS TRUST
7337 E. Doubletree Ranch Road
Suite 100
Scottsdale, AZ 85258-2034
Attn: Joanne F. Osberg
With a copy to:
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
Attn: Elizabeth Reza
14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Fund or the corporate property of the Surviving Fund, as the case may be, as provided in the Trust Instrument of VFT. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.
(The Rest of This Page Is Intentionally Left Blank)

APPENDIX B: ADDITIONAL INFORMATION REGARDING VOYA SHORT DURATION HIGH INCOME FUND
For purposes of this Appendix B, references to “the Fund” refer to SDHI Fund and references to “the SAI” refer to the Fund’s Statement of Additional Information dated July 31, 2024, as supplemented.
Management Fee
The Investment Adviser receives an annual fee for its services to the Fund. The fee is payable in monthly installments based on the average daily net assets of the Fund.
The Investment Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The aggregate annual management fee paid by the Fund for the fiscal year ended March 31, 2024 was 0.48% of the Fund’s average daily net assets.
For more information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund’s annual shareholder report which covers the one-year period ended March 31, 2024.
Portfolio Holdings Information
A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the SAI. Portfolio holdings information can be reviewed online at https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
Sales Charges
The Fund makes available in a clear and prominent format, free of charge, on its website, (https://individuals.voya.com/product/share-classes-and-expenses), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers, eligibility minimums and purchases of the Fund's shares. The website includes hyperlinks that facilitate access to the information.
Class A Shares
This section includes important information about sales charges and sales charge reduction programs available to investors in the Fund's Class A shares and describes the information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares is the NAV of the shares at the time of purchase, plus an initial sales charge. The initial sales charge varies depending on the size of your purchase, as set forth in the following tables. No sales charge is imposed when Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper breakpoint discount, if any.
Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
Class A shares are sold subject to the following sales charge:

Your Investment	As a % of the offering price	As a % of net asset value
Less than $100,000	2.50	2.56
$100,000 - $499,999	2.00	2.04
$500,000 or more[1]	N/A	N/A
1
See “CDSC - Class A Shares” below.
Former Class C and Class O shareholders that were converted to Class A shares are not subject to a sales charge for the life of their account on purchases made directly with the Fund.
Shareholders that exchanged Class O shares for Class A shares of the Fund are not subject to sales charges for additional purchases of Class A shares of that Fund for the life of their account.
CDSC - Class A Shares
Investments of $500,000 or More. There is no front-end sales charge if you purchase Class A shares in an amount of $500,000 or more. However, for all Funds except Voya Short Duration Bond Fund and SDHI Fund, these shares will be subject to a 1.00% CDSC if they are redeemed within 12 months of purchase. For Voya Short Duration Bond Fund and SDHI Fund, these shares will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Shareholders whose Class C shares were automatically converted to Class A shares are not subject to a CDSC for the life of their account on purchases made directly with the Fund.

Class C Shares
Unless you are eligible for a waiver, if you sell your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. It is the responsibility of your financial intermediary to ensure that you are credited with the proper holding period for the shares redeemed.
Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Years after purchase	CDSC on shares being sold
1st year	1.00%
After 1st year	None
To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares in your account that are not subject to a CDSC and then will redeem shares that have the lowest CDSC.
There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.
CDSC on Exchange into Voya Credit Income Fund
You are not required to pay an applicable CDSC upon an exchange from the Fund into Voya Credit Income Fund. However, if you exchange into Voya Credit Income Fund and subsequently offer your common shares for repurchase by Voya Credit Income Fund, the Fund's CDSC will apply. After an exchange into Voya Credit Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares.
Reduced or Waived Front-End Sales Charges or CDSC
The sales charge and CDSC waiver categories described in this section do not apply to customers purchasing shares of the Fund through any of the financial intermediaries specified in Appendix A to the Fund’s Prospectus (each a “Specified Intermediary”). In all instances, it is the investor’s responsibility to notify the Fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.
Different financial intermediaries may apply different sales charge or CDSC waivers. Please refer to Appendix A of the Fund’s Prospectus for the sales charge or CDSC waivers that are applicable to each Specified Intermediary.
Investors in the Fund could reduce or eliminate sales charges applicable to the purchase of Class A shares through utilization of the Letter of Intent, Rights of Accumulation, or Combination Privilege. These programs are summarized below and are described in greater detail in the SAI.
You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:
•
Letter of Intent—Lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once;
•
Rights of Accumulation—Lets you add the value of shares of any open-end Voya mutual fund (excluding Voya Government Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge; or
•
Combination Privilege—Shares held by investors in the Voya mutual funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.
In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:
•
Reinstatement Privilege—If you sell Class A shares of the Fund (or shares of other Voya mutual funds managed by the Investment Adviser) and reinvest any of the proceeds in Class A shares of another Voya mutual fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative or see the SAI; or
•
Purchases by Certain Accounts—Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries. Class A shares may also be purchased at NAV by shareholders that purchase the Fund through a financial intermediary that offers our Class A shares uniformly on a “no load” (or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary's prescribed fee schedule for purchases of fund shares, including by shareholders that purchase shares through a financial intermediary that has entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.
See the Account Application or the SAI for additional information regarding the reduction of Class A shares' charges, or contact your financial intermediary or a Shareholder Services Representative for more information.

Required Shareholder Information and Records. In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his/her financial intermediary must notify the Distributor that the investor qualifies for such reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor's account. An investor may have to provide certain information or records, including account statements, to his/her financial intermediary or to the Distributor to verify the investor's eligibility for breakpoint privileges or other sales charge waivers.
CDSC Waivers. If you notify the Fund's transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), at the time of redemption, the CDSC for Class A and Class C shares will be waived in the following cases:
•
Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.
•
Redemptions for Class C shares, pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter.
•
Mandatory distributions from “employee benefit plans” or an IRA.
•
Reinvestment of dividends and capital gains distributions.
In addition, the CDSC will be waived on the redemption of shares held through an intermediary if the intermediary has entered into an agreement with the Distributor to waive the CDSC. If you think you may be eligible for a CDSC waiver, contact your financial intermediary or a Shareholder Services Representative.
Reinstatement Privilege. If you sell Class A or Class C shares of the Fund you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial intermediary or a Shareholder Services Representative, or see the SAI for more information. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund held in all of the investor's accounts held directly with the Trust or through a financial intermediary; any account of the investor at another financial intermediary; and accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.
How Shares Are Priced
The Fund is open for business every day the New York Stock Exchange (the “NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (the “NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (the “CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced, and the Fund will not process purchase or redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio holdings for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end-of-day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign (non-U.S.) securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example, when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other portfolio holdings, the portfolio holding is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s portfolio holdings, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s Sub-Adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers, and other market data may be reviewed in the course of making a good faith determination of the fair value of a portfolio holding. Because trading hours for certain foreign (non-U.S.) securities end before Market Close, closing market quotations may become unreliable. The prices of foreign (non-U.S.) securities will generally be adjusted based on inputs from a third-party pricing service that are intended to reflect valuation changes through Market Close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

How to Buy Shares
Customer Identification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
What this means for you: the Fund, the Distributor, or a third-party selling you the Fund, must obtain the following information for each person that opens an account:
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Name;
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Date of birth (for individuals);
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Physical residential address (although post office boxes are still permitted for mailing); and
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Social Security number, taxpayer identification number, or other identifying number.
You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.
Federal law prohibits the Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.
The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Fund. The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.
The Fund reserves the right to suspend the offering of shares.
Class A and Class C Shares
Class A and Class C shares may be purchased and sold by contacting any financial intermediary (who may impose transaction charges in addition to those described in this Prospectus) authorized to sell Fund shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, online, and bank wire.
A shareholder’s Class C shares will automatically convert to Class A shares at net asset value (without the imposition of a sales charge) on the second calendar day of the following month in which the 8th anniversary of the issuance of the Class C shares occurs, together with a pro rata portion of all Class C shares representing dividends and other distributions paid in additional Class C shares.
Class I Shares
Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative; (7) employees of Voya IM who are eligible to participate in “notional” bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management; (10) other registered investment companies; and (11) (a) investors purchasing Class I shares through brokerage platforms that invest in the Voya funds’ Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms’ omnibus accounts. An investor transacting in Class I shares on such brokerage platforms may be required to pay a commission and/or other forms of compensation to the broker.
Class W Shares
Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative; (6) retirement plans affiliated with Voya Financial, Inc.; (7) Voya Financial, Inc. affiliates for purposes of corporate cash management; and (8) by other Voya mutual funds in the Voya family of funds.
In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by Voya) into a Voya mutual fund or through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.): (1) current and retired officers and directors/trustees of the Voya mutual funds; (2) current and retired officers, directors, and full-time employees of Voya Investments, LLC, Directed Services LLC; any Voya mutual fund's sub-adviser; Voya Investments Distributor,

LLC; and any of their affiliates; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); (5) discretionary advisory accounts of Voya Investments, LLC, Directed Services LLC, any Voya mutual fund's sub-adviser, or Voya Investments Distributor, LLC; and (6) qualifying investments made through Voya promotional programs as determined by Voya Investments Distributor, LLC.
Retirement Plans
The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. The Fund also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at 1-800-992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.
Make your investment using the purchase minimum guidelines in the following table.

Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	A/C/W I1	$1,000 $250,000	No minimum
Retirement accounts	A/C I1 W	$250 $250,000 $1,000	No minimum
Pre-authorized investment plan	A/C/W I1	$1,000 $250,000	At least $100/month
Certain omnibus accounts	A/C	$250	No minimum
1
For Class I shares, there is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in “notional” bonus programs sponsored by Voya IM; or (iii) (a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds’ Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms’ omnibus accounts.
Make your investment using the methods outlined in the following table. If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Buying Shares	Opening an Account	Adding to an Account
By Contacting Your Financial Intermediary	A financial intermediary with an authorized firm can help you establish and maintain your account.	Contact your financial intermediary.
By Mail	Make your check payable to Voya Investment Management and mail it with a completed Account Application. Please indicate your financial intermediary on the New Account Application.
Fill out the Account Additions form at the bottom
of your account statement and mail it along with
your check payable to Voya Investment
Management to the address on the account
statement. Please write your account number on
the check.

Buying Shares	Opening an Account	Adding to an Account
By Wire
Call Shareholder Services at 1-800-992-0180 to
obtain an account number and indicate your
financial intermediary on the account.
Instruct your bank to wire funds to the Fund in
the care of:
Bank of New York Mellon
ABA # 011001234
credit to: BNY Mellon Investment Servicing (US)
Inc. as Agent for Voya mutual funds
A/C #0000733938; for further credit to
Shareholder A/C #
(A/C # you received over the telephone)
Shareholder Name:
       (Your Name Here)
After wiring funds you must complete the
Account Application and send it to:
Voya Investment Management
P.O. Box 534480
Pittsburgh, PA
15253-4480
Wire the funds in the same manner described under “Opening an Account.”
Execution of Purchase Orders
Purchase orders are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the federal funds wire has been received. If you are opening a new account and you purchase by wire, you must submit an application form prior to Market Close. If an order or payment by wire is received after Market Close, your order will not be executed until the next NAV is determined. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your order in proper form before Market Close and transmit the order to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.
How to Sell Shares
You may sell shares by using the methods outlined in the following table. Under unusual circumstances, the Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.
If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial Intermediary
You may sell shares by contacting your financial intermediary. Financial intermediaries may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charge.

By Mail
Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
Voya Investment Management
P.O. Box 534480
Pittsburgh, PA 15253-4480
If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

Selling Shares	To Sell Some or All of Your Shares
By Telephone - Expedited Redemption
You may sell shares by telephone on all accounts, other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder
Services Representative at 1-800-992-0180.
Receiving Proceeds By Check:
You may have redemption proceeds (up to a maximum of $10,000,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.
Receiving Proceeds By Wire:
You may have redemption proceeds (up to a maximum of $10,000,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the Business Day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

Systematic Withdrawal Plan (available only for those share classes referenced below)
You may elect to make periodic withdrawals from your account on a regular basis.
 Class A and Class C
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Your account must have a current value of at least $10,000.
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Minimum withdrawal amount is $100.
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You may choose from monthly, quarterly, semi-annual or annual payments.
 Class I and Class W
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Your account must have a current value of at least $250,000 or $1,000 for Class I and Class W shares, respectively.
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Minimum withdrawal amount is $1,000.
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You may choose from monthly, quarterly, semi-annual or annual payments.
For additional information, contact a Shareholder Services Representative or refer to the Account Application or the SAI.
Execution of Sale Requests
Sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. For your transaction to be counted on the day you place your sale request with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your sale request in proper form before Market Close and transmit the sale request to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.
Payments
Normally, payment for shares redeemed will typically be made within one business day after receipt by the transfer agent of a request in good order. The Fund can delay payment of the redemption proceeds for up to 7 days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 30 days. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.
A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the SAI for more details on the medallion signature guarantee program.

The Fund will typically pay redemption proceeds in cash using cash held by the Fund, with cash generated by the Fund through the sale of cash equivalents and other Fund assets or by borrowing cash pursuant to the Fund’s line of credit. The Fund may, however, determine in its absolute discretion to distribute non-cash assets in kind in complete or partial satisfaction of its obligation to pay redemption proceeds to a shareholder. In such a case, the Fund could elect to make payment in securities or other assets for redemptions that exceed the lesser of $250,000 or 1% of its net assets during any 90-day period for any one record shareholder. Non-cash assets distributed by the Fund likely will not represent a pro rata distribution of assets held in the Fund’s portfolio. A shareholder's receipt of non-cash redemption proceeds may be less favorable to the shareholder than receipt of cash proceeds for a number of reasons, including, without limitation, costs and potential delays relating to the sale of the non-cash assets, potential illiquidity of the non-cash assets, and the potential inability of the shareholder to realize on the sale of the non-cash assets cash proceeds equal to the cash proceeds it would have received from the Fund. The Fund has no obligation to distribute non-cash assets, including in circumstances when doing so may benefit a redeeming shareholder or may reduce or eliminate transaction costs and/or the realization of capital gains that may need to be distributed to shareholders, which such distributions will be taxable to shareholders that hold their shares in a taxable account.
Telephone Orders
Neither the Fund nor the transfer agent will be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and the transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than 5 days following any such telephone transactions. If the Fund or the transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.
Small Accounts
Due to the relatively high cost of handling small investments, the Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund's minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.
How to Exchange Shares
Exchanges Between Voya Mutual Funds
You may exchange shares of the Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders® Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange. If you purchase Class A shares of Voya Government Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another Voya mutual fund.
If you exchange shares of the Fund that are subject to a CDSC into shares of another Voya mutual fund that are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.
Exchanges Between Classes of the Fund
You may exchange Class C and Class W shares for Class I shares within the Fund, or you may exchange Class A shares and Class I shares for any other class within the Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, or you may exchange Class C shares for Class A shares within the Fund, except that: (1) you may not exchange shares that are subject to a CDSC until the CDSC period has expired, unless the Distributor approves the exchange and determines that no CDSC is payable in connection with the exchange; (2) you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.); and (3) you may not exchange Class C shares for Class A shares unless your intermediary has agreed to waive its right to receive the front-end sales charge that otherwise would be applicable to the Class A shares. Class C shares will automatically convert to Class A shares of the same Fund after they have been held for 8 years.
Certain existing Class I shareholders of the Fund may exchange their Class I shares for Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated in the section of this Prospectus entitled “How to Buy Shares”; and (2) the shareholder does not require the Fund or an affiliate (including the Investment Adviser and any affiliate of the Investment Adviser) of the Fund to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares.

All exchanges within the Fund are subject to the discretion of the Distributor to permit or reject such exchanges. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes from an exchange between classes of shares within the Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the U.S. federal, state and local, and non-U.S. tax consequences of an exchange between classes of shares within the Fund.
Exchanges between classes of shares within the Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.
Additional Information About Exchanges
Fees and expenses differ among Voya mutual funds and among share classes of the same fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.
An exchange of shares of the Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for U.S. federal, state and local income tax purposes. For exchanges between Voya mutual funds, you should consult your own tax advisor for advice about the particular U.S. federal, state and local, and non-U.S. tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.
If you exchange into Voya Credit Income Fund, your ability to sell or liquidate your investment will be limited. Voya Credit Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Credit Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Credit Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Credit Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into Voya Credit Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Credit Income Fund prospectus or any other Voya mutual fund prospectus by calling 1-800-992-0180 or by going to https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Prospectus by calling 1-800-992-0180 or by going to https://individuals.voya.com/product/mutual-fund/prospectuses-reports.
You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.
Systematic Exchange Privilege
Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end Voya mutual fund, except for Voya Corporate Leaders® Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.
Frequent Trading – Market Timing
The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to 7 days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. The Fund will not be liable for any loss resulting from rejected orders or other actions as described above.
The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Investment Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.
Funds that invest in foreign (non-U.S.) securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Fund computes its current NAV, causes a change in the price of the foreign (non-U.S.) security and such price is not reflected in its current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign (non-U.S.) securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time it calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund’s shares which negatively affects long-term shareholders.
The Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every 30 calendar days. However, the Fund prohibits frequent trading. The Fund has defined frequent trading as follows:
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Any shareholder or intermediary-initiated exchanges among any of their accounts with the Fund within 30 calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;
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Trading deemed harmful or excessive by the Fund (including but not limited to patterns of purchases and redemptions) by a Fund’s Investment Adviser, on behalf of a Fund, in its sole discretion; and
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Trades initiated by intermediaries, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive by a Fund’s Investment Adviser, on behalf of a Fund, in its sole discretion.
The following transactions are excluded when determining whether trading activity is frequent:
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Purchases and sales of Fund shares in the amount of $5,000 or less;
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Transfers associated with systematic purchases or redemptions;
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Rebalancing to facilitate fund-of-fund arrangements or the Fund's systematic exchange privileges;
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Purchases and sales of money market funds and purchases and sales of Funds that affirmatively permit short-term trading (an exchange between a money market fund and a Fund other than a money market fund or purchases and exchanges between a Fund that permits short-term trading and another Fund would not be exempt from this policy);
•
Purchases or sales initiated by the Fund; and
•
Transactions subject to the trading policy of an intermediary that the Fund’s Investment Adviser, on behalf of a Fund, deems materially similar to the Fund's policy.
If a violation of the policy is identified, the following action shall be taken:
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The shareholder and/or broker of record on the account(s) is notified of the violation.
•
Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for 90 calendar days from the date of the first trade. For example, if a trade occurs on February 1st, and another trade occurs on February 15th, purchase and exchange privileges would be suspended for 90 calendar days from February 1st.
•
Upon a second violation of the policy in a calendar year, purchase and exchange privileges shall be suspended for 180 calendar days from the trade date of the second violation.
•
Purchase and exchange blocks shall be placed on the account and all related accounts bearing the same tax identification number or equivalent identifier.
On the Business Day following the end of a 90- or 180-calendar day suspension, any trading restrictions placed on the account(s) shall be removed.
The Fund reserves the right to modify this policy at any time without prior notice.
Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.
Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Investment Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that the Investment Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.
Payments to Financial Intermediaries
Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities or their affiliates (collectively, “Voya”) may compensate an intermediary for selling Voya mutual funds.
Persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may receive compensation from the Fund for providing services which are primarily intended to result in the sale of Fund shares. The Distributor has an agreement in place with each broker-dealer selling the Fund defining specifically what that broker-dealer will be paid for the sale of a particular Voya mutual fund. The broker-dealer then pays the registered representative who sold you the mutual fund some or all of what they receive from Voya. A registered representative may receive a payment when the sale is made and in some cases, can continue to receive payments while you are invested in the mutual fund. In addition, other entities may receive compensation from the Fund for providing services which are primarily intended to result in the sale of Fund shares, so long as such entities are permitted to receive these fees under applicable rules and regulations.
The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in Voya mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. Depending on the broker-dealer's satisfaction of the required conditions, these payments may be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer’s customers; or (2) 0.30% of the value of the Fund's shares sold by the broker-dealer during a particular period. For example, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale.
Voya, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of Voya. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.
Voya may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that Voya mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.
The compensation paid by Voya to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Voya mutual funds. The amount of continuing compensation paid by Voya to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in Voya mutual funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.
Voya or a Voya mutual fund may pay service fees to intermediaries for administration, recordkeeping, and other shareholder services. Intermediaries receiving these payments may include, among others, brokers, financial planners or advisers, banks, and insurance companies. The Voya mutual funds may reimburse Voya for some or all of the payments made by Voya to intermediaries for these services.
In some cases, a financial intermediary may hold its clients’ mutual fund shares in nominee or street name accounts. These financial intermediaries may (though they will not necessarily) provide services including, among other things: processing and mailing trade confirmations; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.
The top firms Voya paid to sell its mutual funds as of the last calendar year are:
Ameriprise Financial Services, LLC; Broadridge Business Process Outsourcing, LLC; Cetera Financial Holdings, Inc.; Charles Schwab & Co. Inc.; Directed Services LLC; Empower Financial Services, Inc.; Fidelity Brokerage Services, LLC; J.P. Morgan Securities, LLC; LPL Financial, LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Mid Atlantic Clearing & Settlement Corporation, Inc.; Morgan Stanley; Osaic, Inc.; Pershing, LLC; Prudential Insurance Company of America; Raymond James & Associates, Inc.; RBC Capital Markets, LLC; Reliance Trust Company; ReliaStar Life Insurance Company of New York; Stifel Nicolaus & Company, Inc.; TD Ameritrade Clearing, Inc.; UBS Financial Services, Inc.; Voya Financial Advisers, Inc.; Voya Retirement Insurance and Annuity Company; and Wells Fargo Clearing Services, LLC.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.
Distribution and Service (12b-1) Fees
The Fund may pay a fee to the Distributor on an ongoing basis as compensation for the services the Distributor provides and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fee”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“shareholder service fee”). These payments are made pursuant to distribution and/or shareholder service plans adopted by the Fund pursuant to Rule 12b-1 of the 1940 Act (each, a “Rule 12b-1 Plan”). Because these distribution and shareholder service fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
The table below reflects the maximum annual rates at which the distribution and/or shareholder service fees may be paid under a Rule 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares). “N/A” in the table below means the Fund and/or share class does not pay distribution and/or shareholder service fees or the Fund does not currently offer that share class.
Fund	Class A	Class C	Class I	Class W
SDHI Fund	0.25%	1.00%	N/A	N/A
Dividends and Distributions
The Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions, if any. The Fund distributes capital gains, if any, annually. The Fund also declares dividends daily and pays dividends consisting of ordinary income, if any, monthly.
From time to time a portion of the Fund’s distributions may constitute a return of capital. To comply with U.S. federal tax regulations, the Fund may also pay an additional capital gains distribution.
Dividend Reinvestment
Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of the Fund invested in another Voya mutual fund that offers the same class of shares.
Tax Consequences
The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the Fund and its shareholders. The following assumes that the Fund's shares will be capital assets in the hands of a shareholder. The Investment Adviser is not obligated to consider the tax consequences related to its management of the Fund's investments or other activities. It is possible that the actions taken by the Fund or the Investment Adviser on the Fund’s behalf could be disadvantageous to shareholders that hold shares through a taxable account. However, such actions likely will have no tax effect to shareholders that invest through a tax-advantaged account. Circumstances among investors may vary, so you are encouraged to discuss an investment in the Fund with your tax advisor.
Distributions. The Fund will distribute all, or substantially all, of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.
Distributions, whether received as cash or reinvested in additional shares, may be subject to U.S. federal income taxes and may also be subject to state, local or non-U.S. taxes. Dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Distributions properly reported as capital gain dividends are taxable as long term capital gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by the Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.
You will be notified annually of the amount of income, dividends and net capital gains distributed by the Fund. If you purchase shares of the Fund through a financial intermediary, that entity will provide this information to you.
Sales, Redemptions and Exchanges. Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from a redemption of shares or an exchange of shares between two mutual funds. Any such capital gain or loss will generally be long term if the shares sold or exchanged were held for more than one year; otherwise, such gain or loss will be short term. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of Fund shares may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.
Tax Status of the Fund. The Fund intends to qualify and be eligible for treatment each year as a regulated investment company (“RIC”). A RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to its shareholders. However, the Fund’s failure to qualify as a RIC would result in fund level taxation and therefore a reduction in income available for distribution.
Net Investment Income Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent their income exceeds certain threshold amounts.
Backup Withholding. The Fund is required to withhold a portion of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your U.S. federal income tax liability.
Tax-Advantaged Accounts. Shareholders that invest in the Fund through a tax-advantaged account, such as a qualified retirement plan, generally will not have to pay tax on dividends or gains from the sale or exchange of Fund shares until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.
Buying a Dividend. Unless your investment is in a tax-advantaged account, you may want to avoid buying shares shortly before the Fund makes a distribution as doing so can increase your tax liability. If you buy shares when the Fund has declared but not distributed a dividend of ordinary income or capital gains, you will pay the full price for the shares and later receive a portion of the price back in the form of a taxable dividend. This is known as “buying a dividend.” To avoid buying a dividend, you may want to consult your tax advisor or check the Fund's distribution schedule before you invest.
Foreign Shareholders. Foreign shareholders invested in the Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, the Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.
Foreign Taxes. Investment income and proceeds received by the Fund from sources within foreign countries may be subject to foreign withholding or other taxes. The United States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of such taxes or an exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known.
Cost Basis Reporting. The U.S. Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through the Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.
Please see the SAI for further information regarding tax matters.
Index Descriptions
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Aggregate Bond Index includes U.S. Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities (agency and non-agency).
The ICE BofA 1-3 Year US Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.
Bloomberg Index Data Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or its licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained.

SOURCE ICE DATA INDICES, LLC (“ICE DATA”), IS USED WITH PERMISSION. ICE® IS A REGISTERED TRADEMARK OF ICE DATA OR ITS AFFILIATES AND BOFA® IS A REGISTERED TRADEMARK OF BANK OF AMERICA CORPORATION LICENSED BY BANK OF AMERICA CORPORATION AND ITS AFFILIATES (“BOFA”) AND MAY NOT BE USED WITHOUT BOFA'S PRIOR WRITTEN APPROVAL. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND VOYA SERVICES COMPANY AND ITS AFFILIATES, OR ANY OF THEIR PRODUCTS OR SERVICES.
Financial Highlights
The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information, with the exception of the period ending September 30, 2024, has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual financial statements and other information filed on Form-NCSR which is available upon request.
Because Class W shares of the Fund had not commenced operations as of the fiscal year ended March 31, 2024, such share class financial highlights are not presented; however, financial highlights for Class A, Class C, and Class I shares are presented for the Fund. Financial Highlights would differ only to the extent that Class W shares and Class A, Class C, and Class I shares have different fees and expenses.
Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment from affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses, net of fee waivers and/or recoupments, if any(2)(3)	Expenses, net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Short Duration High Income Fund
Class A
9-30-24+	10.14	0.39•	0.18	0.57	0.39	—	—	0.39	—	10.32	5.75	0.82	0.83	0.83	7.71	16,298	39
03-31-24	9.88	0.77•	0.27	1.04	0.78	—	—	0.78	—	10.14	10.91	1.12	0.85	0.85	7.74	13,674	55
02-09-23(4) - 03-31-23	10.00	0.10•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.21)	1.22	0.85	0.85	7.35	8,605	1
Class C
9-30-24+	10.25	0.36•	0.19	0.55	0.36	—	—	0.36	—	10.44	5.44	1.57	1.58	1.58	6.92	3,256	39
04-20-23(4) - 03-31-24	10.00	0.68•	0.25	0.93	0.68	—	—	0.68	—	10.25	9.66	1.87	1.60	1.60	7.06	349	55
Class I
9-30-24+	10.14	0.40•	0.17	0.57	0.40	—	—	0.40	—	10.31	5.78	0.59	0.60	0.60	7.92	141,476	39
03-31-24	9.88	0.79•	0.27	1.06	0.80	—	—	0.80	—	10.14	11.19	0.89	0.60	0.60	7.89	94,349	55
02-09-23(4) - 03-31-23	10.00	0.10•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.17)	0.97	0.60	0.60	7.61	8,805	1

Accompanying Notes to Financial Highlights
+
Unaudited.
(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)
Annualized for periods less than one year.
(3)
Ratios reflect operating expenses of the Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or the Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or the Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Fund. Net investment income (loss) is net of all such additions or reductions.
(4)
Commencement of operations.
•
Calculated using average number of shares outstanding throughout the year or period.

APPENDIX C: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS
The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of February 5, 2025:
Floating Rate Fund
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
[ ]

SDHI Fund
Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
[ ]

*
On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on February 5, 2025.
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
[ ], a [ ] corporation, may be deemed a control person of [ ]. [ ] is an indirect, wholly-owned subsidiary of [ ].
C-1

VOYA-FRF-PRX-0228

PART B

STATEMENT OF ADDITIONAL INFORMATION

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-992-0180

February 18, 2025
ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
Voya Floating Rate Fund	Voya Short Duration High Income Fund
(A series of Voya Funds Trust)	(A series of Voya Funds Trust)

This Statement of Additional Information (“SAI”) of Voya Short Duration High Income Fund (the “Acquiring Fund”) is available to the shareholders of Voya Floating Rate Fund (the “Target Fund,” and together with the Acquiring Fund, the “Funds”), in connection with a proposed transaction whereby all of the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

1.The Statement of Additional Information, as supplemented, dated July 31, 2024 for the Funds (File No. 811-08895);

2.The audited annual financial statements contained in the annual report for each Fund dated March 31, 2024 (File No. 811- 08895); and

3.The unaudited semi-annual financial statements and other information filed on Form N-CSRS for each Fund for the sixth- month period ended September 30, 2024 (File No. 811-08895).

No other parts of the Annual Reports are incorporated herein by reference.

This SAI is not a prospectus. A Proxy Statement/Prospectus dated February 18, 2025, relating to the reorganization described above (the “Reorganization”) may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

1

Supplemental Financial Information

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

A table showing the fees and expenses of the Target Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “How do the Annual Fund Operating Expenses Compare?” of the Proxy Statement/Prospectus.

It is currently anticipated that approximately 100% of the Target Fund’s holdings will be sold in advance of the Reorganization because the Acquiring Fund invests predominately in high-yield corporate bonds, while the Target Fund invests predominately in floating rate loans and floating rate debt instruments, and the resulting proceeds will be invested in accordance with the Acquiring Fund’s principal investment strategies. A schedule of investments of the Target Fund as of September 30, 2024 is included below and is annotated to reflect the anticipated sale of the Target Fund’s portfolio holdings in connection with the Reorganization. Notwithstanding the foregoing, changes may be made to the Target Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.

There are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.

(Remainder of this page intentionally left blank.)

2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited)

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
LOANS*: 96.4%
	Aerospace & Defense: 1.4%
495,966	Barnes Group Inc.,
	2024 Refinancing
	Term Loan, 7.345%,
	(TSFR3M+2.500%),
	09/03/2030	$496,958	0.2
551,532	Dynasty Acquisition
	Co Inc, 2024 Refi Term
	B-1 Loan, 8.747%,
	(TSFR1M+3.500%),
	08/24/2028	552,584	0.3
223,682	Dynasty Acquisition
	Co Inc, 2024 Refi Term
	B-2 Loan, 8.345%,
	(TSFR1M+3.500%),
	08/24/2028	224,109	0.1
1,452,696	Peraton Corp,
	Tranche B, 8.953%,
	(TSFR1M+3.750%),
	02/01/2028	1,401,095	0.7
256,500	Radar Bidco Sarl,
	Facility B (USD)
	Loan, 9.568%,
	(TSFR3M+4.250%),
	03/27/2031	256,821	0.1
		2,931,567	1.4
	Air Transport: 0.3%
540,886	Savage Enterprises
	LLC, Term Loan
	B, 7.845%,
	(TSFR1M+3.250%),
	09/15/2028	543,059	0.3

	Auto Components: 1.2%
507,200	American Axle &
	Manufacturing Inc,
	New Tranche B
	Term Loan, 8.104%,
	(TSFR1M+3.500%),
	12/13/2029	509,419	0.2
663,112	Holley Purchaser,
	Inc., Initial Term
	Loan, 8.710%,
	(TSFR1M+3.750%),	649,159
	11/17/2028		0.3
651,716	RC Buyer Inc, First
	Lien Initial Term
	Loan, 8.460%,
	(TSFR1M+3.614%),
	07/28/2028	652,836	0.3
858,738	RealTruck Goup Inc
	(fka Truck Hero), Initial
	Term Loan, 8.460%,
	(TSFR1M+3.500%),
	01/31/2028	845,521	0.4
		2,656,935	1.2
			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Automotive: 0.3%
497,334	IXS Holdings Inc, Initial
	Term Loan, 8.954%,
	(TSFR6M+4.250%),
	03/05/2027	$485,523	0.2
188,755	MajorDrive Holdings
	IV LLC, Initial Term
	Loan, 8.865%,
	(TSFR3M+4.000%),
	06/01/2028	189,374	0.1
		674,897	0.3
	Basic Materials: 3.2%
415,000	A-Ap Buyer, Inc., Initial
	Term Loan, 7.854%,
	(TSFR3M+7.854%),
	08/01/2031	417,594	0.2
371,262	Arsenal Aic Parent
	LLC, 2024 Term
	Loan B, 8.095%,
	(TSFR1M+8.095%),
	08/19/2030	371,679	0.2
447,750	Consolidated
	Energy Finance SA,
	2024 Incremental
	Term,Loan, 9.557%,
	(TSFR3M+4.500%),
	11/15/2030	422,377	0.2
750,000	Covia Holdings
	Corporation, Take
	Back Debt Term
	Loan, 9.580%,
	(TSFR3M+3.500%),
	07/31/2026	747,071	0.3
843,003	Ineos Finance PLC,
	2030 Dollar Term
	Loans, 8.095%,
	(US0006M+3.500%),
	02/19/2030	842,476	0.4
155,040	Ineos US Petrochem
	LLC, 2026 Tranche
	B Dollar Term
	Loan, 7.710%,
	(TSFR1M+7.710%),
	01/29/2026	155,137	0.1
494,987	Ineos US Petrochem
	LLC, 2030 Tranche
	B Dollar Term
	Loan, 8.695%,
	(US0006M+3.750%),
	03/14/2030	496,019	0.2
844,754	LSF11 A5 Holdco LLC,
	2024 Refinancing
	Term Loan, 8.460%,
	(TSFR1M+3.614%),
	10/16/2028	844,314	0.4

3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Basic Materials: (continued)
610,579	Olympus Water US
	Holding Corporation,
	Term B-5 Usd
	Loans, 8.104%,
	(TSFR3M+8.104%),
	06/20/2031	$611,374	0.3
460,000 (1)	Paint Intermediate III
	LLC, Paint Intermediate/
	Wesco Group Cov-Lite
	Tlb, 09/11/2031	460,000	0.2
350,604	Spa Holdings 3 Oy,
	Facility B (USD)
	Loan, 8.615%,
	(TSFR3M+8.615%),
	02/04/2028	351,042	0.2
36,429 (1)(2)	Usalco, LLC, Delayed
	Tl, 03/30/2026	36,429	0.0
353,571 (1)	Usalco, LLC, Term
	Loan, 09/30/2031	353,571	0.2
757,858	WR Grace Holdings
	LLC, Initial Term
	Loan, 7.854%,
	(TSFR3M+3.750%),
	09/22/2028	760,700	0.3
		6,869,783	3.2
	Building & Development: 0.6%
794,844	LBM Acquisition
	LLC, First Lien Initial
	Term Loan, 9.097%,
	(TSFR1M+3.850%),
	12/17/2027	791,366	0.4
600,258	LHS Borrower,
	LLC, Initial Term
	Loan, 9.695%,
	(US0006M+4.750%),
	02/16/2029	574,497	0.2
		1,365,863	0.6
	Business Equipment & Services: 0.9%
656,357	Ensono LP, First
	Lien Initial Term
	Loan, 9.361%,
	(US0001M+4.000%),
	05/26/2028	656,083	0.3
463,976	Open Text Corporation,
	2024 Replacement
	Term Loan, 7.095%,
	(TSFR1M+2.750%),
	01/31/2030	466,188	0.2
706,702	VM Consolidated Inc,
	Term B-2 Loan, 7.595%,
	(TSFR1M+2.750%),
	03/24/2028	708,615	0.4
		1,830,886	0.9
				Percentage
Principal				of Net
Amount†			Value	Assets
LOANS*: (continued)
	Chemicals & Plastics: 1.4%
857,957	Charter Next
	Generation, Inc.,
	Term Loan, 8.095%,
	(TSFR1M+3.250%),
	12/01/2027		$859,224	0.4
496,356	Geon Performance
	Solutions LLC,
	2024 Refinancing
	Term Loan, 9.115%,
	(TSFR3M+4.512%),
	08/18/2028		499,148	0.2
347,620	Herens Holdco
	Sarl, Facility B USD
	Loans, 8.629%,
	(TSFR3M+3.925%),
	07/03/2028		326,056	0.2
574,638	Ineos US Finance
	LLC, 2028 Dollar
	Term Loan, 7.445%,
	(TSFR1M+2.500%),
	11/08/2028		573,561	0.3
685,354	Sparta US HoldCo
	LLC, First Lien Initial
	Term Loan, 8.451%,
	(TSFR1M+3.250%),
	08/02/2028		685,966	0.3
			2,943,955	1.4
	Commodities: 0.8%
294,099	Foundation Building
	Materials Inc, 2024
	Incremental Term
	Loan, 9.252%,
	(TSFR1M+4.114%),
	01/29/2031		286,884	0.1
836,887	Foundation Building
	Materials Inc, Initial
	Term Loan (First
	Lien), 8.764%,
	(TSFR3M+3.512%),
	01/31/2028		816,663	0.4
557,563	Specialty Building
	Products Holdings
	LLC, First Lien Initial
	Term Loan, 8.695%,
	(US0006M+3.750%),
	10/15/2028		554,798	0.3
			1,658,345	0.8
	Communications: 5.0%
619,321	Arches Buyer Inc,
	Refinancing	Term
	Loan, 8.195%,
	(TSFR1M+3.350%),		595,387
	12/06/2027			0.3
567,150	Cengage Learning Inc,
	Term Loan B, 9.538%,
	(TSFR6M+4.250%),
	03/24/2031		569,148	0.2

4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Communications: (continued)
839,930	CNT Holdings I
	Corp, First Lien Initial
	Term Loan, 8.752%,
	(TSFR1M+3.500%),
	11/08/2027	$842,846	0.4
618,991	Connect US Finco
	LLC, Amendment No.
	4 Term Loan, 9.345%,
	(TSFR1M+4.500%),
	09/13/2029	582,819	0.3
498,750	Crown Subsea
	Communications
	Holding Inc, 2024
	Term Loan, 9.252%,
	(TSFR3M+4.000%),
	01/30/2031	502,303	0.2
670,849	Dotdash Meredith, Inc.,
	Term Loan B, 9.301%,
	(TSFR1M+3.500%),
	12/01/2028	671,967	0.3
815,646	Gogo Intermediate
	Holdings LLC, Initial
	Term Loan, 9.111%,
	(TSFR1M+3.500%),
	04/30/2028	770,786	0.3
1,025,000	GoodRX Inc, 2024
	Term Loan, 8.595%,
	(TSFR1M+3.750%),
	07/10/2029	1,027,082	0.5
175,000 (1)	I-Logic Technologies
	Bidco Limited, Tl,
	02/16/2028	174,344	0.1
375,193	Ion Trading Finance
	Limited, Replacement
	2024 Dollar Term
	Loans, 9.016%,
	(TSFR3M+9.016%),
	04/03/2028	375,792	0.2
453,863	Magnite Inc, New
	Term Loan, 8.595%,
	(TSFR1M+8.595%),
	02/06/2031	457,834	0.2
583,967	McGraw-Hill
	Education Inc, 2024
	Term Loan, 8.604%,
	(TSFR1M+4.000%),
	08/01/2031	586,887	0.3
1,030,917	MH Sub I LLC, 2023
	May New Term
	Loans, 9.095%,
	(TSFR1M+4.250%),
	05/03/2028	1,025,602	0.5
812,561	Proofpoint Inc,
	2024 Refinancing
	Term Loan, 7.845%,
	(TSFR1M+3.000%),
	08/31/2028	813,181	0.4
			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Communications: (continued)
572,125	The Knot Worldwide
	Inc, Term Loan, 9.611%,
	(TSFR1M+4.500%),
	01/31/2028	$574,270	0.2
195,000	TripAdvisor Inc, Initial
	Term B Loan, 7.595%,
	(TSFR1M+2.750%),
	07/01/2031	194,919	0.1
596,947	Univision
	Communications Inc,
	2022 Incremental
	First-Lien Term
	Loan, 8.854%,
	(TSFR3M+8.854%),
	06/25/2029	589,858	0.3
59,850	Univision
	Communications Inc,
	2024 Replacement
	First-Lien Term
	Loan, 8.460%,
	(TSFR1M+8.460%),
	07/31/2029	58,511	0.0
450,000	Ziggo Financing
	Partnership, Term
	Loan I, 7.711%,
	(TSFR1M+7.711%),
	04/30/2028	440,121	0.2
		10,853,657	5.0
	Consumer, Cyclical: 11.2%
922,688	1011778 BC Unlimited
	Liability Company, Term
	Loan B-6, 6.595%,
	(TSFR1M+1.750%),
	09/20/2030	915,383	0.4
678,398	ABG Intermediate
	Holdings 2 LLC,
	2024 Refinancing
	Term Loan, 7.997%,
	(TSFR1M+2.750%),
	12/21/2028	679,829	0.3
345,485	Alterra Mountain
	Company, TERM
	LOAN B-4, 8.095%,
	(TSFR1M+8.095%),	346,349
	08/17/2028		0.2
302,666	Alterra Mountain
	Company, Term
	Loan B5, 8.345%,
	(TSFR1M+3.500%),
	05/31/2030	304,558	0.1
130,125	Amer Sports Company,
	Initial Usd Term
	Loans, 8.346%,
	(TSFR3M+3.250%),
	02/17/2031	130,532	0.1

5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

Percentage
Principal		of Net
Amount†	Value	Assets
LOANS*: (continued)
Consumer, Cyclical: (continued)
Percentage
Principal		of Net
Amount†	Value	Assets
LOANS*: (continued)
Consumer, Cyclical: (continued)
1,019,301	American Airlines			113,333 (1)(2)	Formula One
	Inc, Initial Term				Management Limited,
	Loan, 10.294%,				Incremental Term
	(TSFR3M+5.012%),				Facility, 09/19/2031	$113,357	0.1
	04/20/2028	$1,048,780	0.5	226,667 (1)	Formula One
606,188	American Greetings				Management Limited,
	Corporation, Tranche C				Term Loan B1,
	Term Loan, 10.595%,				09/19/2031	226,714	0.1
	(TSFR1M+5.750%),			1,142,138	Gates Corporation,
	10/23/2029	611,997	0.3		Inital B-5 Dollar
889,461	Ascend Learning LLC,				Term Loan, 7.095%,
	Tranche B, 13.850%,				(TSFR1M+2.250%),
	(TSFR1M+3.600%),	886,743			06/04/2031	1,145,513	0.5
	12/11/2028		0.4	1,115,000	Harbor Freight Tools
823,213	Autokiniton US Holdings				USA Inc, Initial
	Inc, 2024 Replacement				Term Loan, 7.345%,
	Term B Loan, 8.960%,				(TSFR1M+2.500%),	1,098,972
	(TSFR3M+4.000%),				06/11/2031		0.5
	04/06/2028	824,242	0.4	335,889	Hunter Douglas Holding
894,143	Bombardier				BV, Tranche B-1
	Recreational Products				Term Loans, 8.571%,
	Inc, 2023 Replacement				(TSFR1M+3.500%),
	Term Loan, 7.595%,				02/26/2029	333,970	0.2
	(TSFR1M+2.750%),			887,714	IRB Holding Corp,
	12/13/2029	893,770	0.4		2024 Replacement
474,874	Caesars Entertainment,				Term B Loan, 8.097%,
	Inc., Term Loan				(TSFR1M+2.750%),
	B, 7.595%,				12/15/2027	887,695	0.4
	(TSFR1M+7.595%),			487,550	Kodiak BP LLC, 2024-1
	02/06/2030	475,637	0.2		Term Loan, 8.595%,
570,399	City Football Group				(TSFR3M+3.750%),
	Limited, Tl, 7.969%,				03/17/2028	489,988	0.2
	(TSFR1M+3.262%),			600,000	Lc Ahab Us Bidco
	07/21/2030	566,121	0.3		LLC, Initial Term
391,251	ClubCorp Holdings Inc,				Loan, 8.345%,
	Term Loan, 9.865%,				(TSFR1M+3.500%),
	(TSFR3M+5.262%),				05/01/2031	603,375	0.3
	09/18/2026	392,229	0.2	982,538	Light And Wonder
217,048	Core & Main LP,				International, Inc., Term
	Tranche D Term				Loan B-2, 7.333%,
	Loan, 6.855%,				(TSFR1M+7.333%),
	(TSFR1M+6.855%),				04/16/2029	981,105	0.5
	07/27/2028	217,184	0.1	907,262	LS Group OPCO
445,395	Dealer Tire Financial				Acquisition LLC, Term
	LLC, 2024 Tlb				Loan B, 7.845%,
	B-4, 8.345%,				(TSFR1M+3.000%),
	(TSFR1M+3.500%),				04/15/2031	908,680	0.4
	07/02/2031	447,251	0.2	1,040,612	Osmosis Buyer
531,484	Delta Air Lines				Limited, Initial Term
	Inc, Initial Term				B Loans, 8.701%,
	Loan, 9.032%,				(TSFR1M+4.000%),
	(TSFR3M+9.032%),				07/31/2028	1,040,493	0.5
	10/20/2027	542,003	0.2	555,000	Peer Holding III BV,
249,375	Entain PLC, Facility				Facility B5, 3.046%,
	B3, 8.014%,				(TSFR3M+3.000%),
	(TSFR6M+8.014%),				06/23/2031	557,428	0.3
	10/31/2029	249,764	0.1

6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Cyclical: (continued)
659,391	Penn National
	Gaming Inc, Term
	B Facility, 7.695%,
	(TSFR1M+3.500%),
	05/03/2029	$661,823	0.3
170,000	Raising Canes
	Restaurants LLC, Initial
	Term Loan, 7.014%,
	(TSFR1M+7.014%),
	09/10/2031	170,283	0.1
61,855	Restoration Hardware,
	Inc., 2022 Incremental
	Term Loan, 10/20/2028	60,232	0.0
206,034	Samsonite International
	S.A., 2024 Tranche B
	Term Loan, 6.845%,
	(TSFR1M+6.845%),	206,806
	06/21/2030		0.1
732,572	Scientific Games
	Holdings LP, 2024
	REFI DOLLAR TERM
	LOAN, 8.318%,
	(TSFR3M+3.000%),
	04/04/2029	729,443	0.3
427,149	SRAM LLC, Initial
	Term Loan, 7.710%,
	(TSFR1M+7.710%),
	05/18/2028	427,816	0.2
446,962	TGP Holdings III LLC,
	First Lien Closing Date
	Term Loan, 8.195%,
	(TSFR1M+3.350%),
	06/29/2028	422,876	0.2
279,190	Thor Industries
	Inc, TERM B-3
	USD, 7.095%,
	(TSFR1M+2.250%),
	11/15/2030	280,063	0.1
445,578	Topgolf Callaway
	Brands Corp., Initial
	Term Loan, 7.845%,
	(TSFR1M+3.000%),
	03/15/2030	439,916	0.2
427,850	United AirLines
	Inc, Class B Term
	Loan, 8.033%,
	(TSFR3M+2.750%),
	02/22/2031	429,287	0.2
856,721	Whatabrands LLC,
	Term Loan B, 7.595%,
	(TSFR1M+2.750%),
	08/03/2028	856,423	0.4
888,536	White Cap Buyer
	LLC, Tranche C
	Term Loan, 8.095%,
	(TSFR1M+8.095%),
	10/19/2029	882,629	0.4
				Percentage
Principal				of Net
Amount†			Value	Assets
LOANS*: (continued)
	Consumer, Cyclical: (continued)
579,168	Windsor Holdings III
	LLC, Facility 2024
	September Dollar
	REFI TLB, 8.461%,
	(TSFR1M+8.461%),
	08/01/2030		$582,064	0.3
			24,069,323	11.2
	Consumer, Non-cyclical: 13.0%
369,574	Albion Financing 3
	SARL, New 2024
	Amended Usd Term
	Loan, 9.826%,
	(TSFR3M+9.826%),
	08/17/2029		371,884	0.2
335,000	American Airlines
	Inc, Initial Term
	Loans, 7.209%,
	(TSFR6M+3.500%),
	06/04/2029		333,278	0.2
648,375	Auris Luxembourg
	III SARL, Facility
	B4, 9.564%,
	(TSFR6M+4.678%),
	02/27/2029		649,287	0.3
814,781	Avis Budget Car Rental
	LLC, New Tranche C
	Term Loan, 7.945%,
	(TSFR1M+3.100%),
	03/16/2029		816,207	0.4
942,132	Bausch & Lomb
	Corporation, Initial
	Term Loan, 8.270%,
	(TSFR1M+3.350%),
	05/10/2027		939,646	0.4
450,000 (1)	Bausch Health
	Companies Inc, Second
	Amendment Term
	Loans, 02/01/2027		432,450	0.2
696,500	Camelot US
	Acquisition I Co, Term
	Loan B-1, 7.595%,
	(TSFR1M+3.500%),
	01/31/2031		696,239	0.3
239,397	CHG Healthcare
	Services Inc, 2024
	Term Loan, 8.460%,
	(TSFR1M+3.614%),		239,974
	09/29/2028			0.1
594,835	Cimpress PLC, 2024
	Refinancing	Tranche
	B-1 Term Loan, 7.845%,
	(TSFR1M+3.000%),
	05/17/2028		595,950	0.3
1,088,902	Cotiviti Inc, Initial
	Floating Rate Term
	Loans, 8.451%,
	(TSFR1M+3.250%),
	08/27/2025		1,088,448	0.5

7

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

Percentage
Principal		of Net
Amount†	Value	Assets

LOANS*: (continued)

Consumer, Non-cyclical: (continued)

Percentage
Principal		of Net
Amount†	Value	Assets

LOANS*: (continued)

Consumer, Non-cyclical: (continued)

745,537	Electron Bidco			667,555	Kingpin Intermediate
	Inc., Initial Term				Holdings LLC, 2023
	Loan, 7.960%,				Term Loan B, 8.584%,
	(TSFR1M+7.960%),				(TSFR1M+3.500%),
	11/01/2028	$747,285	0.4		02/08/2028	$667,555	0.3
713,213	Fiesta Purchaser,			936,194	Kuehg Corp., Term
	Inc., Initial Term				Loan B, 9.104%,
	Loan, 8.845%,				(TSFR3M+4.500%),
	(TSFR1M+4.000%),				06/12/2030	940,160	0.4
	02/12/2031	714,661	0.3	351	Latham Pool Products
268,650	Financiere Mendel,				Inc, Initial Term
	Addtl Term Fcaility				Loans, 8.695%,
	1 (USD), 8.354%,				(TSFR1M+8.695%),
	(TSFR3M+8.354%),				02/23/2029	341	0.0
	11/13/2030	269,434	0.1	503,738	LifePoint Health Inc,
611,919	Fleet Midco I Ltd.,				2024 Incremental
	Facility B2 Term				Term Loan, 8.965%,
	Loan, 7.578%,				(TSFR1M+4.000%),
	(TSFR6M+2.750%),				05/14/2031	504,367	0.2
	02/21/2031	611,919	0.3	1,215,976	Medline Borrower LP,
159,600	Fugue Finance				Term Loan B, 7.595%,
	LLC, Dollar Term				(TSFR1M+2.750%),
	B-2 Loan, 8.807%,				10/23/2028	1,217,787	0.6
	(TSFR3M+3.750%),			458,817	Medrisk Inc, First
	02/26/2031	160,772	0.1		Lien Initial Term
593,301	Fugue Finance LLC,				Loan, 8.695%,
	Term B USD, 9.057%,				(TSFR1M+8.695%),
	(TSFR3M+4.000%),				05/10/2028	459,678	0.2
	01/31/2028	597,628	0.3	539,849	Nielsen Consumer
597,634	Garda World Security				Inc, Tranche B-1
	Corporation, Tenth				Term Loan, 8.710%,
	Additional Term				(TSFR1M+8.710%),
	Loan, 8.597%,				03/06/2028	533,776	0.3
	(TSFR1M+8.597%),			880,718	Organon & Co, Dollar
	02/01/2029	598,288	0.3		Term Loan, 7.465%,
748,866	Global Medical				(TSFR1M+7.465%),	880,350
	Response Inc, 2024				05/14/2031		0.4
	Extended Term			785,864	Packaging Coordinators
	Loan, 10.844%,				Midco Inc., 2024
	(TSFR1M+3.500%),				Replacement Term
	10/02/2028	745,589	0.3		Loan, 8.095%,
649,814	Grifols Worldwide				(TSFR3M+3.250%),
	Operations USA Inc,				11/30/2027	786,705	0.4
	Dollar Tranche B			943,272	Pegasus Bidco Bv,
	Term Loan, 7.402%,				2024-1 Term Dollar
	(TSFR3M+7.402%),				Loan, 8.868%,
	11/15/2027	632,524	0.3		(TSFR3M+3.750%),
606,950	HomeServe USA				07/12/2029	946,809	0.4
	Holding Corp.,			189,397	Perrigo Investments,
	Amendment No.1				LLC, Initial Term
	Refinancing Term				B Loan, 7.195%,
	Loan, 7.211%,				(TSFR3M+2.250%),
	(TSFR1M+2.500%),				04/20/2029	189,160	0.1
	10/21/2030	606,476	0.3	744,304	R1 RCM Inc., Initial
932,176	Jazz Financing Lux				Term Loan B, 7.845%,
	Sarl, Tranche B-2				(TSFR1M+3.000%),
	Dollar Facility, 7.095%,				06/21/2029	746,475	0.3
	(TSFR1M+7.095%),
	05/05/2028	932,240	0.4

8
Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

				Percentage
Principal				of Net
Amount†			Value	Assets
LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
269,325	Radnet Management
	Inc, Term Loan
	B, 7.779%,
	(TSFR3M+2.500%),
	04/23/2031		$269,893	0.1
390,000	Resonetics LLC, Term
	B Loans, 8.715%,
	(TSFR1M+3.750%),
	06/18/2031		390,853	0.2
545,873	RXB Holdings Inc,
	First Lien Initial
	Term Loan, 9.469%,
	(TSFR1M+4.614%),
	12/20/2027		547,067	0.3
43,810 (2)	Ryan LLC, Delayed
	Draw Term
	Loan, 8.800%,
	(TSFR3M+4.500%),
	11/14/2030		43,371	0.0
544,645	Ryan LLC, Term
	Loan, 9.856%,
	(TSFR1M+4.500%),
	11/14/2030		539,199	0.3
246,299	Seren Bidco AB, Facility
	B1 Loan, 8.002%,
	(TSFR6M+8.002%),
	11/16/2028		246,414	0.1
319,200	Sigma Bidco BV,
	Facility B 10, 9.302%,
	(SOFRRATE+4.410%),
	01/03/2028		318,442	0.2
1,140,000	Sotera Health Holdings
	LLC, 2024 Refinancing
	Term Loans, 8.095%,
	(TSFR1M+3.250%),
	05/23/2031		1,137,863	0.5
649,010	Spring Education
	Group Inc, Initial
	Term Loans, 8.604%,
	(TSFR3M+4.000%),
	10/04/2030		654,527	0.3
697,063	Surgery Center
	Holdings Inc, 2024
	Refinancing	Term
	Loans, 7.670%,
	(TSFR1M+7.670%),
	12/19/2030		698,334	0.3
292,788	Triton Water Holdings
	Inc, 2024 Incremental
	Term Loans, 9.335%,
	(TSFR3M+4.000%),
	03/31/2028		292,879	0.1
792,302	Trugreen Limited
	Partnership, Second
	Refinancing	Term Loan
	(First Lien), 9.347%,
	(TSFR1M+4.000%),
	11/02/2027		768,038	0.4
			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
253,339	VetStrategy
	Canada Holdings,
	Incremental Term
	Loan B10, 9.393%,
	(TSFR3M+4.750%),
	12/06/2028	$254,025	0.1
1,112,213	Wand NewCo 3
	Inc, Initial Term
	Loan, 7.854%,
	(TSFR1M+3.250%),
	01/30/2031	1,112,339	0.5
		27,926,586	13.0
	Containers & Glass Products: 1.4%
740,133	Clydesdale Acquisition
	Holdings, Inc., Term
	B Loan, 8.020%,
	(TSFR1M+3.175%),
	04/13/2029	737,159	0.4
515,830	Plaze Inc, 2021-1
	Term Loan, 8.710%,
	(TSFR1M+3.750%),
	08/03/2026	481,656	0.2
243,193	Pretium PKG Holdings
	Inc, Third Amendment
	Tranche A Term
	Loans, 10.248%,
	(TSFR3M+5.000%),
	10/02/2028	248,133	0.1
670,319	ProAmpac PG
	Borrower LLC, 2024
	Term Loan B, 9.118%,
	(TSFR3M+4.000%),
	09/15/2028	672,624	0.3
880,495	TricorBraun Inc,
	Term Loan, 8.210%,
	(TSFR1M+3.250%),
	03/03/2028	864,903	0.4
		3,004,475	1.4
	Diversified: 0.3%
665,400	First Eagle Holdings
	Inc, Tranche B-2
	Term Loans, 8.335%,
	(TSFR3M+3.000%),
	02/22/2029	660,202	0.3

	Electronics/Electrical: 1.1%
822,767	Chariot Buyer LLC,
	Tranche B, 8.600%,
	(TSFR1M+3.250%),
	11/03/2028	820,517	0.4
365,708	Creation Technologies
	Inc, Initial Term
	Loan, 11.080%,
	(TSFR3M+5.500%),
	10/05/2028	356,565	0.2

9

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
487,392	DG Investment
	Intermediate Holdings
	2 Inc, First Lien
	Closing Date Initial
	Term Loan, 9.111%,
	(TSFR1M+3.864%),
	03/31/2028	$486,630	0.2
325,000	DG Investment
	Intermediate Holdings 2
	Inc, Second Lien Initial
	Term Loan, 11.710%,
	(TSFR1M+6.864%),
	03/30/2029	306,313	0.1
352,392	VC GB Holdings I
	Corp, First Lien Initial
	Term Loan, 8.365%,
	(TSFR3M+3.262%),
	07/21/2028	351,975	0.2
		2,322,000	1.1
	Energy: 3.0%
573,680	Brazos Delaware II LLC,
	Term Loan B, 8.255%,
	(TSFR6M+3.500%),	574,899
	02/11/2030		0.3
310,000	CPPIB OVM Member
	U.S. LLC, Initial
	Term Loans, 7.854%,
	(TSFR3M+3.250%),
	08/07/2031	310,969	0.1
439,527	GIP III Stetson
	I LP, Initial Term
	Loan, 8.747%,
	(TSFR1M+4.250%),
	10/31/2028	439,801	0.2
676,365	GIP Pilot Acquisition
	Partners, L.P., 2024
	Term Loan B, 7.818%,
	(TSFR3M+2.500%),
	10/04/2030	678,479	0.3
583,538	Goodnight Water
	Solutions Holdings,
	LLC, Initial Term
	Loans, 10.095%,
	(TSFR3M+5.250%),
	06/04/2029	584,085	0.3
425,000	NGP XI Midstream
	Holdings LLC, Initial
	Term Loan, 8.604%,
	(TSFR2M+4.000%),
	07/25/2031	425,266	0.2
497,491	NorthRiver Midstream
	Finance LP, Term Loan
	(First Lien), 7.832%,
	(TSFR3M+2.500%),
	08/16/2030	498,078	0.2
				Percentage
Principal				of Net
Amount†			Value	Assets
LOANS*: (continued)
	Energy: (continued)
748,332	Oryx Midstream
	Services Permian Basin
	LLC, 2024 Refinancing
	Term Loan, 8.225%,
	(TSFR1M+3.114%),
	10/05/2028		$749,368	0.3
470,000 (1)	Rockpoint Gas Storage
	Partners LP, Tlb,
	09/30/2031		468,825	0.2
196,500	UGI Energy Services
	LLC, Refinancing
	Term Loan, 7.345%,
	(TSFR1M+7.345%),
	02/22/2030		196,950	0.1
245,000	US Silica Company,
	Term B Loan, 9.345%,
	(TSFR1M+9.345%),
	07/18/2031		239,921	0.1
600,000	WaterBridge Midstream
	Operating LLC, Term
	Loan B, 9.393%,
	(TSFR3M+4.750%),
	06/22/2026		580,750	0.3
545,000	Waterbridge NDB
	Operating LLC(f/k/a
	Waterbridge Midstream
	Operating LLC), Initial
	Term Loan, 9.603%,
	(TSFR3M+9.603%),
	05/10/2029		544,887	0.3
272,371 (1)	Whitewater Whistler
	Holdings, LLC, Tranche
	B, 02/15/2030		272,087	0.1
			6,564,365	3.0
	Financial: 11.2%
205,000	AAL Delaware
	Holdco Inc, Initial
	Term Loan, 8.345%,
	(TSFR1M+3.500%),		206,089
	07/30/2031			0.1
1,613,063	Acrisure LLC, 2024
	Refinancing	Term
	Loan, 8.211%,
	(TSFR1M+8.211%),
	11/06/2030		1,600,360	0.7
1,066,766	Alliant Holdings
	Intermediate LLC, New
	Term Loan B6, 7.965%,
	(TSFR1M+7.965%),
	11/06/2031		1,062,069	0.5
242,714	Allspring Buyer LLC,
	Term Loan, 8.137%,
	(TSFR3M+8.137%),
	11/01/2028		242,107	0.1

10

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

Percentage
Principal		of Net
Amount†	Value	Assets
LOANS*: (continued)
Financial: (continued)
Percentage
Principal		of Net
Amount†	Value	Assets
LOANS*: (continued)
Financial: (continued)
550,000	Ardonagh Group			1,896,329 (1)	Focus Financial
	Finco Pty Ltd,				Partners LLC, Initial
	Syndicated Facility B				Term Loan, 08/08/2031 $	1,892,478	0.9
	(USD) Loan, 8.535%,			320,000	Grant Thornton
	(TSFR6M+8.535%),				Advisors LLC, Initial
	02/27/2031	$551,203	0.3		Term Loan, 8.095%,
871,826	Aretec Group Inc, Term				(TSFR1M+3.250%),
	B-2 Loan, 8.845%,				06/02/2031	320,840	0.2
	(TSFR1M+8.845%),			584,136	Guardian US
	08/09/2030	855,419	0.4		Holdco, Initial Term
1,322,953	AssuredPartners				Loan, 8.830%,
	Inc., 2024 Term				(TSFR3M+3.500%),
	Loan, 8.345%,				01/31/2030	581,489	0.3
	(TSFR1M+3.500%),			441,314	HighTower Holding
	02/14/2031	1,323,248	0.6		LLC, 2024 Term
377,208 (1)	Asurion LLC,				Loan B, 8.748%,
	09/19/2030	371,392	0.2		(TSFR3M+3.500%),	442,072
306,332	Asurion LLC, New B-9				04/21/2028		0.2
	Term Loan, 8.611%,			1,113,160	HUB International
	(TSFR1M+8.611%),				Ltd, Facility 2024-1
	07/30/2027	302,339	0.1		Incremental Term
219,450	Blackhawk Network				Loans, 8.255%,
	Holdings Inc., TERM				(TSFR2M+3.000%),
	LOAN B, 9.845%,				06/20/2030	1,112,813	0.5
	(TSFR1M+9.845%),			957,246	Jane Street Group
	03/12/2029	220,662	0.1		LLC, 2021 Term
1,491,702	Broadstreet Partners				Loan, 7.861%,
	Inc, 2024 Term B				(TSFR1M+2.500%),
	Loans, 8.095%,				01/26/2028	957,246	0.4
	(TSFR3M+2.500%),			658,401	Mercury Borrower
	06/16/2031	1,487,413	0.7		Inc, First Lien Initial
722,650	Castlelake Aviation				Term Loan, 8.460%,
	One Designated				(US0006M+3.500%),
	Activity Company, Initial				08/02/2028	659,224	0.3
	Term Loan, 7.447%,			962,478	Nuvei Technologies
	(TSFR3M+2.500%),				Corp., Initial Term
	10/22/2026	725,247	0.3		Loan, 7.955%,
723,188	Cushman & Wakefield				(TSFR1M+3.000%),
	US Borrower				12/19/2030	965,125	0.5
	LLC, 2024-1 Term			892,763	OneDigital Borrower
	Loan, 8.595%,				LLC, Term Loan
	(TSFR1M+3.750%),				(First Lien), 8.095%,
	01/31/2030	724,996	0.3		(TSFR1M+3.250%),
245,000	Edelman Financial				07/02/2031	886,067	0.4
	Engines Center LLC			790,558	Osaic Holdings Inc
	(The), 2024 Refinancing				(f/k/a Advisor Group
	Term Loans, 10.095%,				Holdings Inc), Term
	(TSFR1M+5.250%),				B-3 Loan, 9.247%,
	10/20/2028	245,026	0.1		(TSFR1M+4.000%),
964,068	Edelman Financial				08/17/2028	783,311	0.4
	Engines Center			562,027	Overdrive, Inc.,
	LLC (The), Term				New First Lien Term
	Loan B, 8.095%,				Loan, 9.170%,
	(TSFR1M+8.095%),				(TSFR1M+4.250%),
	04/07/2028	963,586	0.5		12/15/2028	564,837	0.3
101,835 (1)(2)	Focus Financial			217,209	RHP Hotel Properties
	Partners LLC, 2024				LP, Incremental Tranche
	Delayed Draw Term				B Term Loan, 7.095%,
	Loan, 08/08/2031	101,629	0.0		(TSFR1M+7.095%),
					05/18/2030	217,697	0.1

11

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Financial: (continued)
782,644	Ryan Specialty Group
	LLC, 2024 Term
	Loan B, 7.095%,
	(TSFR1M+7.095%),
	09/11/2031	$782,644	0.4
675,000	Truist Insurance
	Holdings, LLC, Initial
	Term Loans, 7.854%,
	(TSFR3M+3.250%),
	05/06/2031	675,140	0.3
195,000	Truist Insurance
	Holdings, LLC, Initial
	Term Loans (Second
	Lien), 9.354%,
	(TSFR3M+4.750%),
	03/08/2032	198,595	0.1
1,164,382	USI Inc, 2024 Term
	Loans Facility, 7.354%,
	(TSFR3M+7.354%),
	09/27/2030	1,162,685	0.5
485,000	VFH Parent LLC, Term
	B-1 Loan, 7.595%,
	(TSFR1M+7.595%),
	06/13/2031	484,798	0.2
339,803	Walker & Dunlop
	Inc, Initial Term
	Loan, 7.195%,
	(TSFR1M+7.195%),
	12/16/2028	341,077	0.2
		24,010,923	11.2
	Food Products: 1.6%
287,267	8th Avenue Food
	& Provisions Inc,
	2021 Incremental
	Term Loan, 9.710%,
	(TSFR1M+4.750%),
	10/01/2025	279,606	0.1
424,689	8th Avenue Food
	& Provisions Inc,
	First Lien Term
	Loan, 8.710%,
	(TSFR1M+3.750%),
	10/01/2025	412,944	0.2
596,925	BCPE North Star
	US Holdco 2 Inc,,
	First Lien Initial Term
	Loan, 11.250%,
	(TSFR1M+4.114%),
	06/09/2028	566,705	0.3
821,406	CHG PPC Parent
	LLC, 2021-1 US
	Term Loan, 8.361%,
	(TSFR1M+3.114%),
	12/08/2028	818,326	0.4
745,867	Chobani LLC, 2023
	Additional Term
	Loan, 8.595%,
	(TSFR1M+3.750%),
	10/25/2027	748,897	0.3
				Percentage
Principal				of Net
Amount†			Value	Assets
LOANS*: (continued)
	Food Products: (continued)
722,514	Primary Products
	Finance LLC, 2024
	Replacement Term
	B Loan, 8.971%,
	(TSFR3M+3.650%),
	04/02/2029		$723,587	0.3
			3,550,065	1.6
	Health Care: 2.5%
573,385	Amneal
	Pharmaceuticals
	LLC, Initial Term
	Loan, 8.460%,
	(TSFR1M+3.614%),
	05/04/2025		581,269	0.3
1,200,800	AthenaHealth
	Group Inc, Initial
	Term Loan, 8.497%,
	(TSFR1M+3.250%),
	02/15/2029		1,195,171	0.6
498,058	CHG Healthcare
	Services Inc.,
	Tranche B1, 8.443%,
	(US0006M+3.250%),
	09/29/2028		498,773	0.2
290,000	Concentra Health
	Services, Inc., Term
	Loan B, 7.095%,
	(TSFR1M+2.250%),
	07/28/2031		289,819	0.1
481,242	Gloves Buyer Inc,
	First Lien Initial
	Term Loan, 9.361%,
	(TSFR1M+4.114%),
	12/29/2027		480,039	0.2
13,863	National Mentor
	Holdings Inc, First
	Lien Initial Term
	C Loan, 8.454%,
	(TSFR3M+3.850%),
	03/02/2028		13,369	0.0
483,631	National Mentor
	Holdings Inc, First
	Lien Initial Term
	Loan, 9.097%,
	(TSFR1M+3.850%),
	03/02/2028		466,402	0.2
753,594 (1)	Pacific Dental	Services
	LLC, 03/15/2031		753,829	0.3
1,012,239	Phoenix Guarantor
	Inc, Tranche B-4
	Term Loan, 8.095%,
	(TSFR1M+3.250%),
	02/21/2031		1,010,847	0.5
153,788	Select Medical
	Corp, Tranche B-1
	Term loan, 8.247%,
	(TSFR1M+3.000%),
	03/08/2027		154,589	0.1
			5,444,107	2.5

12

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Home Furnishings: 0.3%
671,077	Apx Group Inc, Initial
	Term Loan, 9.750%,
	(PRIME+1.750%),
	07/10/2028	$672,149	0.3

	Industrial: 12.5%
910,411	AlixPartners LLP,
	Tranche B, 7.717%,
	(TSFR1M+2.500%),
	02/04/2028	912,561	0.4
680,000	Alliance Laundry
	Systems LLC, Initial
	Term B Loans, 8.345%,
	(TSFR3M+3.500%),
	08/09/2031	682,064	0.3
904,682	Allied Universal
	Holdco LLC, Term
	Loan Usd, 8.695%,
	(TSFR1M+3.750%),
	05/15/2028	896,935	0.4
1,144,539	Altium Packaging LLC,
	2024 Refinancing
	Term Loan, 7.345%,
	(TSFR1M+2.500%),
	06/05/2031	1,142,393	0.5
59,700	Anticimex Inc,
	Facility B6, 8.252%,
	(SOFRRATE+3.400%),
	11/16/2028	59,787	0.0
240,000 (1)	Arcosa, Inc., Term Loan,
	08/12/2031	240,300	0.1
873,544	Belfor Holdings Inc,
	Initial Tranche B-1
	Term Loan, 9.000%,
	(TSFR1M+3.750%),
	11/01/2030	878,403	0.4

284Bombardier Recreational Products

	Inc, 2024 Extended
	Term Loan, 7.595%,
	(TSFR1M+2.750%),
	01/22/2031	284	0.0
358,171	Brown Group Holding
	LLC, Incremental Term
	B-2 Facility, 7.807%,
	(TSFR3M+2.750%),
	07/01/2031	357,788	0.2
99,500	Chariot Buyer LLC, First
	Lien Amendment No.2
	Term Loan, 8.345%,
	(TSFR1M+3.500%),
	11/03/2028	99,492	0.0
569,500	Chart Industries,
	Inc., 2024 Term
	Loan B, 7.825%,
	(TSFR3M+7.825%),
	03/18/2030	569,144	0.3
			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Industrial: (continued)
578,149	Clark Equipment
	Company, 2022 Term
	Loan B, 7.948%,
	(TSFR3M+2.500%),
	04/20/2029	$578,992	0.3
728,289	Coherent Corp (f/k/a
	II-VI Incorporated),
	Term Loan B-1, 7.345%,
	(TSFR1M+7.345%),
	07/02/2029	729,564	0.3
495,446	Conair Holdings
	LLC, First Lien Initial
	Term Loan, 8.710%,
	(US0006M+3.750%),
	05/17/2028	455,707	0.2
160,000	Cornerstone Building
	Brands Inc, Tranche C
	Term Loans, 9.597%,
	(TSFR1M+9.597%),
	05/15/2031	158,200	0.1
958,234	EMRLD Borrower
	LP, Initial Term
	B Loan, 7.557%,
	(TSFR3M+2.500%),
	05/31/2030	957,486	0.4
788,517	Filtration Group
	Corporation, 2021
	Incremental Term
	Loan, 8.861%,
	(TSFR1M+3.500%),
	10/21/2028	789,551	0.4
817,296	Ingram Micro Inc, 2024
	Term Loan B, 7.564%,
	(TSFR3M+7.564%),
	09/18/2031	817,807	0.4
696,461	Kenan Advantage
	Group Inc (The), Term
	Loan B4, 8.095%,
	(TSFR1M+3.250%),
	01/25/2029	696,461	0.3
296,882	Lsf11 Trinity Bidco,
	Inc., 2024 Term
	Loan B, 8.420%,
	(TSFR1M+3.500%),	297,438
	06/14/2030		0.1
629,169	Madison Iaq LLC, Initial
	Term Loan, 7.889%,
	(TSFR6M+2.750%),
	06/21/2028	629,598	0.3
165,000 (1)	Madison Safety & Flow
	LLC, Tlb, 09/30/2031	165,412	0.1
254,363	MI Windows and Doors
	LLC, 2024 Incremental
	Term Loans, 8.345%,
	(TSFR1M+3.500%),
	03/28/2031	255,316	0.1

13

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

Percentage
Principal		of Net
Amount†	Value	Assets
LOANS*: (continued)
Industrial: (continued)
Percentage
Principal		of Net
Amount†	Value	Assets
LOANS*: (continued)
Industrial: (continued)
232,650	Minimax Viking			645,394	Refficiency Holdings
	GmbH - MX Holdings				LLC, 2021 Initial
	US Inc, New B1D				Term Loan, 8.445%,
	Facility, 4.960%,				(TSFR1M+8.445%),
	(TSFR1M+4.960%),				12/16/2027		$649,025	0.3
	07/31/2028	$233,716	0.1	663,560	Service Logic
266,467	Ncr Atleos, LLC, Term				Acquisition Inc, 2024
	B Loan, 10.102%,				Term Loan B, 8.314%,
	(TSFR3M+4.850%),				(TSFR1M+8.314%),
	03/27/2029	268,841	0.1		10/29/2027		666,048	0.3
463,838	Northstar Group			345,400	Smyrna Ready Mix
	Services Inc, Term				Concrete LLC, New
	B Loans, 10.014%,				Term Loan B, 8.354%,
	(TSFR6M+4.750%),				(TSFR1M+3.500%),
	05/08/2030	466,519	0.2		04/02/2029		347,991	0.2
335,000 (1)	Nvent Electric Public			656,348	SPX Flow, Inc., Cov-
	Limited Company, Term				Lite Tlb, 8.345%,
	Loan B, 09/30/2031	335,105	0.2		(TSFR1M+3.500%),
788,099	Oscar AcquisitionCo				04/05/2029		657,914	0.3
	LLC, Term B			590,000 (1)	Third Coast
	Loan, 8.854%,				Infrastructure,
	(TSFR3M+4.250%),				LLC, Term Loan B,
	04/29/2029	779,726	0.4		09/30/2030		587,050	0.3
470,000	Ovation Parent			966,753	TK Elevator Midco
	Inc, Initial Term				Gmbh, Facility	B2
	Loan, 8.104%,				(USD), 8.588%,
	(TSFR3M+8.104%),				(TSFR6M+3.500%),
	04/21/2031	472,497	0.2		04/30/2030		970,110	0.5
950,670	Pactiv Evergreen			449,330	Transdigm Inc, Term
	Group Holdings Inc.,				Loan I, 7.354%,
	Tranch B-4 U.S.				(TSFR3M+7.354%),
	Term Loans, 7.747%,				08/24/2028		449,680	0.2
	(TSFR1M+2.500%),			417,903	Transdigm Inc, Tranche
	09/24/2028	951,562	0.4		J Term Loan, 7.104%,
633,024	Pre Paid Legal Services				(TSFR3M+7.104%),
	Inc, First Lien Initial				02/28/2031		416,739	0.2
	Term Loans, 8.710%,			407,950	Transdigm Inc, Tranche
	(TSFR1M+3.750%),				K Term Loans, 7.354%,
	12/15/2028	633,244	0.3		(TSFR3M+2.750%),		408,375
230,283	Pretium PKG Holdings				03/22/2030			0.2
	Inc, Initial Third			215,000	Transdigm Inc, Tranche
	Amendment Tranche				L Term Loans, 7.320%,
	A-1 Term Loan				(TSFR3M+7.320%),
	(First Lien), 9.848%,				01/05/2032		214,362	0.1
	(TSFR3M+4.600%),			852,298	Trident TPI Holdings
	10/02/2028	185,320	0.1		Inc, Tranche B-6
1,016,942	Pro Mach Group				Term Loan, 8.604%,
	Inc, Refinancing				(TSFR3M+4.000%),
	Term Loan, 8.345%,				09/15/2028		854,477	0.4
	(TSFR1M+8.345%),			181,088	Tutor Perini
	08/31/2028	1,022,027	0.5		Corporation, Term
873,874	Quikrete Holdings				Loan, 9.710%,
	Inc, Term Loan B				(TSFR1M+4.750%),
	(2029), 7.095%,				08/18/2027		181,088	0.1
	(TSFR1M+2.250%),			593,272	Vertex Aerospace
	03/19/2029	875,149	0.4		Services Corp, 2023
					Term Loan, 7.596%,
					(TSFR1M+2.750%),
					12/06/2028		593,643	0.3

14

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Industrial: (continued)
599,541	Watlow Electric
	Manufacturing
	Company, Term
	Loan B, 9.264%,
	(TSFR3M+4.012%),
	03/02/2028	$602,014	0.3
680,000	Wilsonart LLC, Initial
	Term Loans, 8.854%,
	(TSFR1M+4.250%),
	07/25/2031	673,412	0.3
		26,866,317	12.5
	Insurance: 1.1%
1,014,101	Ima Financial
	Group, Inc., Initial
	Term Loan, 8.095%,
	(TSFR1M+3.750%),	1,013,257
	10/16/2028		0.4
1,417,312	Sedgwick Claims
	Management
	Services Inc, 2024
	Term Loan, 8.250%,
	(TSFR3M+3.750%),
	07/31/2031	1,416,426	0.7
		2,429,683	1.1
	Leisure Good/Activities/Movies: 1.1%
762,013	24 Hour Fitness
	Worldwide Inc, Term
	Loan, 14.319%,
	(TSFR3M+2.000%),	666,761
	09/29/2025		0.3
716,393	Cinemark USA Inc,
	Term Loan, 8.095%,
	(TSFR1M+3.250%),
	05/24/2030	718,184	0.4
927,353	Playtika Holding Corp,
	Tranche B, 7.943%,
	(TSFR1M+2.750%),
	03/13/2028	922,347	0.4
		2,307,292	1.1
	Lodging & Casinos: 1.1%
1,050,007	Fertitta Entertainment
	LLC, Initial B Term
	Loan, 8.847%,
	(TSFR1M+3.750%),	1,047,827
	01/29/2029		0.5
605,369	Flynn Restaurant
	Group LP, 2021 New
	Term Loan, 9.210%,
	(TSFR1M+4.364%),
	12/01/2028	608,396	0.3
693,041	Golden Entertainment
	Inc, Term B-1
	Loan, 6.854%,
	(TSFR1M+2.250%),
	05/28/2030	692,175	0.3
		2,348,398	1.1
			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Oil & Gas: 0.5%
468,537	Medallion Midland
	Acquisition LLC,
	First Lient Term
	Loan, 8.314%,
	(TSFR3M+3.500%),
	10/18/2028	$469,884	0.2
660,381	TransMontaigne
	Operating Company
	LP, Tranche B Term
	Loan, 8.460%,
	(TSFR1M+3.614%),
	11/17/2028	662,239	0.3
		1,132,123	0.5
	Pipelines: 0.2%
415,000	Whitewater DBR
	Holdco LLC, Initial
	Term Loan, 7.354%,
	(TSFR3M+2.750%),
	03/03/2031	415,259	0.2

	Radio & Television: 1.0%
793,098	DirectV Financing
	LLC, Closing Date
	Term Loan, 10.360%,
	(TSFR1M+5.114%),
	08/02/2027	794,502	0.4
493,697	Gray Television Inc,
	Cov-Lite Tld, 8.315%,
	(TSFR1M+3.113%),
	12/01/2028	456,901	0.2
940,915	Houghton Mifflin
	Harcourt Company,
	First Lien Term B
	Loan, 10.195%,
	(TSFR1M+5.350%),
	04/09/2029	917,686	0.4
		2,169,089	1.0
	Retailers (Except Food & Drug): 1.2%
1,221,521	Great Outdoors
	Group LLC, Term
	B-2 Loan, 9.110%,
	(TSFR1M+3.864%),	1,222,538
	03/06/2028		0.6
151,427	Leslie's Poolmart
	Inc, Initial Term
	Loan, 7.710%,
	(TSFR1M+2.750%),
	03/09/2028	147,121	0.1
296,779	Michaels Companies
	Inc (The), Term
	B Loan, 9.115%,
	(TSFR3M+4.512%),
	04/15/2028	238,577	0.1

15

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
945,473	Petco Health and
	Wellness Company
	Inc, First Lien Initial
	Term Loan, 8.115%,
	(TSFR3M+3.512%),
	03/06/2028	$900,695	0.4
		2,508,931	1.2
	Technology: 14.8%
794,683	Adeia Inc, 3rd
	Amendment Term
	Loan B, 7.961%,
	(TSFR1M+7.961%),
	06/08/2028	796,173	0.4
780,000 (1)	Amazon Holdco Inc.,
	Tlb, 07/30/2031	778,538	0.4
549,997	AMC Entertainment,
	01/04/2029	550,426	0.3
195,000	Applied Systems Inc,
	Initial Term Loan (2024)
	(Second Lien), 9.854%,
	(TSFR3M+5.250%),
	02/23/2032	201,195	0.1
713,980	Applied Systems
	Inc, Tranche B-1
	Term Loan, 7.604%,
	(TSFR1M+3.000%),
	02/24/2031	715,603	0.3
935,421	Applovin Corporation,
	10Th Amendment
	Term Loan, 7.345%,
	(TSFR1M+2.500%),
	10/25/2028	937,175	0.4
361,979	Applovin Corporation,
	2030 Initial Term
	Loan, 7.345%,
	(TSFR1M+7.345%),
	08/19/2030	362,234	0.2
530,000	Asurion LLC,
	Second Lien Term
	Loan B3, 10.210%,
	(TSFR1M+5.364%),
	01/31/2028	499,052	0.2
860,000	BMC Software (Boxer/
	Bladelogic), 2031
	New First Lien Dollar
	Term Loan, 9.005%,
	(TSFR3M+9.005%),
	07/30/2031	858,886	0.4
656,233	Capstone Borrower Inc,
	Term Loan B, 7.854%,
	(TSFR3M+7.854%),
	06/17/2030	657,258	0.3
198,977	Cast & Crew Payroll
	LLC, First Lien
	Incremental Facility
	No 2 Incremental
	Term Loan, 8.595%,
	(TSFR1M+8.595%),
	12/29/2028	199,634	0.1
			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Technology: (continued)
1,163,287	Cloud Software
	Group Inc, Term
	Loan B, 9.335%,
	(TSFR3M+4.000%),
	03/30/2029	$1,159,684	0.5
642,333	Connectwise,
	LLC, Initial Term
	Loan, 9.096%,
	(TSFR3M+3.762%),
	09/29/2028	642,654	0.3
832,860	Constant Contact
	Inc, First Lien Initial
	Term Loan, 9.566%,
	(TSFR3M+4.262%),
	02/10/2028	807,874	0.4
520,000 (1)	Darktrace Plc, Term
	Loan, 07/02/2031	512,362	0.2
605,000 (1)	Dragon Buyer, Inc., Tlb,
	09/30/2031	602,883	0.3
705,827	Dun & Bradstreet
	Corporation (The),
	Incremental Term
	B-2, 7.605%,
	(TSFR1M+2.750%),
	01/18/2029	706,213	0.3
622,708	ECI Macola / Max
	Holding LLC, 2024
	Extending Term
	Loan, 9.085%,
	(TSFR3M+3.750%),
	05/31/2030	624,988	0.3
430,000 (1)	Envestnet, Inc., Term
	Loan, 09/19/2031	428,925	0.2
147,979 (2)	Epicor Software
	Corporation, 2024
	Delayed Draw Term
	Loan, 8.830%,
	(TSFR1M+3.500%),
	05/30/2031	148,256	0.1
1,016,190	Epicor Software
	Corporation, Term
	E Loans, 8.095%,
	(TSFR1M+3.250%),	1,018,096
	05/30/2031		0.5
425,000	Fortress Intermediate
	3 Inc., Initial Term
	Loan, 8.595%,
	(TSFR1M+3.750%),
	06/27/2031	424,601	0.2
660,090	Gainwell Acquisition
	Corp, Term B
	Loan, 8.704%,
	(US0006M+4.000%),
	10/01/2027	629,767	0.3

16

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

Percentage
Principal		of Net
Amount†	Value	Assets
LOANS*: (continued)
Technology: (continued)
Percentage
Principal		of Net
Amount†	Value	Assets
LOANS*: (continued)
Technology: (continued)
866,769	Genesys Cloud			415,000	Mosel Bidco (SE),
	Services Holdings II				Facility B (Usd)
	LLC (f/k/a Greeneden				Loan, 9.104%,
	US Holdings II LLC),				(TSFR3M+4.750%),
	2024 Incremental				09/16/2030	$417,594	0.2
	No. 2 Dollar Term			735,000 (1)	Neon Maple Purchaser
	Loan, 8.345%,				Inc, Tranche B-1 Term
	(TSFR1M+8.345%),				Loan, 01/01/2040	727,650	0.3
	12/01/2027	$870,019	0.4	1,002,788	Project Boost Purchaser
466,610	Helios Software				LLC, 1L Intial Term
	Holdings Inc,				Loan, 8.786%,
	2024 Dollar Term				(TSFR3M+3.500%),
	Loan, 8.354%,				07/16/2031	1,003,729	0.5
	(TSFR3M+8.354%),			721,375	Project Ruby
	07/15/2030	465,054	0.2		Ultimate Parent Corp,
323,375	Imagine Learning				Incremental Term
	LLC, 2024 Term				B-3 Loan, 8.460%,
	Loan, 8.345%,				(TSFR1M+3.614%),
	(TSFR1M+3.500%),				03/10/2028	722,187	0.3
	12/21/2029	323,635	0.1	470,940	Rackspace Finance,
905,000	Indy Us Bidco, LLC,				LLC, First Lien
	Ninth Amend Dollar				Term Loan, 7.982%,
	Term Loan, 9.595%,				(TSFR1M+3.500%),
	(TSFR1M+4.750%),				05/15/2028	263,334	0.1
	03/06/2028	903,491	0.4	795,897	RealPage Inc, First
645,213	Informatica LLC, 2024				Lien Initial Term
	Term Loan B, 7.095%,				Loan, 7.960%,
	(TSFR1M+7.095%),				(TSFR1M+3.114%),
	10/27/2028	645,347	0.3		04/24/2028	773,513	0.4
380,000 (1)	Instructure Holdings Inc,			543,888	Renaissance Holding
	Term Loan, 09/12/2031	377,546	0.2		Corp, Covenant-
243,775	Lorca Telecom				Lite First-Lien Term
	Bidco S.A., Facility				Loan, 9.095%,
	B4 Loan, 8.104%,				(TSFR1M+4.250%),
	(TSFR3M+3.500%),				04/05/2030	544,290	0.2
	03/25/2031	244,384	0.1	592,010	Rocket Software Inc,
934,587	Mcafee Corp, Tranche				Term Loan, 9.595%,
	B-1 Term Loan, 8.451%,				(TSFR1M+4.750%),
	(TSFR1M+8.451%),				11/28/2028	593,268	0.3
	03/01/2029	932,324	0.4	346,251	Skillsoft Finance
365,000	MH Sub I LLC,				II Inc, Initial Term
	Second Lien Term				Loan, 10.219%,
	Loan, 11.502%,				(TSFR1M+5.364%),
	(TSFR1M+6.250%),	359,183			07/14/2028	285,512	0.1
	09/15/2025		0.2	705,227	Skopima Consilio
902,842	Mitchell International,				(FKA GI Consilio),
	Inc., Initial Term				First Lien Initial
	Loan, 8.095%,				Term Loan, 9.361%,
	(TSFR1M+8.095%),				(TSFR1M+4.000%),
	06/17/2031	890,788	0.4		05/12/2028	705,062	0.3
988,349	MKS Instruments Inc,			616,900	SonicWall US
	2024-1 Dollar Term				Holdings Inc, 2023
	Loan B, 7.170%,				Term Loan, 9.604%,
	(TSFR1M+7.170%),				(TSFR3M+5.000%),
	08/17/2029	989,708	0.5		05/18/2028	609,832	0.3
450,000	Modena Buyer			360,000 (1)	Thunder Genera,
	LLC, Initial Term				Tranche B, 09/29/2031	360,225	0.2
	Loan, 9.104%,
	(TSFR3M+9.104%),
	07/01/2031	431,719	0.2

17
Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Technology: (continued)
1,243,669	UKG Inc, Term
	Loan B, 8.555%,
	(TSFR3M+3.500%),
	02/10/2031	$1,245,164	0.6
242,866	Ultra Clean Holdings
	Inc, Term Loan
	First Lien, 8.345%,
	(TSFR1M+8.345%),
	02/27/2028	244,181	0.1
396,358	Virtusa Corporation,
	Term B-2 Loan, 8.095%,
	(TSFR1M+8.095%),
	02/15/2029	396,729	0.2
369,075	VS Buyer LLC, 2024
	Refinancing Initial
	Term Loan, 8.347%,
	(TSFR1M+3.250%),	369,844
	04/14/2031		0.2
530,351	Waystar Technologies
	Inc, Term Loan
	B, 7.595%,
	(TSFR1M+2.750%),
	10/22/2029	532,340	0.2
363,181	World Wide Technology
	Holding Co LLC,
	2024 Refinancing
	Term Loan, 7.815%,
	(TSFR1M+7.815%),
	03/01/2030	364,543	0.2
		31,854,672	14.8
	Telecommunications: 0.9%
425,225	Cablevision Lightpath
	LLC, Initial Term
	Loan, 8.461%,
	(TSFR1M+3.250%),
	11/30/2027	425,119	0.2
915,933	CCI Buyer Inc, First
	Lien Initial Term
	Loan, 8.604%,
	(TSFR3M+4.000%),
	12/17/2027	915,818	0.4
750,000	Zayo Group Holdings
	Inc, Initial Dollar
	Term Loan, 8.217%,
	(TSFR1M+3.000%),
	03/09/2027	686,328	0.3
		2,027,265	0.9
	Utilities: 1.3%
335,000 (1)	Alpha Generation
	LLC, Term Loan B,
	09/30/2031	335,419	0.2
608,475	Bip Pipeco
	Holdings LLC, Term
	Loan, 7.818%,
	(TSFR3M+2.500%),
	12/05/2030	609,616	0.3
			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Utilities: (continued)
663,338	Discovery Energy
	Holding Corporation,
	Initial Dollar Term
	Loan, 9.354%,
	(TSFR3M+4.750%),
	05/01/2031	$670,800	0.3
530,000	Lightning Power,
	LLC, Initial Term
	B Loan, 8.346%,
	(TSFR3M+3.250%),
	08/07/2031	531,730	0.2
687,794	NGL Energy
	Operating LLC,
	Term Loan, 8.595%,
	(TSFR1M+3.750%),
	02/03/2031	685,472	0.3
		2,833,037	1.3
	Total Loans	207,445,208
	(Cost $207,406,506)		96.4
CORPORATE BONDS/NOTES: 6.7%
	Basic Materials: 0.7%
500,000 (3)	Cleveland-Cliffs, Inc.,
	7.000%, 03/15/2032	506,120	0.3
500,000 (3)	INEOS Quattro Finance
	2 PLC, 3.375%,
	01/15/2026	494,096	0.2
500,000 (3)	Nufarm Australia Ltd. /
	Nufarm Americas, Inc.,
	5.000%, 01/27/2030	464,389	0.2
		1,464,605	0.7
	Communications: 0.9%
500,000 (3)	CCO Holdings LLC
	/ CCO Holdings
	Capital Corp., 4.500%,
	08/15/2030	453,604	0.2
500,000 (3)	Stagwell Global LLC,
	5.625%, 08/15/2029	483,794	0.3
500,000 (3)	Viasat, Inc., 5.625%,
	04/15/2027	472,258	0.2
500,000 (3)	Viavi Solutions, Inc.,
	3.750%, 10/01/2029	454,211	0.2
		1,863,867	0.9
	Consumer, Cyclical: 1.3%
500,000 (3)	Gap, Inc., 3.875%,
	10/01/2031	437,607	0.2
500,000 (3)	Lithia Motors, Inc.,
	4.375%, 01/15/2031	465,639	0.2
500,000	Sally Holdings LLC
	/ Sally Capital, Inc.,
	6.750%, 03/01/2032	513,989	0.3
500,000 (3)	Taylor Morrison
	Communities, Inc.,
	5.750%, 01/15/2028	509,174	0.2
500,000 (3)	Tempur Sealy
	International, Inc.,
	3.875%, 10/15/2031	446,221	0.2

18

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
500,000 (3)	Wynn Las Vegas LLC
	/ Wynn Las Vegas
	Capital Corp., 5.250%,
	05/15/2027	$500,723	0.2
		2,873,353	1.3
	Consumer, Non-cyclical: 1.5%
500,000 (3)	ADT Security Corp.,	478,029
	4.125%, 08/01/2029		0.2
500,000 (3)	Cheplapharm
	Arzneimittel GmbH,
	5.500%, 01/15/2028	485,398	0.2
500,000 (3)	DaVita, Inc., 4.625%,
	06/01/2030	477,018	0.2
500,000 (3)	Embecta Corp.,
	5.000%, 02/15/2030	460,791	0.2
500,000 (3)	Post Holdings, Inc.,
	4.625%, 04/15/2030	478,862	0.2
500,000 (3)	Primo Water Holdings,
	Inc., 4.375%,
	04/30/2029	479,909	0.2
500,000 (3)	Williams Scotsman
	International, Inc.,
	4.625%, 08/15/2028	486,432	0.3
		3,346,439	1.5
	Energy: 0.7%
500,000 (3)	Archrock Partners L.P.
	/ Archrock Partners
	Finance Corp., 6.250%,
	04/01/2028	502,879	0.3
500,000 (3)	Hilcorp Energy I L.P. /
	Hilcorp Finance Co.,
	6.000%, 04/15/2030	487,805	0.2
500,000	Sunoco L.P. / Sunoco
	Finance Corp., 4.500%,
	05/15/2029	481,095	0.2
		1,471,779	0.7
	Financial: 0.9%
500,000 (3)	Nationstar Mortgage
	Holdings, Inc., 5.750%,
	11/15/2031	490,343	0.2
500,000	OneMain Finance
	Corp., 5.375%,
	11/15/2029	480,906	0.2
500,000 (3)	PRA Group, Inc.,
	5.000%, 10/01/2029	460,417	0.2
500,000 (3)	United Wholesale
	Mortgage LLC, 5.750%,	497,165
	06/15/2027		0.3
		1,928,831	0.9
	Industrial: 0.4%
500,000 (3)	Cascades, Inc. /
	Cascades USA, Inc.,
	5.375%, 01/15/2028	489,304	0.2
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
500,000 (3)	Standard Industries,
	Inc., 4.750%,
	01/15/2028	$490,177	0.2
		979,481	0.4
	Technology: 0.3%
550,000 (3)	Entegris Escrow Corp.,
	5.950%, 06/15/2030	560,701	0.3

	Total Corporate Bonds/
	Notes	14,489,056
	(Cost $14,082,753)		6.7

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: 0.1%
	Business Equipment & Services: 0.0%
30,272 (4)	Yak Access LLC Series	68,113
	A		0.0
5,388 (4)	Yak Access LLC Series	12,124
	B		0.0
		80,237	0.0
	Communication Services: 0.0%
32,597 (5)	Cumulus Media, Inc. —	42,702
	Class A		0.0

	Consumer Discretionary: 0.1%
408,271 (4)	24 Hour Fitness	4,083
	Worldwide, Inc.		0.0
42,856 (4)	Anchor Hocking	428
	Holdings		0.0
188 (4)	Travelport Tech Ltd.	133,480	0.1
		137,991	0.1
	Consumer Staples: 0.0%
5,913,978 (4)	Save-A-Lot, Inc./Moran	—
	Foods		0.0

	Total Common Stock	260,930
	(Cost $2,039,237)		0.1
PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
544,388 (4)	24 Hour Fitness	272
	Worldwide, Inc.		0.0

	Total Preferred Stock	272
	(Cost $653,781)		0.0
	Total Long-Term
	Investments	222,195,466
	(Cost $224,182,277)		103.2

19

Voya Floating Rate Fund				PORTFOLIO OF INVESTMENTS**
				as of September 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
2,493,845 (6)	BlackRock Liquidity
	Funds, FedFund,
	Institutional Class,
	4.830%
	(Cost $2,493,845)	$2,493,845	1.2

	Total Short-Term
	Investments	$2,493,845
	(Cost $2,493,845)		1.2
	Total Investments in
	Securities
	(Cost $226,676,122)	$224,689,311	104.4
	Liabilities in Excess of
	Other Assets	(9,404,698)	(4.4)
	Net Assets	$215,284,613	100.0

*

†

(1)

(2)

(3)

(4)

(5)

(6)

Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short- term rates.

Unless otherwise indicated, principal amount is shown in USD. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 9 for additional details. Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁied institutional buyers.

For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Non-income producing security.

Rate shown is the 7-day yield as of September 30, 2024.

Reference Rate Abbreviations:

PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0006M	6-month LIBOR

20

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS**
as of September 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signiﬁicant Other	Signiﬁicant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2024
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services	$—	$—	$80,237	$80,237
Communication Services	42,702	—	—	42,702
Consumer Discretionary	—	—	137,991	137,991
Consumer Staples	—	—	—	—
Total Common Stock	42,702	—	218,228	260,930
Bank Loans	—	207,445,208	—	207,445,208
Corporate Bonds/Notes	—	14,489,056	—	14,489,056
Preferred Stock	—	—	272	272
Short-Term Investments	2,493,845	—	—	2,493,845
Total Investments, at fair value	$2,536,547	$221,934,264	$218,500	$224,689,311

^See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $227,270,651.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,556,233
Gross Unrealized Depreciation	(3,647,804)

Net Unrealized Depreciation	$(2,091,571)

**Approximately 100% of the positions are expected to be sold in anticipation of the close of the Reorganization on August 8, 2025.

21

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DETACH AND RETURN THIS PORTION ONLY

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

1.To approve an Agreement and Plan of Reorganization by and between Voya Funds Trust, on behalf of its series, Voya Floating Rate Fund ("Floating Rate Fund"), and Voya Funds Trust, on behalf of its series, Voya Short Duration High Income Fund (“SDHI Fund”), providing for the reorganization of Floating Rate Fund with and into SDHI Fund; and

2.To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

  To avoid the added cost of follow-up solicitations and possible adjournments, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this Proxy Ballot and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

For Against Abstain

☐    ☐    ☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to be Held on

May 6, 2025:

The Proxy Statement for the Special Meeting and the Notice of the Special Meeting are available at WWW.PROXYVOTE.COM/VOYA.

V60765-TBD

VOYA FLOATING RATE FUND

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints Joanne F. Osberg and Todd Modic, or any one or both of them, proxies, with full power of substitution, to vote all shares of the Fund referenced above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held virtually on May 6, 2025 at 1:00 p.m. MST, and at any adjournment(s) or postponement(s) thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the Special Meeting. To register to attend the Virtual Shareholder Meeting visit the website: https://www.viewproxy.com/voya/broadridgevsm.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C.
OTHER INFORMATION
Item 15. Indemnification
Article X of the Trust’s Declaration of Trust provides the following:
Section 10.1 Limitation of Liability. A trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any trustee. A trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as trustee, provided that nothing contained herein or in the Delaware Act shall protect any trustee against any liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of trustee hereunder.
Section 10.2 Indemnification.
(a)
Subject to the exceptions and limitations contained in Section (b) below:
(i)
every person who is, or has been a trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;
(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals) actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.
(b)
No indemnification shall be provided hereunder to a Covered Person:
(i)
who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or
(ii)
in the event of a settlement, unless there has been a determination that such trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office,
(A)
by the court or other body approving the settlement;
(B)
by at least a majority of those trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C)
by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry) provided; however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the trustees or by independent counsel.
(c)
The rights of indemnification therein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.
(d)
Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or Series if it is ultimately determined that he or she is not entitled to indemnification under this Section 10.2 provided; however, that either: (a) such Covered Person shall have provided appropriate security for such undertaking; (b) the Trust is insured against losses arising out of any such advance payments; or (c) either a majority of the trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.
Article IX of the Trust’s By-Laws provides the following:
The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a trustee, officer, or employee of a corporation, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the trustees would have the power to indemnify him against such liability.
The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any trustee or officer of the Trust against any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
Reference is made to Article IX of the Trust’s By-Law and paragraph 1.11 of the Distribution Agreement.
The Trust is covered under an insurance policy, insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees; to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard in the performance of their duties. The insurance policy also insures the Trust against the cost of indemnification payments to officers under certain circumstances.
Section 9 of the Management Agreement between the Trust and investment manager, Section 14 of the Sub-Advisory Agreement and Section 20 of the Distribution Agreement between the Trust and the distributor limit the liability of the investment manager, the sub-advisor and the distributor to liabilities arising from willful misfeasance, bad faith, or gross negligence in the performance of their respective duties, or from reckless disregard by them of their respective obligations and duties under the agreements.
The Trust hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement, and Distribution Agreement in a manner consistent with Release No. 11330 of the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended so long as the interpretations of Section 17 (h) and 17(i) of such Act remain in effect and are consistently applied.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust understands that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer, or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 16. Exhibits
(1)(a)
ING Funds Trust (the “Trust”) Trust Instrument dated July 30, 1998 (the “Trust Instrument”) – Filed as an Exhibit
to Pre-Effective Amendment No. 1 to the Trust’s Form N-1A Registration Statement on October 28, 1998 and
incorporated herein by reference.

(1)(b)
Certificate of Amendment, dated February 26, 2001, to the Trust Instrument – Filed as an Exhibit to Post-Effective
Amendment No. 8 to the Trust’s Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.

(1)(c)
Certificate of Amendment, dated May 9, 2001, to the Trust Instrument – Filed as an Exhibit to Post-Effective
Amendment No. 9 to the Trust’s Form N-1A Registration Statement on June 15, 2001 and incorporated herein by reference.

(1)(d)
Certificate of Amendment, dated May 9, 2001, to the Trust Instrument – Filed as an Exhibit to Post-Effective
Amendment No. 24 to the Trust’s Form N-1A Registration Statement on July 29, 2003 and incorporated herein by reference.

(1)(e)
Amendment No. 1, dated November 2, 2001, to the Trust Instrument – Filed as an Exhibit to Post-Effective
Amendment No. 17 to the Trust’s Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(1)(f)
Certificate of Amendment, dated December 17, 2001, to the Trust Instrument – Filed as an Exhibit to Post-Effective
Amendment No. 42 to the Trust’s Form N-1A Registration Statement on August 1, 2008 and incorporated herein by reference.

(1)(g)
Certificate of Amendment of Certificate of Trust, effective March 1, 2002, to the Trust Instrument – Filed as an
Exhibit to Post-Effective Amendment No. 24 to the Trust’s Form N-1A Registration Statement on July 29, 2003 and
incorporated herein by reference.

(1)(h)
Amendment No. 4, dated March 1, 2002, to the Trust Instrument – Filed as an Exhibit to Post-Effective Amendment
No. 24 to the Trust’s Form N-1A Registration Statement on July 29, 2003 and incorporated herein by reference.

(1)(i)
Amendment No. 5, effective September 23, 2002, to the Trust Instrument (abolition of series of shares of beneficial interest for ING European Equity Fund, ING Tax Efficient Equity Fund, ING Global Technology Fund, and ING
Global Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Trust’s Form N-1A
Registration Statement on July 29, 2003 and incorporated herein by reference.

(1)(j)
Amendment No. 6, effective September 23, 2002, to the Trust Instrument (name change of series for ING Strategic
Income Fund) – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Trust’s Form N-1A Registration
Statement on July 29, 2003 and incorporated herein by reference.

(1)(k)
Amendment No. 7, effective November 22, 2002, to the Trust Instrument (abolition of series of shares of beneficial interest for ING High Yield Fund) – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Trust’s Form
N-1A Registration Statement on July 29, 2003 and incorporated herein by reference.

(1)(l)
Amendment No. 8, effective June 2, 2003, to the Trust Instrument (establishment of new share class for ING
Intermediate Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Trust’s Form N-1A
Registration Statement on July 29, 2003 and incorporated herein by reference.

(1)(m)
Amendment No. 9, effective August 25, 2003, to the Trust Instrument (abolition of series of shares of beneficial interest for ING National Tax-Exempt Money Market Fund) – Filed as an Exhibit to Post-Effective Amendment No.
25 to the Trust’s Form N-1A Registration Statement on May 25, 2004 and incorporated herein by reference.

(1)(n)
Amendment No. 10, effective August 25, 2003, to the Trust Instrument (abolition of class of shares of beneficial interest for ING Classic Money Market Fund) – Filed as an Exhibit to Post-Effective Amendment No. 25 to the
Trust’s Form N-1A Registration Statement on May 25, 2004 and incorporated herein by reference.

(1)(o)
Amendment No. 11, effective April 23, 2004, to the Trust Instrument (abolition of series of shares of beneficial interest for ING Strategic Bond Fund – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Trust’s
Form N-1A Registration Statement on May 25, 2004 and incorporated herein by reference.

(1)(p)
Amendment No. 12, effective March 24, 2004, to the Trust Instrument (establishment of new share class for ING
Intermediate Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Trust’s Form N-1A
Registration Statement on May 25, 2004 and incorporated herein by reference.

(1)(q)
Plan of Liquidation and Dissolution of Series, effective February 26, 2004 (with respect to ING Strategic Bond
Fund) – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Trust’s Form N-1A Registration Statement
on May 25, 2004 and incorporated herein by reference.

(1)(r)
Amendment No. 13, effective September 2, 2004, to the Trust Instrument (dissolution of share class for ING High
Yield Opportunity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Trust’s Form N-1A
Registration Statement on May 13, 2005 and incorporated herein by reference.

(1)(s)
Amendment No. 14, effective October 25, 2004, to the Trust Instrument (abolition of series of shares of beneficial interest for ING High Yield Opportunity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 28 to the
Trust’s Form N-1A Registration Statement on May 13, 2005 and incorporated herein by reference.

(1)(t)
Amendment No. 15, effective March 15, 2005, to the Trust Instrument (abolition of series of shares of beneficial interest for ING Money Market Fund and ING Lexington Money Market Trust) – Filed as an Exhibit to
Post-Effective Amendment No. 30 to the Trust’s Form N-1A Registration Statement on July 21, 2005 and
incorporated herein by reference.

(1)(u)
Amendment No. 16, effective July 29, 2005, to the Trust Instrument (establishment of new series with respect to
ING Institutional Prime Money Market Fund) – Filed as an Exhibit to Post-Effective Amendment No. 30 to the
Trust’s Form N-1A Registration Statement on July 21, 2005 and incorporated herein by reference.

(1)(v)
Amendment No. 17, effective January 3, 2007, to the Trust Instrument (conversion of series, shares and classes, and the abolition of a class of shares for ING GNMA Income Fund) – Filed as an Exhibit to Post-Effective Amendment
No. 34 to the Trust’s Form N-1A Registration Statement on May 30, 2007 and incorporated herein by reference.

(1)(w)
Amendment No. 18, effective November 19, 2007, to the Trust Instrument (establishment of new share class and re-designation of current share class for ING Institutional Prime Money Market Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 38 to the Trust’s Form N-1A Registration Statement on December 4, 2007 and
incorporated herein by reference.

(1)(x)
Amendment No. 19, effective November 19, 2007, to the Trust Instrument (establishment of new share class for
ING GNMA Income Fund and ING Intermediate Bond Fund) – Filed as an Exhibit to Post-Effective Amendment
No. 38 to the Trust’s Form N-1A Registration Statement on December 4, 2007 and incorporated herein by reference.

(1)(y)
Amendment No. 20, effective July 21, 2008, to the Trust Instrument (establishment of new share class for ING
High Yield Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 42 to the Trust’s Form N-1A
Registration Statement on August 1, 2008 and incorporated herein by reference.

(1)(z)
Amendment No. 21, effective October 23, 2008, to the Trust Instrument (abolition of series of shares of beneficial interest for ING National Tax-Exempt Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 44 to the
Trust’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

(1)(aa)
Amendment No. 22, effective November 20, 2009, to the Trust Instrument (conversion of series, shares and classes, and the abolition of a class of shares for ING GNMA Income Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 47 to the Trust’s Form N-1A Registration Statement on July 26, 2010 and incorporated herein by reference.

(1)(bb)
Amendment No. 23, effective May 27, 2010, to the Trust Instrument (establishment of new series with respect to
ING Floating Rate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 47 to the Trust’s Form N-1A
Registration Statement on July 26, 2010 and incorporated herein by reference.

(1)(cc)
Amendment No. 24, effective May 19, 2011, to the Trust Instrument (establishment of new share class for ING
GNMA Income Fund and ING High Yield Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 53
to the Trust’s Form N-1A Registration Statement on July 30, 2012 and incorporated herein by reference.

(1)(dd)
Amendment No. 25, effective May 19, 2011, to the Trust Instrument (establishment of new share class for ING
High Yield Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 53 to the Trust’s Form N-1A
Registration Statement on July 30, 2012 and incorporated herein by reference.

(1)(ee)
Plan of Liquidation and Dissolution of Series, effective November 4, 2010 (with respect to ING Institutional Prime
Money Market Fund) – Filed as an Exhibit to Post-Effective Amendment No. 50 to the Trust’s Form N-1A
Registration Statement on July 27, 2011 and incorporated herein by reference.

(1)(ff)
Plan of Liquidation and Dissolution of Series, effective January 25, 2011 (with respect to ING Classic Money
Market Fund) – Filed as an Exhibit to Post-Effective Amendment No. 50 to the Trust’s Form N-1A Registration
Statement on July 27, 2011 and incorporated herein by reference.

(1)(gg)
Amendment No. 26, effective July 12, 2012, to the Trust Instrument (establishment of new series for ING Strategic
Income Fund) – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Trust’s Form N-1A Registration
Statement on October 31, 2012 and incorporated herein by reference.

(1)(hh)
Amendment No. 27, effective September 6, 2012, to the Trust Instrument (establishment of new series with respect to ING Short Term Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 62 to the Trust’s Form
N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

(1)(ii)
Amendment No. 28, effective September 6, 2012, to the Trust Instrument (establishment of new share class for ING
Floating Rate Fund and ING High Yield Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 62 to
the Trust’s Form N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

(1)(jj)
Amendment No. 29, effective September 6, 2012, to the Trust Instrument (establishment of new share class for ING
Intermediate Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 75 to the Trust’s Form N-1A
Registration Statement on July 26, 2013 and incorporated herein by reference.

(1)(kk)
Amendment No. 30, effective May 23, 2013, to the Trust Instrument (establishment of new share class for ING
Short Term Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 75 to the Trust’s Form N-1A
Registration Statement on July 26, 2013 and incorporated herein by reference.

(1)(ll)
Amendment No. 30, effective January 10, 2013, to the Trust Instrument (amendment of mandatory trustee retirement age) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration
Statement on May 30, 2014 and incorporated herein by reference.

(1)(mm)
Amendment No. 32, effective May 1, 2014, to the Trust Instrument (name change of each series) – Filed as an
Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration Statement on May 30, 2014
and incorporated herein by reference.

(1)(nn)
Certificate of Amendment of Certificate of Trust, effective May 1, 2014 (name change of the Trust) – Filed as an
Exhibit to Post-Effective Amendment No. 79 to the Trust’s Form N-1A Registration Statement on May 30, 2014
and incorporated herein by reference.

(1)(oo)
Amendment No. 33, effective May 22, 2014, to the Trust Instrument (establishment of new share class for Voya
Short Term Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 80 to the Trust’s Form N-1A
Registration Statement on July 29, 2014 and incorporated herein by reference.

(1)(pp)
Amendment No. 34, effective December 1, 2014, to the Trust Instrument (name change of series for Voya Strategic
Income Fund) – Filed as an Exhibit to Post-Effective Amendment No. 82 to the Trust’s Form N-1A Registration
Statement on May 29, 2015 and incorporated herein by reference.

(1)(qq)
Amendment No. 35, effective July 9, 2015, to the Trust Instrument (establishment of new share class for Voya
Strategic Income Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 83 to the Trust’s
Form N-1A Registration Statement on July 29, 2015 and incorporated herein by reference.

(1)(rr)
Amendment No. 36, effective September 10, 2015, to the Trust Instrument (amendment to increase number of trustees) – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Trust’s Form N-1A Registration
Statement on May 27, 2016 and incorporated herein by reference.

(1)(ss)
Amendment No. 37, effective May 12, 2016, to the Trust Instrument (establishment of new share class for Voya
High Yield Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 86 to the Trust’s Form N-1A
Registration Statement on July 27, 2016 and incorporated herein by reference.

(1)(tt)
Amendment No. 38, effective January 12, 2017, to the Trust Instrument (establishment of new share class for Voya
Floating Rate Fund, Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, Voya
Short Term Bond Fund, and Voya Strategic Income Opportunities Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 89 to the Trust’s Form N-1A Registration Statement on March 23, 2017 and incorporated herein by reference.

(1)(uu)
Amendment No. 39, effective May 8, 2017, to the Trust Instrument (abolition of a class of shares for Voya GNMA
Income Fund, Voya High Yield Bond Fund, and Voya Intermediate Bond Fund) – Filed as an Exhibit to
Post-Effective Amendment No. 92 to the Trust’s Form N-1A Registration Statement on July 27, 2017 and
incorporated herein by reference.

(1)(vv)
Amendment No. 40, effective January 11, 2018, to the Trust Instrument (establishment of new share class for Voya
Floating Rate Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, and Voya Short Term Bond Fund)
– Filed as an Exhibit to Post-Effective Amendment No. 95 to the Trust’s Form N-1A Registration Statement on
January 31, 2018 and incorporated herein by reference.

(1)(ww)
Amendment No. 41, effective September 14, 2018, to the Trust Instrument (establishment of new share class for
Voya Strategic Income Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the
Trust’s Form N-1A Registration Statement on January 31, 2019 and incorporated herein by reference.

(1)(xx)
Amendment No. 42, effective January 25, 2019, to the Trust Instrument (establishment of new share class for Voya
Strategic Income Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Trust’s
Form N-1A Registration Statement on January 31, 2019 and incorporated herein by reference.

(1)(yy)
Amendment No. 43, effective May 23, 2019, to the Trust Instrument (establishment of new series with respect to
Voya Government Money Market Fund II) – Filed as an Exhibit to Post-Effective Amendment No. 108 to the
Trust’s Form N-1A Registration Statement on October 21, 2019 and incorporated herein by reference.

(1)(zz)
Amendment No. 44, effective September 12, 2019, to the Trust Instrument (establishment of new share class for
Voya Short Term Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 108 to the Trust’s Form N-1A
Registration Statement on October 21, 2019 and incorporated herein by reference.

(1)(aaa)
Amendment No. 45, effective November 8, 2019, to the Trust Instrument (name change of series for Voya
Government Money Market Fund II) – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Trust’s
Form N-1A Registration Statement on October 31, 2019 and incorporated herein by reference.

(1)(bbb)
Amendment No. 46, effective November 25, 2019, to the Trust Instrument (abolition of a class of shares for Voya
Government Money Market Fund) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Trust’s Form
N-1A Registration Statement on March 20, 2020 and incorporated herein by reference.

(1)(ccc)
Amendment No. 47, effective November 25, 2019, to the Trust Instrument (abolition of a class of shares for Voya
Government Money Market Fund and Voya Intermediate Bond Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 112 to the Trust’s Form N-1A Registration Statement on March 20, 2020 and incorporated herein by reference.

(1)(ddd)
Amendment No. 48, effective November 25, 2019, to the Trust Instrument (amendment of mandatory trustee retirement age) – Filed as an Exhibit to Post-Effective Amendment No. 112 to the Trust’s Form N-1A Registration
Statement on March 20, 2020 and incorporated herein by reference.

(1)(eee)
Amendment No. 2, dated November 2, 2001, to the Trust Instrument – Filed as an Exhibit to Post-Effective
Amendment No. 113 to the Trust’s Form N-1A Registration Statement on May 20, 2020 and incorporated herein by reference.

(1)(fff)
Amendment No. 3, dated November 2, 2001, to the Trust Instrument (abolition of series of shares of beneficial interest for Pilgrim Internet Fund II) – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Trust’s
Form N-1A Registration Statement on May 20, 2020 and incorporated herein by reference.

(1)(ggg)
Amendment No. 49, effective March 13, 2020, to the Trust Instrument (establishment of new share class for Voya
GNMA Income Fund) – Filed as an Exhibit to Post-Effective Amendment No. 113 to the Trust’s Form N-1A
Registration Statement on May 20, 2020 and incorporated herein by reference.

(1)(hhh)
Certificate of Amendment to Certificate of Trust, dated July 23, 2021, of the Trust (change the registered office and the registered agent of the Trust) – Filed as an Exhibit to Post-Effective Amendment No. 120 to the Trust’s Form
N-1A Registration Statement on May 27, 2022 and incorporated herein by reference.

(1)(iii)
Amendment No. 50, effective September 30, 2022, to the Trust Instrument (abolition of classes of shares for Voya
Strategic Income Opportunities Fund) – Filed as an Exhibit to Amendment No. 122 to the Trust’s Form N-1A
Registration Statement on November 18, 2022 and incorporated herein by reference.

(1)(jjj)
Amendment No. 51, effective November 17, 2022, to the Trust Instrument (establishment of new series with respect to Voya Short Duration High Income Fund) – Filed as an Exhibit to Post-Effective Amendment No. 123 to the
Trust's Form N-1A Registration Statement on February 8, 2023 and incorporated herein by reference.

(1)(kkk)
Amendment No. 52, effective November 18, 2022, to the Trust Instrument (establishment of new series with respect to Voya VACS Series HYB Fund) – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Trust's Form
N-1A Registration Statement on February 8, 2023 and incorporated herein by reference.

(1)(lll)
Amendment No. 53, effective January 12, 2023, to the Trust Instrument (abolition of classes of shares for Voya
Floating Rate Fund, Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, Voya
Short Term Bond Fund, and Voya Strategic Income Opportunities Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 125 to the Trust's Form N-1A Registration Statement on April 17, 2023 and incorporated herein by reference.

(1)(mmm)
Amendment No. 54, effective March 16, 2023, to the Trust Instrument (establishment of a new share class for Voya
Short Duration High Income Fund) – Filed as an Exhibit to Post-Effective Amendment No. 125 to the Trust's Form
N-1A Registration Statement on April 17, 2023 and incorporated herein by reference.

(1)(nnn)
Amendment No. 55, effective May 1, 2023, to the Trust Instrument (abolition of classes of shares for Voya Floating
Rate Fund, Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, and Voya Short
Term Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 125 to the Trust's Form N-1A
Registration Statement on April 17, 2023 and incorporated herein by reference.

(1)(ooo)
Certificate of Amendment to Certificate of Trust, dated July 23, 2021, of the Trust (change the registered office and the registered agent of the Trust) – Filed as an Exhibit to Post-Effective Amendment No. 127 to the Trust’s Form
N-1A Registration Statement on July 27, 2023 and incorporated herein by reference.

(1)(ppp)
Amendment No. 56, effective June 7, 2024, to Trust Instrument of Voya Funds Trust (establishment of class R6 shares for Voya Government Money Market Fund) – Filed as an Exhibit to Post-Effective Amendment No. 128 to
the Trust’s Form N-1A Registration Statement on April 5, 2024 and incorporated herein by reference.

(2)
Amended and Restated By-Laws of the Trust dated March 18, 2018 – Filed as an Exhibit to Post-Effective
Amendment No. 98 to the Trust's Form N-1A Registration Statement on July 27, 2018 and incorporated herein by reference.

(3)	Not applicable.
(4)
Form Of Agreement and Plan of Reorganization between Voya Floating Rate Fund and Voya Short Duration High
Income Fund, each a series of the Trust – Attached as Appendix A to the Proxy Statement/Prospectus.

(5)
The rights of holders of the securities being registered are set out in Articles II, VII, IX, and X of the Trust
Instrument referenced in Exhibit (a) above and in Articles IV, VI, and XIII of the Bylaws referenced in Exhibit (b)
above.

(6)(a)
Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated
May 1, 2015, between the Trust and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment
No. 82 to the Trust’s Form N-1A Registration Statement on May 29, 2015 and incorporated herein by reference.

(6)(a)(i)
Amended Schedule A, effective February 9, 2023, to the Amended and Restated Investment Management
Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between the Trust and Voya
Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Trust's Form N-1A
Registration Statement on February 8, 2023 and incorporated herein by reference.

(6)(a)(ii)
Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management
Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between the Trust and Voya
Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Trust’s Form N-1A
Registration Statement on July 30, 2020 and incorporated herein by reference.

(6)(a)(iii)
Waiver Letter, dated August 1, 2022, to the Amended and Restated Investment Management Agreement, dated
November 18, 2014, as amended and restated May 1, 2015, between the Trust and Voya Investments, LLC (Class P management fee waiver for Voya Floating Rate Fund, Voya High Yield Bond Fund, and Voya Strategic Income
Opportunities Fund) for the period from August 1, 2022 through August 1, 2023 – Filed as an Exhibit to
Post-Effective Amendment No. 121 to the Trust’s Form N-1A Registration Statement on July 28, 2022 and
incorporated herein by reference.

(6)(a)(iv)
Waiver Letter, dated August 1, 2024, to the Amended and Restated Investment Management Agreement, dated
November 18, 2014, as amended and restated May 1, 2015, between the Trust and Voya Investments, LLC
(management fee waiver for Voya Floating Rate Fund) for the period from August 1, 2024 through August 1, 2025
– Filed as an Exhibit to Post-Effective Amendment No. 132 to the Trust’s Form N-1A Registration Statement on
July 29, 2024 and incorporated herein by reference.

(6)(a)(v)
Waiver Letter, dated August 1, 2024, to the Amended and Restated Investment Management Agreement, dated
November 18, 2014, as amended and restated May 1, 2015, between the Trust and Voya Investments, LLC
(management fee waiver for Voya High Yield Bond Fund) for the period from August 1, 2024 through August 1,
2025 – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Trust’s Form N-1A Registration Statement
on July 29, 2024 and incorporated herein by reference.

(6)(b)
Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated
May 1, 2015, between the Trust and Voya Investments, LLC – Filed as an Exhibit to Post-Effective Amendment
No. 82 to the Trust’s Form N-1A Registration Statement on May 29, 2015 and incorporated herein by reference.

(6)(b)(i)
Amended Schedule A, effective January 1, 2020, to the Amended and Restated Investment Management Agreement,
dated November 18, 2014, as amended and restated May 1, 2015, between the Trust and Voya Investments, LLC –
Filed as an Exhibit to Post-Effective Amendment No. 112 to the Trust’s Form N-1A Registration Statement on
March 20, 2020 and incorporated herein by reference.

(6)(b)(ii)
Amended Schedules B and C, dated September 2020, to the Amended and Restated Investment Management
Agreement, dated November 18, 2014, as amended and restated May 1, 2015, between the Trust and Voya
Investments, LLC– Filed as an Exhibit to Post-Effective Amendment No. 116 to the Trust’s Form N-1A Registration
Statement on July 30, 2020 and incorporated herein by reference.

(6)(b)(iii)
Waiver Letter, dated August 1, 2022, to the Amended and Restated Investment Management Agreement, dated
November 18, 2014, as amended and restated May 1, 2015, between the Trust and Voya Investments, LLC (Class P management fee waiver for Voya GNMA Income Fund) for the period from August 1, 2022 through August 1, 2023
– Filed as an Exhibit to Post-Effective Amendment No. 121 to the Trust’s Form N-1A Registration Statement on
July 28, 2022 and incorporated herein by reference.

(6)(c)
Sub-Advisory Agreement, effective November 18, 2014, between Voya Investments, LLC and Voya Investment
Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 82 to the Trust’s Form N-1A
Registration Statement on May 29, 2015 and incorporated herein by reference.

(6)(c)(i)
First Amendment, effective January 1, 2018, to the Sub-Advisory Agreement, effective November 18, 2014, between Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an Exhibit to Post-Effective
Amendment No. 98 to the Trust's Form N-1A Registration Statement on July 27, 2018 and incorporated herein by reference.

(6)(c)(ii)
Second Amendment, effective February 1, 2018, to the Sub-Advisory Agreement, effective November 18, 2014, between Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an Exhibit to Post-Effective
Amendment No. 98 to the Trust's Form N-1A Registration Statement on July 27, 2018 and incorporated herein by reference.

(6)(c)(iii)
Amended Schedule A, effective February 9, 2023, to the Sub-Advisory Agreement, effective November 18, 2014, between Voya Investments, LLC and Voya Investment Management Co. LLC (addition of Voya Short Duration High
Income Fund) – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Trust's Form N-1A Registration
Statement on February 8, 2023 and incorporated herein by reference.

(6)(d)
Expense Limitation Agreement, effective January 1, 2016, between Voya Investments, LLC and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Trust’s Form N-1A Registration Statement on May 27, 2016
and incorporated herein by reference.

(6)(d)(i)
Amended Schedule A, effective June 7, 2024, to the Expense Limitation Agreement, effective January 1, 2016, between Voya Investments, LLC and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 128 to the
Trust’s Form N-1A Registration Statement on April 5, 2024 and incorporated herein by reference.

(6)(d)(ii)
Expense Limitation Recoupment Letter, dated January 1, 2016, to the Expense Limitation Agreement, effective
January 1, 2016, between Voya Investments, LLC and the Trust (expense limitation recoupments for Voya
Intermediate Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Trust’s Form N-1A
Registration Statement on May 27, 2016 and incorporated herein by reference.

(6)(d)(iii)
Waiver Letter, dated August 1, 2024, to the Expense Limitation Agreement, effective January 1, 2016, between
Voya Investments, LLC and the Trust (expense limitations for Voya Floating Rate Fund) for the period from
August 1, 2024 through August 1, 2025 – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Trust’s
Form N-1A Registration Statement on July 29, 2024 and incorporated herein by reference.

(6)(e)
Expense Limitation Agreement, effective August 1, 2016, between Voya Investments, LLC and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 86 to the Trust’s Form N-1A Registration Statement on July 27, 2016
and incorporated herein by reference.

(6)(e)(i)
Amended Schedule A, effective January 12, 2023, to the Expense Limitation Agreement, effective August 1, 2016, between Voya Investments, LLC and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 127 to the
Trust’s Form N-1A Registration Statement on July 27, 2023 and incorporated herein by reference.

(6)(f)
Money Market Fund Expense Limitation Agreement, effective November 5, 2019, among Voya Investments, LLC,
Voya Investments Distributor, LLC, and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 109 to the
Trust’s Form N-1A Registration Statement on October 31, 2019 and incorporated herein by reference.

(6)(f)(i)
Amended Schedule A, effective May 1, 2024, to the Money Market Fund Expense Limitation Agreement, effective
November 5, 2019, among Voya Investments, LLC, Voya Investments Distributor, LLC, and the Trust – Filed as an
Exhibit to Post-Effective Amendment No. 131 to the Trust’s Form N-1A Registration Statement on June 10, 2024
and incorporated herein by reference.

(7)(a)
Underwriting Agreement, effective November 18, 2014, between the Trust and Voya Investments Distributor, LLC –
Filed as an Exhibit to Post-Effective Amendment No. 82 to the Trust’s Form N-1A Registration Statement on
May 29, 2015 and incorporated herein by reference.

(7)(a)(i)
Amended Schedule A, dated February 9, 2023, to the Underwriting Agreement, effective November 18, 2014, between the Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No.
123 to the Trust's Form N-1A Registration Statement on February 8, 2023 and incorporated herein by reference.

(7)(b)
Placement Agent Agreement, effective November 18, 2022, between the Trust and Voya Investments Distributor,
LLC – Filed as an Exhibit to Post-Effective Amendment No. 123 to the Trust's Form N-1A Registration Statement
on February 8, 2023 and incorporated herein by reference.

(8)
Deferred Compensation Plan for Independent Directors, as amended and restated January 10, 2024 – Filed as an
Exhibit to Post-Effective Amendment No. 132 to the Trust’s Form N-1A Registration Statement on July 29, 2024
and incorporated herein by reference.

(9)(a)
Custody Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon (formerly, The
Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Trust’s Form N-1A
Registration Statement on July 29, 2003 and incorporated herein by reference.

(9)(a)(i)
Amendment, dated January 1, 2019, to the Custody Agreement, dated January 6, 2003, between the Trust and The
Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Trust’s Form N-1A
Registration Statement on January 31, 2019 and incorporated herein by reference.

(9)(a)(ii)
Amended Exhibit A, effective May 1, 2024, to the Custody Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Trust’s Form
N-1A Registration Statement on June 10, 2024 and incorporated herein by reference.

(9)(b)
Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon
– Filed as an Exhibit to Post-Effective Amendment No. 24 to the Trust’s Form N-1A Registration Statement on
July 29, 2003 and incorporated herein by reference.

(9)(b)(i)
Amendment, dated September 6, 2012, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon (IPO/BID processing for the ING Funds) – Filed as an Exhibit to
Post-Effective Amendment No. 119 to the Trust’s Form N-1A Registration Statement on July 29, 2021 and
incorporated herein by reference.

(9)(b)(ii)
Amendment, dated July 13, 2021, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the
Trust and The Bank of New York Mellon (IPO/BID processing for the Voya Funds) – Filed as an Exhibit to
Post-Effective Amendment No. 119 to the Trust’s Form N-1A Registration Statement on July 29, 2021 and
incorporated herein by reference.

(9)(b)(iii)
Amendment, dated July 21, 2021, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the
Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Trust’s
Form N-1A Registration Statement on July 29, 2021 and incorporated herein by reference.

(9)(b)(iv)
Amended Exhibit A, effective May 1, 2024, to the Foreign Custody Manager Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 131
to the Trust’s Form N-1A Registration Statement on June 10, 2024 and incorporated herein by reference.

(9)(c)
Custodian and Investment Accounting Agreement, effective November 1, 2001, between the Trust and State Street
Bank and Trust Company – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Trust's Form N-1A
Registration Statement on July 27, 2018 and incorporated herein by reference.

(9)(c)(i)
First Amendment, dated March 1, 2002, to the Custodian and Investment Accounting Agreement, effective
November 1, 2001, between the Trust and State Street Bank and Trust Company – Filed as an Exhibit to
Post-Effective Amendment No. 98 to the Trust's Form N-1A Registration Statement on July 27, 2018 and
incorporated herein by reference.

(9)(c)(ii)
Second Amendment, dated October 1, 2007, to the Custodian and Investment Accounting Agreement, effective
November 1, 2001, between the Trust and State Street Bank and Trust Company – Filed as an Exhibit to
Post-Effective Amendment No. 98 to the Trust's Form N-1A Registration Statement on July 27, 2018 and
incorporated herein by reference.

(9)(c)(iii)
Third Amendment, dated August 2, 2010, to the Custodian and Investment Accounting Agreement, effective
November 1, 2001, between the Trust and State Street Bank and Trust Company – Filed as an Exhibit to
Post-Effective Amendment No. 98 to the Trust's Form N-1A Registration Statement on July 27, 2018 and
incorporated herein by reference.

(10)(a)
Fourth Amended and Restated Service and Distribution Plan, effective November 16, 2023 (Class A shares for Voya
GNMA Income Fund and Voya Short Duration High Income Fund) – Filed as an Exhibit to Post-Effective
Amendment No. 128 to the Trust’s Form N-1A Registration Statement on April 5, 2024 and incorporated herein by reference.

(10)(b)
Fifth Amended and Restated Distribution Plan, effective November 16, 2023 (Class C shares) – Filed as an Exhibit to Post-Effective Amendment No. 128 to the Trust’s Form N-1A Registration Statement on April 5, 2024 and
incorporated herein by reference.

(10)(c)
Fourth Amended and Restated Service and Distribution Plan, effective November 16, 2023 (Class C shares for Voya
GNMA Income Fund, Voya Government Money Market Fund and Voya Short Duration High Income Fund) – Filed
as an Exhibit to Post-Effective Amendment No. 128 to the Trust’s Form N-1A Registration Statement on April 5,
2024 and incorporated herein by reference.

(10)(d)
Sixth Amended and Restated Shareholder Servicing Plan, effective November 16, 2023 – Filed as an Exhibit to
Post-Effective Amendment No. 128 to the Trust’s Form N-1A Registration Statement on April 5, 2024 and
incorporated herein by reference.

(10)(e)
Fourth Amended and Restated Shareholder Service and Distribution Plan, effective November 16, 2023 (Class R shares for Voya Floating Rate Fund, Voya GNMA Income Fund, Voya Government Money Market Fund, Voya High
Yield Bond Fund, Voya Intermediate Bond Fund, Voya Short Term Bond Fund, and Voya Strategic Income
Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 128 to the Trust’s Form N-1A
Registration Statement on April 5, 2024 and incorporated herein by reference.

(10)(f)
Twenty-First Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated January 12, 2023 – Filed as an Exhibit to Post-Effective Amendment No. 125 to the Trust's Form N-1A Registration Statement on April 17,
2023 and incorporated herein by reference.

(10)(f)(i)
Amended Schedules A and B, each dated March 6, 2024, to the Twenty-First Amended and Restated Multiple
Class Plan Pursuant to Rule 18f-3, dated January 12, 2023 – Filed as an Exhibit to Post-Effective Amendment No.
128 to the Trust’s Form N-1A Registration Statement on April 5, 2024 and incorporated herein by reference.

(11)(a)	Opinion and Consent of Counsel (Ropes & Gray LLP) – Filed herein.
(11)(b)	Opinion and Consent of Counsel (Richards, Layton & Finger, P.A.) – Filed herein.
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.
(13)(a)
Amended Master Repurchase Agreement, effective August 4, 2006, between the Trust and Goldman, Sachs & Co. –
Filed as an Exhibit to Post-Effective Amendment No. 44 to the Trust’s Form N-1A Registration Statement on
July 30, 2009 and incorporated herein by reference.

(13)(b)
Fund Accounting Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Form N-1A Trust’s Registration Statement on May 25,
2004 and incorporated herein by reference.

(13)(b)(i)
Amendment, dated January 1, 2019, to the Fund Accounting Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Trust’s Form
N-1A Registration Statement on January 31, 2019 and incorporated herein by reference.

(13)(b)(ii)
Investment Company Reporting Modernization Services Amendment, dated February 1, 2018, to the Fund
Accounting Agreement, dated January 6, 2003, between the Trust and The Bank of New York Mellon – Filed as an
Exhibit to Post-Effective Amendment No. 98 to the Trust's Form N-1A Registration Statement on July 27, 2018 and
incorporated herein by reference.

(13)(b)(iii)
Amended Exhibit A, effective May 1, 2024, to the Fund Accounting Agreement, dated January 6, 2003, between the
Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Trust’s
Form N-1A Registration Statement on June 10, 2024 and incorporated herein by reference.

(13)(c)
Securities Lending Agreement and Guaranty, dated August 7, 2003, between the Trust and The Bank of New York
Mellon – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Trust’s Form N-1A Registration Statement
on May 25, 2004 and incorporated herein by reference.

(13)(c)(i)
Amendment, effective October 1, 2011, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 72 to
the Trust’s Form N-1A Registration Statement on May 30, 2013 and incorporated herein by reference.

(13)(c)(ii)
Amendment, effective March 21, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 104
to the Trust’s Form N-1A Registration Statement on July 26, 2019 and incorporated herein by reference.

(13)(c)(iii)
Amendment, effective March 26, 2019, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 104
to the Trust’s Form N-1A Registration Statement on July 26, 2019 and incorporated herein by reference.

(13)(c)(iv)
Amendment, effective March 30, 2023, to the Securities Lending Agreement and Guaranty, dated August 7, 2003, between the Trust and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 125
to the Trust's Form N-1A Registration Statement on April 17, 2023 and incorporated herein by reference.

(13)(d)
Transfer Agency Services Agreement, effective April 20, 2009, between BNY Mellon Investment Servicing (US)
Inc., (formerly, PNC Global Investment Servicing (U.S.) Inc.) and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 44 to the Trust’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

(13)(d)(i)
Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement, effective April 20, 2009, between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 50 to the Trust’s Form N-1A Registration Statement on July 27, 2011 and incorporated herein by reference.

(13)(d)(ii)
Amendment, effective January 1, 2019, to the Transfer Agency Services Agreement, effective April 20, 2009, between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 101 to the Trust’s Form N-1A Registration Statement on January 31, 2019 and incorporated herein by reference.

(13)(d)(iii)
Amendment, effective May 1, 2019, to the Transfer Agency Services Agreement, effective April 20, 2009, between
BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective Amendment No.
104 to the Trust’s Form N-1A Registration Statement on July 26, 2019 and incorporated herein by reference.

(13)(d)(iv)
Amendment, effective November 5, 2019, to the Transfer Agency Services Agreement, effective April 20, 2009, between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 109 to the Trust’s Form N-1A Registration Statement on October 31, 2019 and incorporated herein by reference.

(13)(d)(v)
Amendment, effective May 1, 2020, to the Transfer Agency Services Agreement, effective April 20, 2009, between
BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective Amendment No.
113 to the Trust’s Form N-1A Registration Statement on May 20, 2020 and incorporated herein by reference.

(13)(d)(vi)
Amendment, effective April 4, 2022, to the Transfer Agency Services Agreement, effective April 20, 2009, between
BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective Amendment No.
120 to the Trust’s Form N-1A Registration Statement on May 27, 2022 and incorporated herein by reference.

(13)(d)(vii)
Amendment, effective October 21, 2022, to the Transfer Agency Services Agreement, effective April 20, 2009, between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 123 to the Trust's Form N-1A Registration Statement on February 8, 2023 and incorporated herein by reference.

(13)(d)(viii)
Amendment, effective November 18, 2022, to the Transfer Agency Services Agreement, effective April 20, 2009, between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 123 to the Trust's Form N-1A Registration Statement on February 8, 2023 and incorporated herein by reference.

(13)(d)(ix)
Amendment, effective November 21, 2022, to the Transfer Agency Services Agreement, effective April 20, 2009, between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 123 to the Trust's Form N-1A Registration Statement on February 8, 2023 and incorporated herein by reference.

(13)(d)(x)
Amendment, effective February 9, 2023, to the Transfer Agency Services Agreement, effective April 20, 2009, between BNY Mellon Investment Servicing (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective
Amendment No. 123 to the Trust's Form N-1A Registration Statement on February 8, 2023 and incorporated herein by reference.

(13)(d)(xi)
Amendment, effective May 1, 2024, to the Transfer Agency Services Agreement, effective April 20, 2009, between
BNY Mellon Investment Services (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective Amendment No.
132 to the Trust’s Form N-1A Registration Statement on July 29, 2024 and incorporated herein by reference.

(13)(d)(xii)
Exhibit A, dated May 1, 2024, to the Transfer Agency Services Agreement, effective April 20, 2009, between BNY
Mellon Investment Services (US) Inc. and the Trust – Filed as an Exhibit to Post-Effective Amendment No. 132 to
the Trust’s Form N-1A Registration Statement on July 29, 2024 and incorporated herein by reference.

(13)(e)
Allocation Agreement, dated May 24, 2002 (Fidelity Bond) – Filed as an Exhibit to Post-Effective Amendment No.
113 to the Trust’s Form N-1A Registration Statement on May 20, 2020 and incorporated herein by reference.

(13)(e)(i)
Amended Schedule A, dated July 2021, to the Allocation Agreement, dated May 24, 2022, (Fidelity Bond) – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Trust’s Form N-1A Registration Statement on July 29,
2021 and incorporated herein by reference.

(13)(f)
Allocation Agreement, dated May 24, 2002 (Directors & Officers Liability) – Filed as an Exhibit to Post-Effective
Amendment No. 116 to the Trust’s Form N-1A Registration Statement on July 30, 2020 and incorporated herein by reference.

(13)(f)(i)
Amended Schedule A, dated July 2021, to the Allocation Agreement, dated May 24, 2002 (Directors & Officers
Liability) – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Trust’s Form N-1A Registration
Statement on July 29, 2021 and incorporated herein by reference.

(13)(g)
Service Agreement, effective February 12, 2018, between State Street Bank and Trust Company and the Trust –
Filed as an Exhibit to Post-Effective Amendment No. 98 to the Trust's Form N-1A Registration Statement on
July 27, 2018 and incorporated herein by reference.

(13)(h)
Fund Administration Support Services Agreement (with redaction), effective July 29, 2022, between Voya
Investments, LLC and The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 125
to the Trust's Form N-1A Registration Statement on April 17, 2023 and incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm – Filed herein.
(15)	Not applicable.
(16)	Powers of Attorney – Filed herein.

(17)	Not applicable.
Item 17. Undertakings
1. The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2. The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
3. The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 10th day of January 2025.

VOYA FUNDS TRUST

By:	/s/ Joanne F. Osberg
Joanne F. Osberg
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Christian G. Wilson*	President and Chief/Principal Executive	January 10, 2025
Officer
Todd Modic*	Senior Vice President, Chief/Principal	January 10, 2025
Financial Officer, and Assistant Secretary
Fred Bedoya*	Vice President, Principal Accounting	January 10, 2025
Officer, and Treasurer
Colleen D. Baldwin*	Trustee	January 10, 2025
John V. Boyer*	Trustee	January 10, 2025
Martin J. Gavin*	Trustee	January 10, 2025
Joseph E. Obermeyer*	Trustee	January 10, 2025
Sheryl K. Pressler*	Trustee	January 10, 2025
Christopher P. Sullivan*	Trustee	January 10, 2025
*By: /s/ Joanne F. Osberg
Joanne F. Osberg
as Attorney-in-Fact**

**Powers of Attorney for Christian G. Wilson, Todd Modic, Fred Bedoya, and each Trustee are attached hereto.

1